UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-23161

Nushares ETF Trust

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, IL 60606

(Address of principal executive offices) (Zip code)

Diana R. Gonzalez

Vice President and Secretary

333 West Wacker Drive, Chicago, IL 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 917-7700

Date of fiscal year end: October 31

Date of reporting period: April 30, 2023

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policy making roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss.3507.

Item 1. Reports to Stockholders.

Funds
Exchange-Traded
Funds
Nuveen Exchange-Traded
April 30, 2023
Semi-annual
Report
This semi-annual report contains the Funds' unaudited financial statements.
Fund Name
Listing Exchange
Ticker
Symbol
Nuveen ESG Dividend ETF
Cboe BZX Exchange, Inc. NUDV
Nuveen ESG Emerging Markets Equity ETF
Cboe BZX Exchange, Inc. NUEM
Nuveen ESG International Developed Markets Equity ETF
Cboe BZX Exchange, Inc. NUDM
Nuveen ESG Large-Cap ETF
Cboe BZX Exchange, Inc. NULC
Nuveen ESG Large-Cap Growth ETF
Cboe BZX Exchange, Inc. NULG
Nuveen ESG Large-Cap Value ETF
Cboe BZX Exchange, Inc. NULV
Nuveen ESG Mid-Cap Growth ETF
Cboe BZX Exchange, Inc. NUMG
Nuveen ESG Mid-Cap Value ETF
Cboe BZX Exchange, Inc. NUMV
Nuveen ESG Small-Cap ETF
Cboe BZX Exchange, Inc. NUSC

Table
of Contents
Chair’s Letter to Shareholders 3
Important Notices 4
Risk Considerations 5
About the Funds’ Benchmarks 7
Fund Performance, Expense Ratios and Holdings Summaries 9
Expense Examples 28
Portfolios of Investments 31
Statement of Assets and Liabilities 70
Statement of Operations 72
Statement of Changes in Net Assets 74
Financial Highlights 79
Notes to Financial Statements 83
Additional Fund Information 92
Glossary of Terms Used in this Report 94
Liquidity Risk Management Program 95
Chair’s Letter
to Shareholders

Dear Shareholders,
The significant measures taken by the U.S. Federal Reserve (Fed) and other global central banks over the past year to contain inflation have begun to take effect. From March 2022 to
May 2023, the Fed raised the target fed funds rate by 5.00% to a range of 5.00% to 5.25%, marking the fastest interest rate hiking cycle in its history. Across most of the world, inflation rates have fallen from their post-pandemic highs but currently remain well above the levels that central banks consider supportive of their economies’ long-term growth.
At the same time, the U.S. and other large economies have remained surprisingly resilient, even as financial conditions have tightened. Despite contracting in the first half of 2022, U.S.
gross domestic product grew 2.1% in the year overall compared to 2021 and expanded at a more moderate pace of 1.3% in the first quarter of 2023. A relatively strong jobs market has helped support consumer sentiment and spending despite historically high inflation. Markets are concerned that these conditions could keep upward pressure on prices and wages, although the recent collapse of three regional U.S. banks (Silicon Valley Bank, Signature
Bank and First Republic Bank) and major European bank Credit Suisse is likely to add further downward pressure to the economy as the banking system slows lending in response.
Fed officials are closely monitoring inflation data and other economic measures to modify their rate setting activity based upon these factors on a meeting-by-meeting basis, including pausing rate adjustments at the most recent meeting in June 2023 in order to assess the effects of monetary policy so far on the economy. While uncertainty has increased given the unpredictable outcome of tighter credit conditions on the economy, the Fed remains committed to acting until it sees sustainable progress toward its inflation goals. In the meantime, markets are likely to continue reacting in the short term to news about inflation data, economic indicators and central bank policy. The debt ceiling debate in Congress was also looming over the markets until the government passed an increase to the debt limit in early June 2023 and averted a default scenario. We encourage investors to keep a long-term perspective amid the short-term noise. Your financial professional can help you review how well your portfolio is aligned with your time horizon, risk tolerance and investment goals.
On behalf of the other members of the Nuveen Fund Board, we look forward to continuing to earn your trust in the months and years ahead.
Terence J. Toth
Chair of the Board
June 21, 2023

Important Notices
For Shareholders of
Nuveen ESG Dividend ETF (NUDV)
Nuveen ESG Emerging Markets Equity ETF (NUEM)
Nuveen ESG International Developed Markets Equity ETF (NUDM)
Nuveen ESG Large-Cap ETF (NULC)
Nuveen ESG Large-Cap Growth ETF (NULG)
Nuveen ESG Large-Cap Value ETF (NULV)
Nuveen ESG Mid-Cap Growth ETF (NUMG)
Nuveen ESG Mid-Cap Value ETF (NUMV)
Nuveen ESG Small-Cap ETF (NUSC)
Portfolio Manager Commentaries in Semi-annual Shareholder Reports
The Funds include portfolio manager commentary in its annual shareholder reports. For the Funds’ most recent annual portfolio manager discussion, please refer to the Portfolio Managers’ Comments section of each Fund’s October 31, 2022 annual shareholder report.
For current information on your Fund’s investment objectives, portfolio management team and average annual total returns please refer to the Fund’s website at www.nuveen.com.
For changes that occurred to your Fund both during and subsequent to this reporting period, please refer to the Notes to Financial
Statements section of this report.
For average annual total returns as of the end of this reporting period, please refer to the Performance Overview, Expense Ratios and Holding Summaries section within this report.
Risk Considerations

Nuveen ESG Dividend ETF (NUDV)
Investing involves risk; principal loss is possible. There is no guarantee the Fund’s investment objectives will be achieved. This ETF seeks to generally track the investment results of an index; however the Fund may underperform, outperform or be more volatile than the referenced index. In addition, because the Index selects securities for inclusion based on environmental, social, and governance (ESG) criteria, the Fund may forgo some market opportunities available to funds that don’t use these criteria. The value of equity securities may decline significantly over short or extended periods of time. Dividend-paying stocks, such as those held by the Fund, are subject to market risk, concentration or sector risk, preferred security risk, and common stock risk. These and other risk considerations are described in detail in the Fund’s prospectus.
Nuveen ESG Emerging Markets Equity ETF (NUEM)
Investing involves risk; principal loss is possible. There is no guarantee the Fund’s investment objectives will be achieved. This ETF seeks to generally track the investment results of an index; however the Fund may underperform, outperform or be more volatile than the referenced index. Non-U.S. investments involve risks such as currency fluctuation, political and economic instability, lack of liquidity and differing legal and accounting standards. These risks are magnified in emerging markets. Due to the percentage weight within the base index, the Fund may at times be significantly invested in certain countries, such as China. Investing in China involves additional risks, including a reduction in growth if global or domestic demand for Chinese goods decreases significantly, pricing anomalies that may be connected to governmental influence, a lack of publicy-available information and/or social instability. In addition, because the Index selects securities for inclusion based on environmental, social, and governance (ESG) criteria, the Fund may forgo some market opportunities available to funds that don’t use these criteria. A portfolio concentrated in a single industry sector or country may present more risk than a portfolio broadly diversified over several industries or countries. These and other risks, such as mid-cap stock risk, are described in the Fund’s prospectus.
Nuveen ESG International Developed Markets Equity ETF (NUDM)
Investing involves risk; principal loss is possible. There is no guarantee the Fund’s investment objectives will be achieved. This exchange-traded fund seeks to generally track the investment results of an index; however the Fund may underperform, outperform or be more volatile than the referenced index. Non-U.S. investments involve risks such as currency fluctuation, political and economic instability, lack of liquidity and differing legal and accounting standards. In addition, because the Index selects securities for inclusion based on environmental, social, and governance (ESG) criteria, the Fund may forgo some market opportunities available to funds that don’t use these criteria. A portfolio concentrated in a single industry sector or country may present more risk than a portfolio broadly diversified over several industries or countries. These and other risks, such as mid-cap stock risk, are described in the Fund’s prospectus.
Nuveen ESG Large-Cap ETF (NULC)
Investing involves risk; principal loss is possible. There is no guarantee the Fund’s investment objectives will be achieved. This
ETF seeks to generally track the investment results of an index; however the Fund may underperform, outperform or be more volatile than the referenced index. In addition, because the Index selects securities for inclusion based on environmental, social, and governance (ESG) criteria, the Fund may forgo some market opportunities available to funds that don’t use these criteria. The value of equity securities may decline significantly over short or extended periods of time. Because it invests primarily in large-
capitalization stocks, the Fund may underperform funds that invest primarily in stocks of smaller capitalization companies during periods when the stocks of such companies are in favor. These and other risk considerations are described in detail in the Fund’s prospectus.
Nuveen ESG Large-Cap Growth ETF (NULG)
Investing involves risk; principal loss is possible. There is no guarantee the Fund’s investment objectives will be achieved. This ETF seeks to generally track the investment results of an index; however the Fund may underperform, outperform or be more volatile than the referenced index. In addition, because the Index selects securities for inclusion based on environmental, social, and governance (ESG) criteria, the Fund may forgo some market opportunities available to funds that don’t use these criteria. The value of equity securities may decline significantly over short or extended periods of time. Growth stocks tend to be more volatile and can experience sharp price declines. Because it invests primarily in large-capitalization stocks, the Fund may underperform funds that invest primarily in stocks of smaller capitalization companies during periods when the stocks of such companies are in favor. These and other risk considerations are described in detail in the Fund’s prospectus.
Risk Considerations
(continued)

Nuveen ESG Large-Cap Value ETF (NULV)
Investing involves risk; principal loss is possible. There is no guarantee the Fund’s investment objectives will be achieved. This ETF seeks to generally track the investment results of an index; however the Fund may underperform, outperform or be more volatile than the referenced index. In addition, because the Index selects securities for inclusion based on environmental, social, and governance (ESG) criteria, the Fund may forgo some market opportunities available to funds that don’t use these criteria. The value of equity securities may decline significantly over short or extended periods of time. Value stocks may not be fully recognized by the market and be undervalued. Because it invests primarily in large-capitalization stocks, the Fund may underperform funds that invest primarily in stocks of smaller capitalization companies during periods when the stocks of such companies are in favor. These and other risk considerations are described in detail in the Fund’s prospectus.
Nuveen ESG Mid-Cap Growth ETF (NUMG)
Investing involves risk; principal loss is possible. There is no guarantee the Fund’s investment objectives will be achieved. This ETF seeks to generally track the investment results of an index; however the Fund may underperform, outperform or be more volatile than the referenced index. In addition, because the Index selects securities for inclusion based on environmental, social, and governance (ESG) criteria, the Fund may forgo some market opportunities available to funds that don’t use these criteria. The value of equity securities may decline significantly over short or extended periods of time. Because it invests primarily in mid-capitalization stocks, the Fund may be subject to greater volatility than those that invest in larger companies, but may be less volatile than investments in smaller companies. Growth stocks tend to be more volatile and can experience sharp price declines. These and other risk considerations are described in detail in the Fund’s prospectus.
Nuveen ESG Mid-Cap Value ETF (NUMV)
Investing involves risk; principal loss is possible. There is no guarantee the Fund’s investment objectives will be achieved. This ETF seeks to generally track the investment results of an index; however the Fund may underperform, outperform or be more volatile than the referenced index. In addition, because the Index selects securities for inclusion based on environmental, social, and governance (ESG) criteria, the Fund may forgo some market opportunities available to funds that don’t use these criteria. The value of equity securities may decline significantly over short or extended periods of time. Value stocks may not be fully recognized by the market and be undervalued. Because it invests primarily in mid-capitalization stocks, the Fund may be subject to greater volatility than those that invest in larger companies, but may be less volatile than investments in smaller companies. These and other risk considerations are described in detail in the Fund’s prospectus.
Nuveen ESG Small-Cap ETF (NUSC)
Investing involves risk; principal loss is possible. There is no guarantee the Fund’s investment objectives will be achieved. This
ETF seeks to generally track the investment results of an index; however the Fund may underperform, outperform or be more volatile than the referenced index. In addition, because the Index selects securities for inclusion based on environmental, social, and governance (ESG) criteria, the Fund may forgo some market opportunities available to funds that don’t use these criteria. The value of equity securities may decline significantly over short or extended periods of time. Investments in smaller companies are subject to greater volatility than those of larger companies. These and other risk considerations are described in detail in the Fund’s prospectus.
About the Funds’ Benchmarks

MSCI EAFE (Europe, Australasia, Far East) Index (Net):
An index designed to measure the performance of large
and mid-cap securities across 21 developed market countries, excluding the U.S. and Canada. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
MSCI Emerging Markets Index (Net):
An index designed to measure the performance of large and mid-cap equity securities across 24 emerging market countries. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
MSCI USA Growth Index:
An index designed to measure the performance of large and mid-cap U.S. equity securities that exhibit overall growth style characteristics based on five variables: 1) long-term forward earnings per share (EPS)
growth rate, 2) short-term forward EPS growth rate, 3) current internal growth rate, 4) long-term historical EPS growth trend and 5) long-term historical sales per share growth trend. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
MSCI USA Index:
An index designed to measure the performance of the large and mid-cap segments of the U.S.
market. With over 600 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in the U.S. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
MSCI USA Mid-Cap Growth Index:
An index designed to measure the performance of mid-cap U.S. equity securities that exhibit overall growth style characteristics based on five variables: 1) long-term forward earnings per share (EPS)
growth rate, 2) short-term forward EPS growth rate, 3) current internal growth rate, 4) long-term historical EPS growth trend and 5) long-term historical sales per share growth trend. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
MSCI USA Mid-Cap Value Index:
An index designed to measure the performance of mid-cap U.S. equity securities that exhibit overall value style characteristics based on three variables: 1) book value to price, 2) twelve-month forward earnings to price and 3) dividend yield. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
MSCI USA Small-Cap Index:
An index designed to measure the performance of the small-cap segment of the U.S.
equity market. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
MSCI USA Value Index:
An index designed to measure the performance of large and mid-cap U.S. equity securities that exhibit overall value style characteristics based on three variables: 1) book value to price, 2) twelve-month forward earnings to price and 3) dividend yield. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
TIAA ESG Emerging Markets Equity Index:
A custom index that is based on the MSCI Emerging Markets Index (Net)
(defined herein), its Base Index, and uses a rules-based methodology that aims to increase the Base Index’s exposure to positive environmental, social and governance (ESG) factors as well as exhibit lower carbon exposure than the
Base Index. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
TIAA ESG International Developed Markets Equity Index:
A custom index that is based on the MSCI EAFE Index
(Net) (defined herein), its Base Index, and uses a rules-based methodology that aims to increase the Base Index’s exposure to positive environmental, social and governance (ESG) factors as well as exhibit lower carbon exposure than the Base Index. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
About the Funds’ Benchmarks
(continued)

TIAA ESG USA High Dividend Yield Index:
A custom index that is based on the MSCI USA Index (defined herein), its Base Index, and uses a rules-based methodology that aims to represent the performance of a set of securities with high dividend income and quality characteristics while maximizing the exposure to positive environmental, social and governance (ESG) factors as well as exhibit lower carbon exposure than the Base Index. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
TIAA ESG USA Large-Cap Growth Index:
A custom index based on the MSCI USA Growth Index (defined herein), its Base Index, and uses a rules-based methodology that aims to increase the Base Index’s exposure to positive environmental, social and governance (ESG) factors as well as exhibit lower carbon exposure than the Base Index.
Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
TIAA ESG USA Large-Cap Index:
A custom index based on the MSCI USA Index (defined herein), its Base Index, and uses a rules-based methodology that aims to increase the Base Index’s exposure to positive environmental, social and governance (ESG) factors as well as exhibit lower carbon exposure than the Base Index. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
TIAA ESG USA Large-Cap Value Index:
A custom index based on the MSCI USA Value Index (defined herein), its Base
Index, and uses a rules-based methodology that aims to increase the Base Index’s exposure to positive environmental, social and governance (ESG) factors as well as exhibit lower carbon exposure than the Base Index. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
TIAA ESG USA Mid-Cap Growth Index:
A custom index based on the MSCI USA Mid-Cap Growth Index (defined herein), its Base Index, and uses a rules-based methodology that aims to increase the Base Index’s exposure to positive environmental, social and governance (ESG) factors as well as exhibit lower carbon exposure than the Base Index.
Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
TIAA ESG USA Mid-Cap Value Index:
A custom index based on the MSCI USA Mid-Cap Value Index (defined herein), its Base Index, and uses a rules-based methodology that aims to increase the Base Index’s exposure to positive environmental, social and governance (ESG) factors as well as exhibit lower carbon exposure than the Base Index.
Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
TIAA ESG USA Small-Cap Index:
A custom index based on the MSCI USA Small-Cap Index (defined herein), its Base
Index, and uses a rules-based methodology that aims to increase the Base Index’s exposure to positive environmental, social and governance (ESG) factors as well as exhibit lower carbon exposure than the Base Index. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
Fund Performance, Expense Ratios and
Holdings Summaries

The Fund Performance, Expense Ratios and Holdings Summaries for each Fund are shown within this section of the report.
Fund Performance
Performance data shown represents past performance and does not predict or guarantee future results
. Investment returns
and principal value will fluctuate so that when shares are sold, they may be worth more or less than their original cost. Current performance may be higher or lower than the performance shown.
Returns quoted for the Funds reflect management fees and other expenses such as transaction costs incurred by the Funds during the reporting period while the Indexes are unmanaged and therefore returns do not reflect any such fees and expenses.
Total returns for a period of less than one year are not annualized (i.e. cumulative returns). Returns assume reinvestment of dividends and capital gains. Market price returns are based on the closing market price as of the end of the reporting period. For performance current to the most recent month-end visit nuveen.com or call (800) 257-8787.
Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.
Expense Ratios
The expense ratios shown are as of each Fund’s most recent prospectus. The expense ratios shown reflect total operating expenses including management fees and other fees and expenses but do not reflect expected transaction costs. Refer to the
Financial Highlights later in this report for each Fund’s expense ratios as of the end of the reporting period.
Holdings Summaries
The Holdings Summaries data relates to the securities held in each Fund’s portfolio of investments as of the end of this reporting period. It should not be construed as a measure of performance for the Fund itself. Holdings are subject to change. Refer to the
Fund’s Portfolio of Investments for individual security information.

Nuveen ESG Dividend ETF (NUDV)
(continued)
Fund Performance, Expense Ratios and Holdings Summaries
April 30, 2023
Refer to the first page of this Fund Performance, Expense Ratios and Holdings Summaries section for further expla-
nation of the information included within this section.  Refer to the Glossary of Terms Used in this Report for further definition of terms used in this section.
Fund Performance and Expense Ratios*
* For purposes of Fund performance, relative results are measured against the TIAA ESG USA High Dividend Yield Index.
Total Returns as of
April 30, 2023
Cumulative Average Annual
Expense
Ratios
Inception
Date 6-Month 1-Year
Since
Inception
NUDV at NAV 9/27/21 2.99% (0.88)% (0.49)% 0.26%
NUDV at Market Price 9/27/21 2.89% (0.90)% (0.54)% —
MSCI USA Index — 8.27% 1.93% (3.98)% —
TIAA ESG USA High Dividend Yield Index — 3.12% (0.67)% (0.26)% —

Holdings Summaries as of April 30, 2023
Fund Allocation
(% of net assets)
Common Stocks 99 .8%
Other Assets & Liabilities, Net 0 .2%
Net Assets 100%
Portfolio Composition
(% of net assets)
Industrials 16.4%
Financials 15.8%
Consumer Staples 12.8%
Health Care 12.5%
Information Technology 12.4%
Real Estate 8.3%
Consumer Discretionary 6.4%
Utilities 4.7%
Communication Services 4.4%
Materials 3.6%
Energy 2.5%
Other Assets & Liabilities, Net 0.2%
Total 100%
Top Five Common Stock Holdings
(% of net assets)
Merck & Co Inc 2.2%
Home Depot Inc/The 2.2%
PepsiCo Inc 2.1%
Coca-Cola Co/The 2.1%
Abbott Laboratories 1.9%

Nuveen ESG Emerging Markets Equity ETF (NUEM)
(continued)
Fund Performance, Expense Ratios and Holdings Summaries
April 30, 2023
Refer to the first page of this Fund Performance, Expense Ratios and Holdings Summaries section for further expla-
nation of the information included within this section.  Refer to the Glossary of Terms Used in this Report for further definition of terms used in this section.
Fund Performance and Expense Ratios*
* For purposes of Fund performance, relative results are measured against the TIAA ESG Emerging Markets Equity Index.
Total Returns as of
April 30, 2023
Cumulative Average Annual
Expense
Ratios
Inception
Date 6-Month 1-Year 5-Year
Since
Inception
NUEM at NAV 6/06/17 17.50% (6.37)% 0.40% 2.64% 0.36%
NUEM at Market Price 6/06/17 18.87% (4.63)% 0.63% 2.78% —
MSCI Emerging Markets Index (Net) — 16.36% (6.51)% (1.05)% 1.78% —
TIAA ESG Emerging Markets Equity Index — 17.69% (5.84)% 1.13% 3.39% —

Holdings Summaries as of April 30, 2023
Fund Allocation
(% of net assets)
Common Stocks 99 .8%
Common Stock Rights 0 .0%
Corporate Bonds 0 .0%
Investments Purchased with
Collateral from Securities
Lending 0 .0%
Other Assets & Liabilities, Net 0 .2%
Net Assets 100%
Top Five Common Stock Holdings
(% of net assets)
Taiwan Semiconductor
Manufacturing Co Ltd 7.5%
Alibaba Group Holding Ltd 3.6%
China Construction Bank Corp 2.3%
Saudi Basic Industries Corp 1.6%
Delta Electronics Inc 1.6%
Portfolio Composition
(% of net assets)
Financials 20.8%
Information Technology 17.6%
Consumer Discretionary 14.2%
Materials 10.9%
Communication Services 9.8%
Consumer Staples 7.7%
Industrials 6.5%
Energy 3.5%
Health Care 3.5%
Utilities 3.0%
Real Estate 2.3%
Investments Purchased with
Collateral from Securities
Lending 0.0%
Other Assets & Liabilities, Net 0.2%
Total 100%
Country Allocation
1
(% of net assets)
China 30.3%
Taiwan 15.3%
India 13.7%
South Korea 11.4%
Brazil 5.3%
Saudi Arabia 4.9%
South Africa 3.5%
Mexico 2.9%
Indonesia 2.3%
Thailand 2.0%
Other 8.2%
Other Assets & Liabilities, Net 0.2%
Net Assets 100%
1 Includes 99.8% (as a percentage of net assets) in emerging market countries.

Nuveen ESG International Developed Markets Equity ETF
(NUDM)
(continued)
Fund Performance, Expense Ratios and Holdings Summaries
April 30, 2023
Refer to the first page of this Fund Performance, Expense Ratios and Holdings Summaries section for further expla-
nation of the information included within this section.  Refer to the Glossary of Terms Used in this Report for further definition of terms used in this section.
Fund Performance and Expense Ratios*
* For purposes of Fund performance, relative results are measured against the TIAA ESG International Developed Markets Equity
Index.
Total Returns as of
April 30, 2023
Cumulative Average Annual
Expense
Ratios
Inception
Date 6-Month 1-Year 5-Year
Since
Inception
NUDM at NAV 6/06/17 25.60% 8.13% 4.26% 5.05% 0.31%
NUDM at Market Price 6/06/17 25.50% 9.13% 4.29% 5.05% —
MSCI EAFE® Index (Net) — 24.19% 8.42% 3.63% 4.68% —
TIAA ESG International Developed Markets Equity
Index — 25.87% 8.42% 4.53% 5.33% —

Holdings Summaries as of April 30, 2023
Fund Allocation
(% of net assets)
Common Stocks 99 .2%
Other Assets & Liabilities, Net 0 .8%
Net Assets 100%
Top Five Common Stock Holdings
(% of net assets)
Nestle SA 3.4%
ASML Holding NV 2.2%
Sony Group Corp 2.1%
Siemens AG 2.1%
Novo Nordisk A/S 1.9%
Portfolio Composition
(% of net assets)
Financials 19.2%
Industrials 17.4%
Consumer Discretionary 13.1%
Consumer Staples 11.3%
Health Care 10.8%
Materials 9.3%
Communication Services 6.2%
Information Technology 4.9%
Utilities 2.8%
Real Estate 2.6%
Energy 1.6%
Other Assets & Liabilities, Net 0.8%
Total 100%
Country Allocation
(% of net assets)
Japan 21.9%
United Kingdom 15.7%
France 11.6%
Switzerland 10.1%
Australia 7.4%
Germany 6.7%
Spain 3.9%
Denmark 3.1%
Netherlands 3.0%
Hong Kong 2.9%
Other 12.9%
Other Assets & Liabilities, Net 0.8%
Net Assets 100%

Nuveen ESG Large-Cap ETF (NULC)
(continued)
Fund Performance, Expense Ratios and Holdings Summaries
April 30, 2023
Refer to the first page of this Fund Performance, Expense Ratios and Holdings Summaries section for further expla-
nation of the information included within this section.  Refer to the Glossary of Terms Used in this Report for further definition of terms used in this section.
Fund Performance and Expense Ratios*
* For purposes of Fund performance, relative results are measured against the TIAA ESG USA Large-Cap Index.
Total Returns as of
April 30, 2023
Cumulative Average Annual
Expense
Ratios
Inception
Date 6-Month 1-Year
Since
Inception
NULC at NAV 6/03/19 6.77% (0.75)% 12.12% 0.21%
NULC at Market Price 6/03/19 6.54% (0.78)% 12.08% —
MSCI USA Index — 8.27% 1.93% 12.97% —
TIAA ESG USA Large-Cap Index — 6.91% (0.55)% 12.36% —

Holdings Summaries as of April 30, 2023
Fund Allocation
(% of net assets)
Common Stocks 99 .8%
Other Assets & Liabilities, Net 0 .2%
Net Assets 100%
Portfolio Composition
(% of net assets)
Information Technology 26.4%
Health Care 14.2%
Financials 13.3%
Industrials 9.7%
Consumer Staples 9.2%
Consumer Discretionary 9.2%
Communication Services 6.9%
Energy 3.4%
Materials 3.3%
Real Estate 2.3%
Utilities 1.9%
Other Assets & Liabilities, Net 0.2%
Total 100%
Top Five Common Stock Holdings
(% of net assets)
Microsoft Corp 7.5%
NVIDIA Corp 3.5%
Procter & Gamble Co/The 2.4%
Coca-Cola Co/The 2.0%
Home Depot Inc/The 1.9%

Nuveen ESG Large-Cap Growth ETF (NULG)
(continued)
Fund Performance, Expense Ratios and Holdings Summaries
April 30, 2023
Refer to the first page of this Fund Performance, Expense Ratios and Holdings Summaries section for further expla-
nation of the information included within this section.  Refer to the Glossary of Terms Used in this Report for further definition of terms used in this section.
Fund Performance and Expense Ratios*
* For purposes of Fund performance, relative results are measured against the TIAA ESG USA Large-Cap Growth Index.
Total Returns as of
April 30, 2023
Cumulative Average Annual
Expense
Ratios
Inception
Date 6-Month 1-Year 5-Year
Since
Inception
NULG at NAV 12/13/16 12.96% 3.90% 14.28% 15.61% 0.26%
NULG at Market Price 12/13/16 13.04% 3.91% 14.30% 15.62% —
MSCI USA Growth Index — 14.34% 2.78% 13.90% 15.42% —
TIAA ESG USA Large-Cap Growth Index — 13.14% 4.17% 14.69% 16.02% —

Holdings Summaries as of April 30, 2023
Fund Allocation
(% of net assets)
Common Stocks 99 .9%
Investments Purchased with
Collateral from Securities
Lending 0 .3%
Other Assets & Liabilities, Net ( 0 .2 ) %
Net Assets 100%
Portfolio Composition
(% of net assets)
Information Technology 38.3%
Consumer Discretionary 13.7%
Health Care 12.7%
Industrials 10.5%
Communication Services 8.4%
Financials 6.4%
Consumer Staples 5.2%
Materials 3.5%
Energy 1.1%
Real Estate 0.1%
Investments Purchased with
Collateral from Securities
Lending 0.3%
Other Assets & Liabilities, Net (0.2)%
Total 100%
Top Five Common Stock Holdings
(% of net assets)
Microsoft Corp 13.2%
NVIDIA Corp 5.3%
Tesla Inc 3.4%
Mastercard Inc 3.0%
Home Depot Inc/The 2.7%

Nuveen ESG Large-Cap Value ETF (NULV)
(continued)
Fund Performance, Expense Ratios and Holdings Summaries
April 30, 2023
Refer to the first page of this Fund Performance, Expense Ratios and Holdings Summaries section for further expla-
nation of the information included within this section.  Refer to the Glossary of Terms Used in this Report for further definition of terms used in this section.
Fund Performance and Expense Ratios*
* For purposes of Fund performance, relative results are measured against the MSCI USA Value Index.
Total Returns as of
April 30, 2023
Cumulative Average Annual
Expense
Ratios
Inception
Date 6-Month 1-Year 5-Year
Since
Inception
NULV at NAV 12/13/16 2.27% (2.77)% 6.82% 7.43% 0.26%
NULV at Market Price 12/13/16 2.20% (2.70)% 6.82% 7.43% —
MSCI USA Value Index — 2.38% 0.32% 7.80% 7.71% —
TIAA ESG USA Large-Cap Value Index — 2.40% (2.55)% 7.16% 7.78% —

Holdings Summaries as of April 30, 2023
Fund Allocation
(% of net assets)
Common Stocks 99 .8%
Investments Purchased with
Collateral from Securities
Lending 0 .1%
Other Assets & Liabilities, Net 0 .1%
Net Assets 100%
Portfolio Composition
(% of net assets)
Financials 19.0%
Health Care 16.5%
Consumer Staples 13.8%
Information Technology 11.8%
Industrials 10.5%
Materials 5.8%
Utilities 5.7%
Communication Services 4.8%
Real Estate 4.4%
Consumer Discretionary 4.1%
Energy 3.4%
Investments Purchased with
Collateral from Securities
Lending 0.1%
Other Assets & Liabilities, Net 0.1%
Total 100%
Top Five Common Stock Holdings
(% of net assets)
Merck & Co Inc 3.0%
JPMorgan Chase & Co 2.9%
PepsiCo Inc 2.8%
Coca-Cola Co/The 2.8%
Abbott Laboratories 2.5%

Nuveen ESG Mid-Cap Growth ETF (NUMG)
(continued)
Fund Performance, Expense Ratios and Holdings Summaries
April 30, 2023
Refer to the first page of this Fund Performance, Expense Ratios and Holdings Summaries section for further expla-
nation of the information included within this section.  Refer to the Glossary of Terms Used in this Report for further definition of terms used in this section.
Fund Performance and Expense Ratios*
* For purposes of Fund performance, relative results are measured against the TIAA ESG USA Mid-Cap Growth Index.
Total Returns as of
April 30, 2023
Cumulative Average Annual
Expense
Ratios
Inception
Date 6-Month 1-Year 5-Year
Since
Inception
NUMG at NAV 12/13/16 6.38% (4.41)% 8.86% 9.83% 0.31%
NUMG at Market Price 12/13/16 6.21% (4.55)% 8.76% 9.81% —
MSCI USA Mid-Cap Growth Index — 6.61% 0.84% 9.74% 10.79% —
TIAA ESG USA Mid-Cap Growth Index — 6.53% (4.20)% 9.27% 10.25% —

Holdings Summaries as of April 30, 2023
Fund Allocation
(% of net assets)
Common Stocks 99 .9%
Investments Purchased with
Collateral from Securities
Lending 1 .5%
Other Assets & Liabilities, Net ( 1 .4 ) %
Net Assets 100%
Portfolio Composition
(% of net assets)
Information Technology 27.6%
Industrials 20.1%
Health Care 19.1%
Communication Services 9.6%
Consumer Discretionary 9.3%
Financials 5.3%
Materials 3.3%
Real Estate 2.5%
Consumer Staples 2.3%
Utilities 0.8%
Investments Purchased with
Collateral from Securities
Lending 1.5%
Other Assets & Liabilities, Net (1.4)%
Total 100%
Top Five Common Stock Holdings
(% of net assets)
West Pharmaceutical Services
Inc 3.0%
Tractor Supply Co 2.8%
Quanta Services Inc 2.8%
Alnylam Pharmaceuticals Inc 2.6%
Insulet Corp 2.6%

Nuveen ESG Mid-Cap Value ETF (NUMV)
(continued)
Fund Performance, Expense Ratios and Holdings Summaries
April 30, 2023
Refer to the first page of this Fund Performance, Expense Ratios and Holdings Summaries section for further expla-
nation of the information included within this section.  Refer to the Glossary of Terms Used in this Report for further definition of terms used in this section.
Fund Performance and Expense Ratios*
* For purposes of Fund performance, relative results are measured against the TIAA ESG USA Mid-Cap Value Index.
Total Returns as of
April 30, 2023
Cumulative Average Annual
Expense
Ratios
Inception
Date 6-Month 1-Year 5-Year
Since
Inception
NUMV at NAV 12/13/16 (1.88)% (10.17)% 4.79% 5.60% 0.31%
NUMV at Market Price 12/13/16 (2.03)% (10.15)% 4.54% 5.59% —
MSCI USA Mid-Cap Value Index — (0.10)% (6.71)% 5.16% 6.11% —
TIAA ESG USA Mid-Cap Value Index — (1.77)% (9.96)% 5.16% 5.99% —

Holdings Summaries as of April 30, 2023
Fund Allocation
(% of net assets)
Common Stocks 99 .8%
Investments Purchased with
Collateral from Securities
Lending 0 .5%
Other Assets & Liabilities, Net ( 0 .3 ) %
Net Assets 100%
Portfolio Composition
(% of net assets)
Financials 17.2%
Industrials 13.1%
Real Estate 12.7%
Consumer Discretionary 11.7%
Utilities 9.0%
Consumer Staples 7.8%
Information Technology 7.0%
Materials 6.4%
Health Care 6.1%
Energy 4.8%
Communication Services 4.0%
Investments Purchased with
Collateral from Securities
Lending 0.5%
Other Assets & Liabilities, Net (0.3)%
Total 100%
Top Five Common Stock Holdings
(% of net assets)
VICI Properties Inc 2.6%
ONEOK Inc 2.4%
Baker Hughes Co 2.4%
PulteGroup Inc 2.3%
Ingersoll Rand Inc 2.2%

Nuveen ESG Small-Cap ETF (NUSC)
(continued)
Fund Performance, Expense Ratios and Holdings Summaries
April 30, 2023
Refer to the first page of this Fund Performance, Expense Ratios and Holdings Summaries section for further expla-
nation of the information included within this section.  Refer to the Glossary of Terms Used in this Report for further definition of terms used in this section.
Fund Performance and Expense Ratios*
* For purposes of Fund performance, relative results are measured against the TIAA ESG USA Small-Cap Index.
Total Returns as of
April 30, 2023
Cumulative Average Annual
Expense
Ratios
Inception
Date 6-Month 1-Year 5-Year
Since
Inception
NUSC at NAV 12/13/16 (0.23)% (2.86)% 7.04% 7.87% 0.31%
NUSC at Market Price 12/13/16 (0.33)% (2.92)% 6.99% 7.87% —
MSCI USA Small-Cap Index — 0.32% (1.57)% 6.71% 7.67% —
TIAA ESG USA Small-Cap Index — (0.11)% (2.66)% 7.41% 8.26% —

Holdings Summaries as of April 30, 2023
Fund Allocation
(% of net assets)
Common Stocks 99 .7%
Common Stock Rights 0 .0%
Investments Purchased with
Collateral from Securities
Lending 1 .0%
Other Assets & Liabilities, Net ( 0 .7 ) %
Net Assets 100%
Portfolio Composition
(% of net assets)
Industrials 19.7%
Consumer Discretionary 15.1%
Financials 14.5%
Health Care 13.0%
Information Technology 12.6%
Real Estate 7.5%
Materials 5.5%
Energy 3.9%
Consumer Staples 3.6%
Utilities 2.2%
Communication Services 2.1%
Investments Purchased with
Collateral from Securities
Lending 1.0%
Other Assets & Liabilities, Net (0.7)%
Total 100%
Top Five Common Stock Holdings
(% of net assets)
WillScot Mobile Mini Holdings
Corp 1.0%
Primerica Inc 0.9%
EMCOR Group Inc 0.9%
US Foods Holding Corp 0.8%
FTI Consulting Inc 0.8%

Expense
Examples
As a shareholder of one or more of the Funds, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other applicable Fund expenses. The
Examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.
The Examples below are based on an investment of $1,000 invested at the beginning of the period and held through the period ended April 30, 2023.
The beginning of the period is November 1, 2022.
The information under “Actual Performance,” together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by
$1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled “Expenses Incurred During Period”
to estimate the expenses incurred on your account during this period.
The information under “Hypothetical Performance,” provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the following tables are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds or share classes. In addition, if these transaction costs were included, your costs would have been higher.
Nuveen ESG Dividend ETF (NUDV)
Actual Performance
Beginning Account Value $ 1,000.00
Ending Account Value $ 1,029.88
Expenses Incurred During the Period $ 1.31
Hypothetical Performance
(5% annualized return before expenses)
Beginning Account Value $ 1,000.00
Ending Account Value $ 1,023.51
Expenses Incurred During the Period $ 1.30
Expenses are equal to the Fund’s annualized net expense ratio of 0.26% multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
Nuveen ESG Emerging Markets Equity ETF (NUEM)
Actual Performance
Beginning Account Value $ 1,000.00
Ending Account Value $ 1,174.95
Expenses Incurred During the Period $ 1.94
Hypothetical Performance
(5% annualized return before expenses)
Beginning Account Value $ 1,000.00
Ending Account Value $ 1,023.01
Expenses Incurred During the Period $ 1.81
Expenses are equal to the Fund’s annualized net expense ratio of 0.36% multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Nuveen ESG International Developed Markets Equity ETF (NUDM)
Actual Performance
Beginning Account Value $ 1,000.00
Ending Account Value $ 1,256.00
Expenses Incurred During the Period $ 1.73
Hypothetical Performance
(5% annualized return before expenses)
Beginning Account Value $ 1,000.00
Ending Account Value $ 1,023.26
Expenses Incurred During the Period $ 1.56
Expenses are equal to the Fund’s annualized net expense ratio of 0.31% multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
Nuveen ESG Large-Cap ETF (NULC)
Actual Performance
Beginning Account Value $ 1,000.00
Ending Account Value $ 1,067.68
Expenses Incurred During the Period $ 1.08
Hypothetical Performance
(5% annualized return before expenses)
Beginning Account Value $ 1,000.00
Ending Account Value $ 1,023.75
Expenses Incurred During the Period $ 1.05
Expenses are equal to the Fund’s annualized net expense ratio of 0.21% multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
Nuveen ESG Large-Cap Growth ETF (NULG)
Actual Performance
Beginning Account Value $ 1,000.00
Ending Account Value $ 1,129.63
Expenses Incurred During the Period $ 1.37
Hypothetical Performance
(5% annualized return before expenses)
Beginning Account Value $ 1,000.00
Ending Account Value $ 1,023.51
Expenses Incurred During the Period $ 1.30
Expenses are equal to the Fund’s annualized net expense ratio of 0.26% multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
Nuveen ESG Large-Cap Value ETF (NULV)
Actual Performance
Beginning Account Value $ 1,000.00
Ending Account Value $ 1,022.72
Expenses Incurred During the Period $ 1.30
Hypothetical Performance
(5% annualized return before expenses)
Beginning Account Value $ 1,000.00
Ending Account Value $ 1,023.51
Expenses Incurred During the Period $ 1.30
Expenses are equal to the Fund’s annualized net expense ratio of 0.26% multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
Expense Examples
(continued)

Nuveen ESG Mid-Cap Growth ETF (NUMG)
Actual Performance
Beginning Account Value $ 1,000.00
Ending Account Value $ 1,063.81
Expenses Incurred During the Period $ 1.59
Hypothetical Performance
(5% annualized return before expenses)
Beginning Account Value $ 1,000.00
Ending Account Value $ 1,023.26
Expenses Incurred During the Period $ 1.56
Expenses are equal to the Fund’s annualized net expense ratio of 0.31% multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
Nuveen ESG Mid-Cap Value ETF (NUMV)
Actual Performance
Beginning Account Value $ 1,000.00
Ending Account Value $ 981.18
Expenses Incurred During the Period $ 1.52
Hypothetical Performance
(5% annualized return before expenses)
Beginning Account Value $ 1,000.00
Ending Account Value $ 1,023.26
Expenses Incurred During the Period $ 1.56
Expenses are equal to the Fund’s annualized net expense ratio of 0.31% multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
Nuveen ESG Small-Cap ETF (NUSC)
Actual Performance
Beginning Account Value $ 1,000.00
Ending Account Value $ 997.70
Expenses Incurred During the Period $ 1.54
Hypothetical Performance
(5% annualized return before expenses)
Beginning Account Value $ 1,000.00
Ending Account Value $ 1,023.26
Expenses Incurred During the Period $ 1.56
Expenses are equal to the Fund’s annualized net expense ratio of 0.31% multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Nuveen ESG Dividend ETF (NUDV)
Portfolio of Investments April 30, 2023
(Unaudited)
Shares Description (1) Value
LONG-TERM INVESTMENTS - 99.8%
X 9,500,553 COMMON STOCKS - 99.8%
X 9,500,553
Communication Services - 4.4%
4,363 Comcast Corp, Class A $ 180,497
1,059 Interpublic Group of Cos Inc/The 37,838
1,668 Paramount Global, Class B 38,915
4,218 Verizon Communications Inc 163,785
Total Communication Services 421,035
Consumer Discretionary - 6.4%
556 Best Buy Co Inc 41,433
360 Hasbro Inc 21,319
686 Home Depot Inc/The 206,171
161 Lear Corp 20,553
693 LKQ Corp 40,007
763 Lowe's Cos Inc 158,574
302 Tractor Supply Co 71,997
110 Vail Resorts Inc 26,457
935 VF Corp 21,982
Total Consumer Discretionary 608,493
Consumer Staples - 12.8%
1,500 Archer-Daniels-Midland Co 117,120
408 Bunge Ltd 38,189
337 Clorox Co/The 55,814
3,143 Coca-Cola Co/The 201,623
1,397 Colgate-Palmolive Co 111,481
2,123 Keurig Dr Pepper Inc 69,422
923 Kimberly-Clark Corp 133,734
1,861 Kroger Co/The 90,500
684 McCormick & Co Inc/MD 60,089
1,059 PepsiCo Inc 202,153
853 Target Corp 134,561
Total Consumer Staples 1,214,686
Energy - 2.5%
2,756 Baker Hughes Co 80,585
2,481 Halliburton Co 81,253
1,219 ONEOK Inc 79,735
Total Energy 241,573
Financials - 15.8%
814 Ally Financial Inc 21,473
5,490 Bank of America Corp 160,747
2,094 Bank of New York Mellon Corp/The 89,184
217 BlackRock Inc 145,651
1,573 Citigroup Inc 74,041
749 Discover Financial Services 77,499
1,618 Fidelity National Information Services Inc 95,009
1,897 Fifth Third Bancorp 49,701
817 Franklin Resources Inc 21,961
427 Goldman Sachs Group Inc/The 146,649
3,933 Huntington Bancshares Inc/OH 44,050
930 Invesco Ltd 15,931
1,588 Morgan Stanley 142,872
540 Northern Trust Corp 42,206
872 PNC Financial Services Group Inc/The 113,578
Nuveen ESG Dividend ETF (NUDV)
(continued)
Portfolio of Investments
April 30, 2023
(Unaudited)

Shares Description (1) Value
Financials (continued)
1,003 Prudential Financial Inc $ 87,261
1,000 State Street Corp 72,260
1,229 Synchrony Financial 36,268
610 T Rowe Price Group Inc 68,521
Total Financials 1,504,862
Health Care - 12.5%
1,655 Abbott Laboratories 182,828
657 Amgen Inc 157,509
2,272 Bristol-Myers Squibb Co 151,701
495 Cigna Group/The 125,379
1,789 Gilead Sciences Inc 147,074
1,803 Merck & Co Inc 208,192
4,379 Pfizer Inc 170,299
311 Quest Diagnostics Inc 43,170
Total Health Care 1,186,152
Industrials - 16.4%
1,117 3M Co 118,648
654 Automatic Data Processing Inc 143,880
2,291 Carrier Global Corp 95,810
649 Caterpillar Inc 142,001
292 CH Robinson Worldwide Inc 29,454
384 Cummins Inc 90,255
1,466 Emerson Electric Co 122,059
1,562 Fastenal Co 84,098
98 Ferguson PLC 13,800
600 Illinois Tool Works Inc 145,164
1,877 Johnson Controls International plc 112,320
87 Lennox International Inc 24,526
255 Owens Corning 27,237
451 Pentair PLC 26,194
296 Robert Half International Inc 21,608
315 Rockwell Automation Inc 89,274
629 Trane Technologies PLC 116,874
881 United Parcel Service Inc, Class B 158,413
Total Industrials 1,561,615
Information Technology - 12.4%
621 Accenture PLC, Class A 174,060
3,567 Cisco Systems Inc 168,541
1,599 Gen Digital Inc 28,254
3,509 Hewlett Packard Enterprise Co 50,249
2,751 HP Inc 81,732
5,885 Intel Corp 182,788
1,168 International Business Machines Corp 147,647
593 NetApp Inc 37,294
707 NXP Semiconductors NV 115,764
535 Seagate Technology Holdings PLC 31,442
958 Texas Instruments Inc 160,178
Total Information Technology 1,177,949
Materials - 3.6%
4,060 Amcor PLC 44,538
221 Avery Dennison Corp 38,560
695 International Flavors & Fragrances Inc 67,387
2,170 Newmont Corp 102,858
647 PPG Industries Inc 90,749
Total Materials 344,092

Shares Description (1) Value
Real Estate - 8.3%
696 American Tower Corp $ 142,255
1,017 Crown Castle Inc 125,183
783 Digital Realty Trust Inc 77,634
199 Equinix Inc 144,092
793 Iron Mountain Inc 43,805
1,235 Prologis Inc 154,684
1,282 Welltower Inc 101,560
Total Real Estate 789,213
Utilities - 4.7%
496 American Water Works Co Inc 73,532
384 Atmos Energy Corp 43,830
975 Consolidated Edison Inc 96,008
679 Essential Utilities Inc 28,993
950 Eversource Energy 73,730
2,717 Exelon Corp 115,309
575 UGI Corp 19,481
Total Utilities 450,883
Total Common Stocks (cost $10,048,296) 9,500,553
Total Long-Term Investments (cost $10,048,296) 9,500,553
Other Assets & Liabilities, Net - 0.2% 20,901
Net Assets - 100% $ 9,521,454
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1) All percentages shown in the Portfolio of Investments are based on net assets.
See Notes to Financial Statements

Nuveen ESG Emerging Markets Equity ETF
(NUEM)
Portfolio of Investments April 30, 2023
(Unaudited)
Shares Description (1) Value
LONG-TERM INVESTMENTS - 99.8%
X 222,712,788 COMMON STOCKS - 99.8%
X 222,712,788
Communication Services - 9.8%
30,100 37 Interactive Entertainment Network Technology Group
Co Ltd, Class A
$ 133,430
235,940 Baidu Inc, Class A (2) 3,477,529
40,260 Bharti Airtel Ltd 393,222
14,765 CD Projekt SA 403,151
5,672 China Literature Ltd, 144A (2) 26,012
274,307 China Ruyi Holdings Ltd (2) 66,394
227,057 Chunghwa Telecom Co Ltd 937,993
306,602 Emirates Telecommunications Group Co PJSC 2,003,935
46,485 Etihad Etisalat Co 570,110
301,600 Focus Media Information Technology Co Ltd, Class A 280,548
600 G-bits Network Technology Xiamen Co Ltd, Class A 45,403
10,778 Info Edge India Ltd 497,333
33,932 Kakao Corp 1,472,990
11,260 Kanzhun Ltd (2) 208,197
296,205 Kuaishou Technology, 144A (2) 1,935,734
39,100 Mango Excellent Media Co Ltd, Class A 202,637
87,061 MTN Group Ltd 611,016
398 NCSoft Corp 112,108
192,845 NetEase Inc 3,404,925
281,792 Ooredoo QPSC 765,638
40,110 Saudi Telecom Co 481,230
70,389 Telefonica Brasil SA 578,549
9,407,853 Telkom Indonesia Persero Tbk PT 2,725,520
27,920 Tencent Music Entertainment Group, ADR (2) 206,887
106,663 TIM SA/Brazil 298,486
Total Communication Services 21,838,977
Consumer Discretionary - 14.2%
758,812 Alibaba Group Holding Ltd (2) 7,931,378
106,897 Allegro.eu SA, 144A (2) 842,785
188,727 Bosideng International Holdings Ltd 92,802
23,992 China Tourism Group Duty Free Corp Ltd, 144A (2) 511,632
12,771 China Tourism Group Duty Free Corp Ltd, Class A 296,953
19,274 Coway Co Ltd 706,358
11,033 East Buy Holding Ltd, 144A (2),(3) 38,159
34,188 Eicher Motors Ltd 1,379,071
460 FF Group (2),(4) 5
101,215 Geely Automobile Holdings Ltd 124,425
7,400 Hangzhou Robam Appliances Co Ltd, Class A 27,844
11,784 Hero MotoCorp Ltd 368,425
35,977 Hotai Motor Co Ltd 773,548
115,118 JD.com Inc 1,992,960
126,638 Jiumaojiu International Holdings Ltd, 144A 281,995
36,662 LG Electronics Inc 2,993,990
141,394 Li Auto Inc, Class A (2) 1,647,216
134,757 Mahindra & Mahindra Ltd 2,020,295
22,075 Meituan, Class B, 144A (2) 374,014
9,338 Naspers Ltd 1,665,582
66,576 NIO Inc, ADR (2) 523,953
334,911 TCL Technology Group Corp, Class A 193,499
80,712 Titan Co Ltd 2,605,557
71,660 TVS Motor Co Ltd 996,798
9,933 Vipshop Holdings Ltd, ADR (2) 155,948
61,795 Woolworths Holdings Ltd/South Africa 219,855

Shares Description (1) Value
Consumer Discretionary (continued)
44,159 Yum China Holdings Inc $ 2,701,648
379,085 Zomato Ltd (2) 300,632
Total Consumer Discretionary 31,767,327
Consumer Staples - 7.7%
779,049 Alibaba Health Information Technology Ltd (2) 556,754
39,408 Arca Continental SAB de CV 373,785
51,494 Atacadao SA 110,649
2,695 BGF retail Co Ltd 375,737
7,137 Britannia Industries Ltd 397,119
367,156 Cencosud SA (2) 752,871
163,824 China Mengniu Dairy Co Ltd 658,435
2,512 CJ CheilJedang Corp 580,891
101,121 Coca-Cola Femsa SAB de CV 832,052
153,895 CP ALL PCL (2) 289,560
313,774 Fomento Economico Mexicano SAB de CV 3,042,594
112,289 Hindustan Unilever Ltd 3,371,706
135,065 Inner Mongolia Yili Industrial Group Co Ltd, Class A 576,683
6,410 Nestle India Ltd 1,704,508
3,042 Nestle Malaysia Bhd 92,409
232,028 Nongfu Spring Co Ltd, 144A 1,253,263
209,447 Raia Drogasil SA 1,100,226
89,453 Savola Group/The 759,612
765,350 Sumber Alfaria Trijaya Tbk PT 151,296
54,106 Wal-Mart de Mexico SAB de CV 217,426
Total Consumer Staples 17,197,576
Energy - 3.5%
372,032 Cosan SA 1,113,973
1,270,078 Dialog Group Bhd 652,052
28,328 Empresas Copec SA 198,346
16,417 HD Hyundai Co Ltd 726,156
15,525 Motor Oil Hellas Corinth Refineries SA 370,215
92,564 Offshore Oil Engineering Co Ltd, Class A 89,980
208,932 Qatar Fuel QSC 949,378
18,723 SK Innovation Co Ltd (2) 2,421,512
410,199 Thai Oil PCL 558,584
248,539 Ultrapar Participacoes SA 717,372
22,036 Yantai Jereh Oilfield Services Group Co Ltd, Class A 86,320
Total Energy 7,883,888
Financials - 20.8%
10,868 Abu Dhabi Commercial Bank PJSC 26,105
3,596,645 Agricultural Bank of China Ltd 1,388,277
62,200 Agricultural Bank of China Ltd, Class A 30,726
19,826 AU Small Finance Bank Ltd, 144A 160,827
333,656 Axis Bank Ltd 3,506,321
398,705 B3 SA - Brasil Bolsa Balcao 930,844
12,826 Bajaj Finance Ltd 984,265
291,486 Banco do Brasil SA 2,497,195
49,341 Bancolombia SA 308,057
221,150 Bandhan Bank Ltd, 144A (2) 619,648
2,704,123 Bank Central Asia Tbk PT 1,668,188
637,696 Bank Rakyat Indonesia Persero Tbk PT 221,694
575,070 Cathay Financial Holding Co Ltd 794,071
7,686,631 China Construction Bank Corp 5,140,806
170,546 China Construction Bank Corp, Class A 155,439
383,573 China International Capital Corp Ltd, 144A 802,337
89,142 China Merchants Bank Co Ltd, Class A 432,625
435,559 China Merchants Bank Co Ltd 2,089,045
Nuveen ESG Emerging Markets Equity ETF (NUEM)
(continued)
Portfolio of Investments
April 30, 2023
(Unaudited)

Shares Description (1) Value
Financials (continued)
143,579 Commercial International Bank Egypt SAE $ 248,127
3,999 Credicorp Ltd 541,785
445,896 FirstRand Ltd 1,569,583
908,825 Fubon Financial Holding Co Ltd 1,744,187
95,198 Grupo Financiero Banorte SAB de CV 820,521
31,248 Hana Financial Group Inc 979,418
38,760 Huatai Securities Co Ltd, 144A 49,969
120,497 Huatai Securities Co Ltd, Class A 244,536
3,168,053 Industrial & Commercial Bank of China Ltd 1,703,102
44,900 Industrial & Commercial Bank of China Ltd, Class A 30,611
38,896 KB Financial Group Inc 1,438,548
5,628 Komercni Banka AS 182,192
73,424 Kotak Mahindra Bank Ltd 1,738,831
1,306,344 Malayan Banking Bhd 2,536,249
82,209 Moneta Money Bank AS, 144A 302,658
20,147 Nedbank Group Ltd 232,558
77,739 Old Mutual Ltd 49,406
159,906 Ping An Insurance Group Co of China Ltd 1,155,005
183,000 Ping An Insurance Group Co of China Ltd, Class A 1,369,212
111,473 Postal Savings Bank of China Co Ltd, 144A 72,423
84,467 Postal Savings Bank of China Co Ltd, Class A 67,225
4,132 Powszechna Kasa Oszczednosci Bank Polski SA 31,935
837,004 Public Bank Bhd 729,951
10,617 Samsung Fire & Marine Insurance Co Ltd 1,784,836
27,523 Samsung Life Insurance Co Ltd 1,363,400
81,832 Shinhan Financial Group Co Ltd 2,136,901
99,703 Standard Bank Group Ltd 934,060
34,855 Woori Financial Group Inc 305,476
414,341 Yapi ve Kredi Bankasi AS 201,756
Total Financials 46,320,931
Health Care - 3.5%
502,155 3SBio Inc, 144A 502,161
45,160 BeiGene Ltd (2) 868,694
424,628 CSPC Pharmaceutical Group Ltd 431,666
30,155 Dr Sulaiman Al Habib Medical Services Group Co 2,307,432
22,034 Guangzhou Baiyunshan Pharmaceutical Holdings Co Ltd,
Class A
106,522
1,600 Hangzhou Tigermed Consulting Co Ltd, Class A 21,021
11,332 Hygeia Healthcare Holdings Co Ltd, 144A (2) 83,006
815,297 Kalbe Farma Tbk PT 117,821
16,540 Richter Gedeon Nyrt 399,827
48,978 Shanghai Pharmaceuticals Holding Co Ltd, Class A 162,075
62,151 WuXi AppTec Co Ltd, 144A 543,531
3,698 WuXi AppTec Co Ltd, Class A 36,071
286,269 Wuxi Biologics Cayman Inc, 144A (2) 1,693,932
37,775 Yunnan Baiyao Group Co Ltd, Class A 317,499
3,400 Zhangzhou Pientzehuang Pharmaceutical Co Ltd, Class A 133,544
Total Health Care 7,724,802
Industrials - 6.5%
968,889 Airports of Thailand PCL 2,078,369
17,294 CCR SA 46,909
64,261 Contemporary Amperex Technology Co Ltd, Class A 2,142,729
683,900 Delta Electronics Thailand PCL 1,457,024
47,142 Evergreen Marine Corp Taiwan Ltd 247,652
62,208 Grupo Aeroportuario del Pacifico SAB de CV, Class B 1,103,150
1,463 Grupo Aeroportuario del Sureste SAB de CV, Class B 41,853
12,023 Havells India Ltd 180,735
2,744 Hyundai Glovis Co Ltd 335,619
71,112 Jiangsu Zhongtian Technology Co Ltd, Class A 149,861

Shares Description (1) Value
Industrials (continued)
19,000 Keda Industrial Group Co Ltd $ 34,442
11,291 LG Corp 737,323
22,134 Localiza Rent a Car SA 256,652
42,438 Ming Yang Smart Energy Group Ltd, Class A 126,641
24,788 Mytilineos SA 719,724
13,704 Samsung Engineering Co Ltd (2) 297,958
102,866 SF Holding Co Ltd, Class A 838,737
54,100 Shenzhen Inovance Technology Co Ltd, Class A 482,921
7,497 Siemens Ltd 316,017
24,885 Turk Hava Yollari AO (2) 163,526
454,679 Turkiye Sise ve Cam Fabrikalari AS 861,747
182,700 WEG SA 1,501,669
248,292 Zhejiang Expressway Co Ltd 205,595
4,104 ZTO Express Cayman Inc, ADR 113,599
Total Industrials 14,440,452
Information Technology - 17.6%
252,400 AAC Technologies Holdings Inc 530,529
993,244 Acer Inc 977,332
43,066 Advantech Co Ltd 519,720
231,678 Asustek Computer Inc 2,128,943
2,071,223 AU Optronics Corp 1,145,346
129,593 China Railway Signal & Communication Corp Ltd, Class A 122,045
367,288 Delta Electronics Inc 3,584,172
72,725 HCL Technologies Ltd 945,628
168,441 Infosys Ltd 2,578,496
2,512,108 Lenovo Group Ltd 2,566,543
25,874 LG Display Co Ltd 286,887
4,070 Samsung SDS Co Ltd 356,703
47,807 SK Hynix Inc 3,196,897
129,193 Sunny Optical Technology Group Co Ltd 1,355,309
1,021,221 Taiwan Semiconductor Manufacturing Co Ltd 16,675,708
34,599 Unisplendour Corp Ltd, Class A 148,076
1,406,716 United Microelectronics Corp 2,246,719
Total Information Technology 39,365,053
Materials - 10.9%
4,030 Anglo American Platinum Ltd 238,759
2,286 AngloGold Ashanti Ltd 61,190
41,365 Asian Paints Ltd 1,467,024
33,675 Chengtun Mining Group Co Ltd, Class A 25,488
17,864 Chengxin Lithium Group Co Ltd, Class A 81,950
56,626 China Jushi Co Ltd, Class A 119,251
508,732 China Steel Corp 481,552
1,214,667 CMOC Group Ltd 741,188
365,242 CMOC Group Ltd, Class A 314,425
125,522 Ganfeng Lithium Group Co Ltd, 144A 822,699
33,281 Ganfeng Lithium Group Co Ltd, Class A 312,416
95,198 GEM Co Ltd, Class A 96,666
374,865 Gerdau SA 1,886,745
80,113 Gold Fields Ltd 1,244,608
90,494 Grasim Industries Ltd 1,902,297
130,900 Hunan Valin Steel Co Ltd, Class A 99,831
53,288 Impala Platinum Holdings Ltd 518,023
8,444 KGHM Polska Miedz SA 242,972
162,588 Klabin SA 621,707
3,083 Korea Zinc Co Ltd 1,181,694
18,791 Kumba Iron Ore Ltd 456,030
729,382 Nan Ya Plastics Corp 1,850,591
6,620 POSCO Future M Co Ltd 1,656,978
53,242 SABIC Agri-Nutrients Co 1,896,481
Nuveen ESG Emerging Markets Equity ETF (NUEM)
(continued)
Portfolio of Investments
April 30, 2023
(Unaudited)

Shares Description (1) Value
Materials (continued)
68,765 Saudi Arabian Mining Co (2) $ 1,272,373
146,501 Saudi Basic Industries Corp 3,605,205
69,104 Shandong Nanshan Aluminum Co Ltd, Class A 33,837
136,669 Sinopec Shanghai Petrochemical Co Ltd, Class A 68,105
924 Sociedad Quimica y Minera de Chile SA, Class B 62,946
30,445 Tianqi Lithium Corp, Class A 313,366
402,069 Vale Indonesia Tbk PT (2) 191,168
10,550 Yunnan Energy New Material Co Ltd, Class A 158,633
33,584 Zhejiang Huayou Cobalt Co Ltd, Class A 252,247
Total Materials 24,278,445
Real Estate - 2.3%
1,036,997 Aldar Properties PJSC 1,524,995
297,083 China Resources Land Ltd 1,377,574
7,538 China Resources Mixc Lifestyle Services Ltd, 144A 39,803
148,761 China Vanke Co Ltd, Class A 325,316
284,632 China Vanke Co Ltd 443,089
2,386,581 SM Prime Holdings Inc 1,462,931
Total Real Estate 5,173,708
Utilities - 3.0%
6,672 ACEN Corp (2) 724
31,533 Adani Green Energy Ltd (2) 366,438
24,761 Adani Total Gas Ltd 285,927
280,388 China Resources Gas Group Ltd 884,037
2,742 Cia de Saneamento Basico do Estado de Sao Paulo
SABESP (2)
25,283
65,359 Cia Energetica de Minas Gerais 161,345
2,545,957 Enel Americas SA 349,098
192,778 ENN Energy Holdings Ltd 2,627,708
78,178 Manila Electric Co 478,511
532,085 Power Grid Corp of India Ltd 1,542,558
Total Utilities 6,721,629
Total Common Stocks (cost $222,457,558) 222,712,788
Shares Description (1) Value
X 340 COMMON STOCK RIGHTS - 0.0%
X 340
Industrials - 0.0%
99 Localiza Rent a Car SA $ 340
Total Industrials 340
Total Common Stock Rights (cost $0) 340
Principal
Amount (000) Description (1) Coupon Maturity Ratings (5) Value
298 CORPORATE BONDS - 0.0%
X 298
Consumer Staples - 0.0%
$ 25 Britannia Industries Ltd 5.500% 6/03/24 N/R $ 298
25 Total Consumer Staples 298
$ 25 Total Corporate Bonds (cost $0) 298
Total Long-Term Investments (cost $222,457,558) 222,713,426

Shares Description (1) Coupon Value
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING -   0.0%
X 30,794 MONEY MARKET FUNDS - 0.0%
X 30,794
30,794 State Street Navigator Securities Lending Government
Money Market Portfolio (6)
4.840%(7) $ 30,794
Total Money Market Funds (cost $30,794) $ 30,794
Total Investments Purchased with Collateral from Securities Lending (cost $30,794) 30,794
Total Investments (cost $ 222,488,352 ) - 99 .8% 222,744,220
Other Assets & Liabilities, Net - 0.2% 449,218
Net Assets - 100% $ 223,193,438
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(3) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $28,617.
(4) For fair value measurement disclosure purposes, investment classified as Level 3.
(5) For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group ("Standard & Poor's"), Moody’s Investors
Service, Inc. ("Moody's") or Fitch, Inc. ("Fitch") rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor's, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(6) The Fund may loan securities representing up to one third of the market value of its total assets (which includes collateral for securities on loan)
to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a market value, at the inception of each loan, equal to not less than 100% of the market value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.
(7) The rate shown is the one-day yield as of the end of the reporting period.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
ADR American Depositary Receipt
See Notes to Financial Statements

Nuveen ESG International Developed Markets
Equity ETF (NUDM)
Portfolio of Investments April 30, 2023
(Unaudited)
h
Shares Description (1) Value
LONG-TERM INVESTMENTS - 99.2%
X 350,187,391 COMMON STOCKS - 99.2%
X 350,187,391
Communication Services - 6.2%
1,545,670 BT Group PLC $ 3,086,062
842,543 HKT Trust & HKT Ltd 1,105,516
131,209 KDDI Corp 4,093,386
116,318 Nintendo Co Ltd 4,887,124
205,578 Orange SA 2,681,737
154,803 Telenor ASA 1,925,065
1,043,804 Vodafone Group PLC 1,258,167
237,530 WPP PLC 2,768,169
Total Communication Services 21,805,226
Consumer Discretionary - 13.1%
296 adidas AG 52,102
81,925 Amadeus IT Group SA (2) 5,764,977
12,947 Bayerische Motoren Werke AG 1,375,748
37,061 Bayerische Motoren Werke AG 4,150,453
13,411 Burberry Group PLC 436,746
46,810 Cie Generale des Etablissements Michelin SCA 1,489,884
26,809 Compass Group PLC 706,610
5,535 D'ieteren Group 1,041,864
2,512 Fast Retailing Co Ltd 590,527
1,080 Hermes International 2,345,055
140,659 Honda Motor Co Ltd 3,706,419
23,569 IDP Education Ltd 438,608
153,957 Oriental Land Co Ltd/Japan 5,426,061
492,451 Panasonic Holdings Corp 4,605,709
38,056 Prosus NV 2,851,478
50,992 Sharp Corp/Japan 361,754
77,984 Sony Group Corp 7,347,958
66,239 Yamaha Motor Co Ltd 1,702,615
38,339 Zalando SE, 144A (2) 1,573,267
Total Consumer Discretionary 45,967,835
Consumer Staples - 11.3%
88,894 Ajinomoto Co Inc 3,189,125
45,744 Coca-Cola Europacific Partners PLC (2) 2,949,116
98,966 Coles Group Ltd 1,190,310
86,905 Danone SA 5,755,628
391,123 J Sainsbury PLC 1,358,789
12,822 Kerry Group PLC, Class A 1,351,000
3,377 Koninklijke Ahold Delhaize NV 116,395
10,621 L'Oreal SA 5,074,246
91,703 Mowi ASA 1,742,092
94,284 Nestle SA 12,131,233
165,150 Orkla ASA 1,183,273
71,907 Unilever PLC 4,009,704
Total Consumer Staples 40,050,911
Energy - 1.6%
53,117 Ampol Ltd 1,050,614
94,321 Neste Oyj 4,575,489
Total Energy 5,626,103

Shares Description (1) Value
Financials - 19.2%
217,101 3i Group PLC $ 4,821,688
21,809 Allianz SE 5,476,345
184,148 AXA SA 6,011,563
329,442 Banco Bilbao Vizcaya Argentaria SA 2,418,631
65,261 BNP Paribas SA 4,221,301
824,170 BOC Hong Kong Holdings Ltd 2,593,281
31,600 DBS Group Holdings Ltd 777,358
199,217 DNB Bank ASA 3,488,268
170,765 Hang Seng Bank Ltd 2,525,614
18,247 Hong Kong Exchanges & Clearing Ltd 753,134
1,961,816 Intesa Sanpaolo SpA 5,164,457
1 Isracard Ltd 4
3,475,043 Lloyds Banking Group PLC 2,105,271
95,673 MS&AD Insurance Group Holdings Inc 3,123,170
483,505 Oversea-Chinese Banking Corp Ltd 4,559,077
94,690 Poste Italiane SpA, 144A 985,373
342,839 Prudential PLC 5,220,527
154,663 Resona Holdings Inc 766,358
114,463 Societe Generale SA 2,783,237
51,190 Sumitomo Mitsui Trust Holdings Inc 1,837,975
131,814 Tokio Marine Holdings Inc 2,633,085
271,014 UBS Group AG 5,500,666
Total Financials 67,766,383
Health Care - 10.8%
152,543 Astellas Pharma Inc 2,294,334
33,827 AstraZeneca PLC 4,994,065
7,191 Cochlear Ltd 1,172,076
154,901 Daiichi Sankyo Co Ltd 5,286,417
56,178 Eisai Co Ltd 3,231,684
7,278 Genmab A/S (2) 2,996,881
326,882 GSK PLC 5,920,463
2,150 Lonza Group AG 1,337,756
3,701 NMC Health PLC (2),(3) –
15,463 Novartis AG 1,583,218
41,116 Novo Nordisk A/S, Class B 6,848,911
34,516 Ramsay Health Care Ltd 1,475,116
20,489 Shionogi & Co Ltd 913,816
549 UCB SA 51,167
Total Health Care 38,105,904
Industrials - 17.4%
160,524 ABB Ltd 5,792,968
48,137 ACS Actividades de Construccion y Servicios SA 1,658,069
1,943 Aeroports de Paris 309,105
16,736 Assa Abloy AB, Class B 397,954
410,144 Aurizon Holdings Ltd 926,969
50,115 Bouygues SA 1,836,855
309,971 Brambles Ltd 2,919,032
226,732 CNH Industrial NV 3,190,228
56,296 Computershare Ltd 833,352
49,248 Dai Nippon Printing Co Ltd 1,410,548
4,787 Daikin Industries Ltd 865,538
21,968 DCC PLC 1,365,116
6,248 DSV A/S 1,175,786
18,564 Eiffage SA 2,211,373
116,092 FANUC Corp 3,912,505
3,248 Hankyu Hanshin Holdings Inc 101,019
33,558 Komatsu Ltd 824,132
62,871 Lixil Corp 984,401
346,136 MTR Corp Ltd 1,726,293
Nuveen ESG International Developed Markets Equity ETF (NUDM)
(contin-
ued)
Portfolio of Investments
April 30, 2023

Shares Description (1) Value
Industrials (continued)
77,610 Nibe Industrier AB $ 866,348
7,818 Recruit Holdings Co Ltd 219,557
140,070 RELX PLC 4,658,388
10,201 Schneider Electric SE 1,777,354
26,185 SGS SA 2,370,051
44,559 Siemens AG 7,324,858
78,898 Smiths Group PLC 1,666,995
507,157 Transurban Group 5,023,969
229,224 Volvo AB 4,710,855
20,707 Volvo AB 438,072
Total Industrials 61,497,690
Information Technology - 4.9%
12,265 ASML Holding NV 7,765,511
18,651 Fujitsu Ltd 2,473,742
15,750 Ibiden Co Ltd 615,356
18,897 SAP SE 2,563,141
39,048 STMicroelectronics NV 1,662,498
8,806 Tokyo Electron Ltd 1,002,086
12,743 Wix.com Ltd (2) 1,111,572
Total Information Technology 17,193,906
Materials - 9.3%
27,626 Antofagasta PLC 507,131
276,771 Asahi Kasei Corp 1,946,635
60,518 Boliden AB 2,160,588
21,373 Clariant AG 356,837
2,771 Covestro AG, 144A 121,725
30,816 Croda International PLC 2,703,538
184,053 Fortescue Metals Group Ltd 2,546,962
234 Givaudan SA 820,794
126,383 IGO Ltd 1,148,403
37,677 Mineral Resources Ltd 1,834,547
285,426 Mitsubishi Chemical Group Corp 1,665,413
30,695 Mitsui Chemicals Inc 769,826
3,039 Newcrest Mining Ltd 58,081
28,305 Nitto Denko Corp 1,820,966
69,898 Northern Star Resources Ltd 621,746
100,802 Orica Ltd 1,079,163
569,002 Pilbara Minerals Ltd 1,594,346
39,051 SIG Group AG 1,045,981
17,526 Sika AG 4,832,178
37,928 Smurfit Kappa Group PLC 1,404,404
331,946 Sumitomo Chemical Co Ltd 1,116,522
307,381 Toray Industries Inc 1,733,018
33,578 Umicore SA 1,103,207
Total Materials 32,992,011
Real Estate - 2.6%
32,912 CapitaLand Ascott Trust 26,642
577,278 Capitaland Investment Ltd/Singapore 1,609,620
90,185 City Developments Ltd 469,801
15,826 Dexus 81,368
47,856 Klepierre SA 1,213,046
892 LEG Immobilien SE 55,521
152,245 Lendlease Corp Ltd 749,553
107,191 Swire Pacific Ltd 847,980
262,511 Swire Properties Ltd 703,940
26,256 Unibail-Rodamco-Westfield (2) 1,407,011
864,216 Vicinity Ltd 1,199,346

Shares Description (1) Value
Real Estate (continued)
36,225 Vonovia SE $ 784,851
Total Real Estate 9,148,679
Utilities - 2.8%
302,552 Iberdrola SA 3,934,725
338,216 National Grid PLC 4,865,312
13,802 Verbund AG 1,232,706
Total Utilities 10,032,743
Total Common Stocks (cost $317,130,902) 350,187,391
Total Long-Term Investments (cost $317,130,902) 350,187,391
Other Assets & Liabilities, Net - 0.8% 2,793,996
Net Assets - 100% $ 352,981,387
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(3) For fair value measurement disclosure purposes, investment classified as Level 3.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
See Notes to Financial Statements

Nuveen ESG Large-Cap ETF (NULC)
Portfolio of Investments April 30, 2023
(Unaudited)
Shares Description (1) Value
LONG-TERM INVESTMENTS - 99.8%
X 23,886,589 COMMON STOCKS - 99.8%
X 23,886,589
Communication Services - 6.9%
6,208 AT&T Inc $ 109,695
1,827 Electronic Arts Inc 232,541
1,066 Liberty Global PLC, Class A (2) 20,798
1,721 Liberty Global PLC, Class C (2) 35,005
1,294 Liberty Media Corp-Liberty Formula One, Class C (2) 93,414
1,856 Match Group Inc (2) 68,486
600 Netflix Inc (2) 197,958
2,518 News Corp, Class A 44,342
3,903 Pinterest Inc, Class A (2) 89,769
7,173 Snap Inc, Class A (2) 62,477
368 Take-Two Interactive Software Inc (2) 45,739
5,150 Verizon Communications Inc 199,975
4,069 Walt Disney Co/The (2) 417,072
1,729 ZoomInfo Technologies Inc (2) 37,882
Total Communication Services 1,655,153
Consumer Discretionary - 9.2%
90 Booking Holdings Inc (2) 241,768
1,514 Home Depot Inc/The 455,018
1,068 Lowe's Cos Inc 221,962
269 Lululemon Athletica Inc (2) 102,201
277 MercadoLibre Inc (2) 353,865
2,146 Starbucks Corp 245,266
2,657 Tesla Inc (2) 436,572
941 Yum! Brands Inc 132,286
Total Consumer Discretionary 2,188,938
Consumer Staples - 9.2%
3,406 Archer-Daniels-Midland Co 265,940
988 Bunge Ltd 92,477
7,385 Coca-Cola Co/The 473,748
1,057 Darling Ingredients Inc (2) 62,965
3,979 Keurig Dr Pepper Inc 130,113
4,501 Kroger Co/The 218,884
2,073 PepsiCo Inc 395,715
3,642 Procter & Gamble Co/The 569,536
Total Consumer Staples 2,209,378
Energy - 3.4%
6,634 Baker Hughes Co 193,978
1,482 Cheniere Energy Inc 226,746
6,010 Halliburton Co 196,828
2,949 ONEOK Inc 192,894
Total Energy 810,446
Financials - 13.3%
1,133 American Express Co 182,798
347 Assurant Inc 42,726
3,970 Bank of America Corp 116,242
700 Cboe Global Markets Inc 97,790
1,419 Citigroup Inc 66,793
3,253 Fidelity National Information Services Inc 191,016
284 Goldman Sachs Group Inc/The 97,537
248 LPL Financial Holdings Inc 51,792

Shares Description (1) Value
Financials (continued)
2,059 Marsh & McLennan Cos Inc $ 371,011
1,107 Mastercard Inc 420,693
3,840 Morgan Stanley 345,485
2,068 PNC Financial Services Group Inc/The 269,357
451 Progressive Corp/The 61,517
2,165 Prudential Financial Inc 188,355
1,516 Regions Financial Corp 27,682
1,038 S&P Global Inc 376,358
1,551 Travelers Cos Inc/The 280,948
Total Financials 3,188,100
Health Care - 14.2%
1,665 Agilent Technologies Inc 225,491
414 Amgen Inc 99,252
47 Biogen Inc (2) 14,299
5,429 Bristol-Myers Squibb Co 362,494
106 Cigna Group/The 26,849
1,622 Danaher Corp 384,268
510 Dexcom Inc (2) 61,884
4,088 Edwards Lifesciences Corp (2) 359,662
739 Elevance Health Inc 346,332
413 Eli Lilly & Co 163,490
4,280 Gilead Sciences Inc 351,859
109 Hologic Inc (2) 9,375
496 Horizon Therapeutics Plc (2) 55,136
2,356 Merck & Co Inc 272,047
100 Mettler-Toledo International Inc (2) 149,150
692 ResMed Inc 166,744
390 UnitedHealth Group Inc 191,915
437 West Pharmaceutical Services Inc 157,862
Total Health Care 3,398,109
Industrials - 9.7%
1,402 Automatic Data Processing Inc 308,440
446 Axon Enterprise Inc (2) 93,977
5,529 Carrier Global Corp 231,223
2,159 Copart Inc (2) 170,669
1,035 CSX Corp 31,712
852 Deere & Co 322,073
926 Dover Corp 135,344
2,787 Emerson Electric Co 232,046
2,166 Fortive Corp 136,653
847 Fortune Brands Innovations Inc 54,792
424 Generac Holdings Inc (2) 43,341
770 Johnson Controls International plc 46,077
2,135 United Parcel Service Inc, Class B 383,894
193 WW Grainger Inc 134,245
Total Industrials 2,324,486
Information Technology - 26.4%
1,499 Accenture PLC, Class A 420,155
502 Adobe Inc (2) 189,535
1,037 Akamai Technologies Inc (2) 85,003
1,726 Applied Materials Inc 195,090
52 Black Knight Inc (2) 2,841
865 Cadence Design Systems Inc (2) 181,174
4,001 Cisco Systems Inc 189,047
891 Gen Digital Inc 15,744
8,505 Hewlett Packard Enterprise Co 121,792
6,662 HP Inc 197,928
Nuveen ESG Large-Cap ETF (NULC)
(continued)
Portfolio of Investments
April 30, 2023
(Unaudited)

Shares Description (1) Value
Information Technology (continued)
14,180 Intel Corp $ 440,431
2,552 International Business Machines Corp 322,598
1,180 Keysight Technologies Inc (2) 170,675
5,845 Microsoft Corp 1,795,935
1,434 NetApp Inc 90,184
3,000 NVIDIA Corp 832,470
268 NXP Semiconductors NV 43,882
1,073 Salesforce Inc (2) 212,851
1,294 Seagate Technology Holdings PLC 76,048
111 Synopsys Inc (2) 41,217
2,251 Texas Instruments Inc 376,367
1,625 Trimble Inc (2) 76,538
1,161 Twilio Inc, Class A (2) 61,080
1,399 VMware Inc, Class A (2) 174,917
Total Information Technology 6,313,502
Materials - 3.3%
1,908 Ball Corp 101,467
1,445 Ecolab Inc 242,529
2,262 Mosaic Co/The 96,927
72 Newmont Corp 3,413
1,540 PPG Industries Inc 216,000
424 Sherwin-Williams Co/The 100,717
349 Steel Dynamics Inc 36,279
Total Materials 797,332
Real Estate - 2.3%
1,646 American Tower Corp 336,426
368 Crown Castle Inc 45,297
52 Equinix Inc 37,652
1,108 Prologis Inc 138,777
Total Real Estate 558,152
Utilities - 1.9%
1,285 Consolidated Edison Inc 126,534
2,291 Eversource Energy 177,805
2,167 Exelon Corp 91,967
1,378 UGI Corp 46,687
Total Utilities 442,993
Total Common Stocks (cost $22,280,266) 23,886,589
Total Long-Term Investments (cost $22,280,266) 23,886,589
Other Assets & Liabilities, Net - 0.2% 58,869
Net Assets - 100% $ 23,945,458
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
See Notes to Financial Statements

Nuveen ESG Large-Cap Growth ETF (NULG)
Portfolio of Investments April 30, 2023
(Unaudited)
Shares Description (1) Value
LONG-TERM INVESTMENTS - 99.9%
X 953,129,645 COMMON STOCKS - 99.9%
X 953,129,645
Communication Services - 8.4%
49,331 Electronic Arts Inc $ 6,278,850
83,046 Liberty Global PLC, Class A (2) 1,620,227
49,419 Liberty Media Corp-Liberty Formula One, Class C (2) 3,567,558
144,196 Match Group Inc (2) 5,320,832
43,649 Netflix Inc (2) 14,401,114
197,214 Pinterest Inc, Class A (2) 4,535,922
93,316 ROBLOX Corp, Class A (2) 3,322,050
63,017 Roku Inc (2) 3,542,186
560,939 Snap Inc, Class A (2) 4,885,779
59,005 Take-Two Interactive Software Inc (2) 7,333,731
205,200 Walt Disney Co/The (2) 21,033,000
131,565 Warner Bros Discovery Inc (2) 1,790,600
134,806 ZoomInfo Technologies Inc (2) 2,953,599
Total Communication Services 80,585,448
Consumer Discretionary - 13.7%
5,804 Booking Holdings Inc (2) 15,591,343
86,194 Home Depot Inc/The 25,904,745
215,818 Lucid Group Inc (2),(3) 1,713,595
865 Lululemon Athletica Inc (2) 328,640
12,438 MercadoLibre Inc (2) 15,889,421
164,192 Rivian Automotive Inc, Class A (2),(3) 2,104,941
141,922 Starbucks Corp 16,220,265
194,504 Tesla Inc (2) 31,958,952
13,715 Ulta Beauty Inc (2) 7,562,863
93,442 Yum! Brands Inc 13,136,076
Total Consumer Discretionary 130,410,841
Consumer Staples - 5.2%
121,748 Colgate-Palmolive Co 9,715,490
42,991 Costco Wholesale Corp 21,633,931
52,770 Darling Ingredients Inc (2) 3,143,509
54,712 Hershey Co/The 14,939,659
Total Consumer Staples 49,432,589
Energy - 1.1%
69,367 Cheniere Energy Inc 10,613,151
Total Energy 10,613,151
Financials - 6.4%
78,995 American Express Co 12,745,053
76,047 Mastercard Inc 28,900,142
5,883 Moody's Corp 1,842,085
48,392 S&P Global Inc 17,545,971
Total Financials 61,033,251
Health Care - 12.7%
88,546 Agilent Technologies Inc 11,991,785
346,206 Avantor Inc (2) 6,744,093
76,240 Danaher Corp 18,062,018
181,788 Edwards Lifesciences Corp (2) 15,993,708
26,947 Elevance Health Inc 12,628,711
46,491 Eli Lilly & Co 18,403,927
2,322 Hologic Inc (2) 199,715
Nuveen ESG Large-Cap Growth ETF (NULG)
(continued)
Portfolio of Investments
April 30, 2023
(Unaudited)

Shares Description (1) Value
Health Care (continued)
28,412 Illumina Inc (2) $ 5,840,371
8,826 Mettler-Toledo International Inc (2) 13,163,979
19,594 West Pharmaceutical Services Inc 7,078,137
65,174 Zoetis Inc 11,456,286
Total Health Care 121,562,730
Industrials - 10.5%
60,103 Automatic Data Processing Inc 13,222,660
125,036 Copart Inc (2) 9,884,096
40,739 Deere & Co 15,400,157
87,311 Ferguson PLC 12,295,135
32,775 Generac Holdings Inc (2) 3,350,260
10,013 Old Dominion Freight Line Inc 3,208,065
90,851 Otis Worldwide Corp 7,749,590
94,321 Plug Power Inc (2),(3) 851,718
27,165 Robert Half International Inc 1,983,045
64,291 TransUnion 4,423,864
57,341 Union Pacific Corp 11,221,634
8,400 United Rentals Inc 3,033,324
19,538 WW Grainger Inc 13,590,047
Total Industrials 100,213,595
Information Technology - 38.3%
58,140 Accenture PLC, Class A 16,296,061
56,331 Adobe Inc (2) 21,268,332
52,515 Akamai Technologies Inc (2) 4,304,655
4,356 ANSYS Inc (2) 1,367,436
124,548 Applied Materials Inc 14,077,660
437 Autodesk Inc (2) 85,123
72,403 Cadence Design Systems Inc (2) 15,164,808
6,160 Intuit Inc 2,734,732
80,019 Keysight Technologies Inc (2) 11,573,948
20,112 Lam Research Corp 10,540,297
409,588 Microsoft Corp 125,850,009
49,408 Motorola Solutions Inc 14,397,491
181,152 NVIDIA Corp 50,267,869
120,770 Salesforce Inc (2) 23,957,145
36,121 ServiceNow Inc (2) 16,594,710
39,729 Synopsys Inc (2) 14,752,172
82,359 Trimble Inc (2) 3,879,109
44,831 Twilio Inc, Class A (2) 2,358,559
109,284 VMware Inc, Class A (2) 13,663,779
41,486 Wolfspeed Inc (2),(3) 1,931,173
Total Information Technology 365,065,068
Materials - 3.5%
161,806 Ball Corp 8,604,843
63,595 Ecolab Inc 10,673,785
57,330 Sherwin-Williams Co/The 13,618,168
Total Materials 32,896,796
Real Estate - 0.1%
17,169 CBRE Group Inc, Class A (2) 1,316,176
Total Real Estate 1,316,176
Total Common Stocks (cost $920,509,036) 953,129,645
Total Long-Term Investments (cost $920,509,036) 953,129,645

Shares Description (1) Coupon Value
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING -   0.3%
X 3,386,489 MONEY MARKET FUNDS - 0.3%
X 3,386,489
3,386,489 State Street Navigator Securities Lending Government
Money Market Portfolio (4)
4.840%(5) $ 3,386,489
Total Money Market Funds (cost $3,386,489) $ 3,386,489
Total Investments Purchased with Collateral from Securities Lending (cost $3,386,489) 3,386,489
Total Investments (cost $ 923,895,525 ) - 100 .2% 956,516,134
Other Assets & Liabilities, Net - (0.2)% (2,343,876)
Net Assets - 100% $ 954,172,258
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(3) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $3,323,922.
(4) The Fund may loan securities representing up to one third of the market value of its total assets (which includes collateral for securities on loan)
to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a market value, at the inception of each loan, equal to not less than 100% of the market value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.
(5) The rate shown is the one-day yield as of the end of the reporting period.
See Notes to Financial Statements

Nuveen ESG Large-Cap Value ETF (NULV)
Portfolio of Investments April 30, 2023
(Unaudited)
Shares Description (1) Value
LONG-TERM INVESTMENTS - 99.8%
X
1,531,089,711 COMMON STOCKS - 99.8%
X 1,531,089,711
Communication Services - 4.8%
594,729 Comcast Corp, Class A $ 24,603,939
337,587 Interpublic Group of Cos Inc/The 12,061,983
224,882 Liberty Global PLC, Class C (2) 4,574,100
854,030 Verizon Communications Inc 33,161,985
Total Communication Services 74,402,007
Consumer Discretionary - 4.1%
70,224 Aramark 2,436,773
63,387 Genuine Parts Co 10,668,666
221,310 LKQ Corp 12,776,226
30,529 Lowe's Cos Inc 6,344,842
219,169 Starbucks Corp 25,048,825
42,580 Yum! Brands Inc 5,985,897
Total Consumer Discretionary 63,261,229
Consumer Staples - 13.8%
284,209 Archer-Daniels-Midland Co 22,191,039
130,223 Bunge Ltd 12,188,873
98,327 Church & Dwight Co Inc 9,549,518
676,242 Coca-Cola Co/The 43,380,924
167,659 General Mills Inc 14,859,617
606,666 Keurig Dr Pepper Inc 19,837,978
134,988 Kimberly-Clark Corp 19,558,411
408,792 Kroger Co/The 19,879,555
76,104 McCormick & Co Inc/MD 6,685,736
227,478 PepsiCo Inc 43,423,276
Total Consumer Staples 211,554,927
Energy - 3.4%
729,955 Baker Hughes Co 21,343,884
276,705 Halliburton Co 9,062,089
330,123 ONEOK Inc 21,593,345
Total Energy 51,999,318
Financials - 19.0%
32,387 Ameriprise Financial Inc 9,881,922
45,949 Assurant Inc 5,657,700
65,012 Bank of America Corp 1,903,551
159,553 Bank of New York Mellon Corp/The 6,795,362
92,134 Cboe Global Markets Inc 12,871,120
357,797 Citigroup Inc 16,841,505
16,503 Discover Financial Services 1,707,565
128,297 Equitable Holdings Inc 3,334,439
339,556 Fidelity National Information Services Inc 19,938,728
68,140 Goldman Sachs Group Inc/The 23,402,002
207,636 Hartford Financial Services Group Inc/The 14,740,080
316,776 JPMorgan Chase & Co 43,791,114
132,731 Marsh & McLennan Cos Inc 23,916,799
307,873 Morgan Stanley 27,699,334
157,451 PNC Financial Services Group Inc/The 20,507,993
214,244 Prudential Financial Inc 18,639,228
809,445 Regions Financial Corp 14,780,466
124,117 Travelers Cos Inc/The 22,482,553

Shares Description (1) Value
Financials (continued)
87,643 Truist Financial Corp $ 2,855,409
Total Financials 291,746,870
Health Care - 16.5%
339,760 Abbott Laboratories 37,533,287
104,587 Amgen Inc 25,073,687
455,884 Bristol-Myers Squibb Co 30,439,375
87,819 Cigna Group/The 22,243,675
22,146 DENTSPLY SIRONA Inc 928,582
281,125 Gilead Sciences Inc 23,111,286
84,925 HCA Inc 24,401,500
4,838 Illumina Inc (2) 994,499
7,417 Jazz Pharmaceuticals PLC (2) 1,041,866
397,537 Merck & Co Inc 45,903,598
2,078 Quest Diagnostics Inc 288,447
83,884 STERIS PLC 15,816,328
50,398 UnitedHealth Group Inc 24,800,352
Total Health Care 252,576,482
Industrials - 10.5%
173,979 3M Co 18,480,049
126,402 Caterpillar Inc 27,656,758
474,366 CSX Corp 14,534,574
96,474 Emerson Electric Co 8,032,425
292,290 Fortive Corp 18,440,576
160,607 Ingersoll Rand Inc 9,157,811
352,301 Johnson Controls International plc 21,081,692
179,306 Otis Worldwide Corp 15,294,802
299,080 Plug Power Inc (2),(3) 2,700,693
58,152 TransUnion 4,001,439
122,263 United Parcel Service Inc, Class B 21,984,110
Total Industrials 161,364,929
Information Technology - 11.8%
90,974 Accenture PLC, Class A 25,499,102
62,336 Applied Materials Inc 7,045,838
335,104 Cisco Systems Inc 15,833,664
1,109,199 Hewlett Packard Enterprise Co 15,883,730
96,107 HP Inc 2,855,339
1,000,374 Intel Corp 31,071,616
226,184 International Business Machines Corp 28,591,919
130,702 NXP Semiconductors NV 21,401,146
172,320 Texas Instruments Inc 28,811,904
34,186 Trimble Inc (2) 1,610,161
37,967 Wolfspeed Inc (2),(3) 1,767,364
Total Information Technology 180,371,783
Materials - 5.8%
25,108 Ecolab Inc 4,214,127
52,640 International Flavors & Fragrances Inc 5,103,974
225,212 LyondellBasell Industries NV, Class A 21,307,307
295,933 Mosaic Co/The 12,680,729
118,480 Newmont Corp 5,615,952
169,864 PPG Industries Inc 23,825,125
149,893 Steel Dynamics Inc 15,581,377
Total Materials 88,328,591
Nuveen ESG Large-Cap Value ETF (NULV)
(continued)
Portfolio of Investments
April 30, 2023
(Unaudited)

Shares Description (1) Value
Real Estate - 4.4%
119,838 American Tower Corp $ 24,493,689
78,425 Crown Castle Inc 9,653,333
45,464 Iron Mountain Inc 2,511,431
236,861 Prologis Inc 29,666,840
13,429 Welltower Inc 1,063,846
Total Real Estate 67,389,139
Utilities - 5.7%
229,778 Consolidated Edison Inc 22,626,240
170,695 Essential Utilities Inc 7,288,676
67,036 Eversource Energy 5,202,664
547,553 Exelon Corp 23,238,149
151,340 Sempra Energy 23,531,857
183,201 UGI Corp 6,206,850
Total Utilities 88,094,436
Total Common Stocks (cost $1,578,692,981) 1,531,089,711
Total Long-Term Investments (cost $1,578,692,981) 1,531,089,711
Shares Description (1) Coupon Value
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING -   0.1%
X 1,779,861 MONEY MARKET FUNDS - 0.1%
X 1,779,861
1,779,861 State Street Navigator Securities Lending Government
Money Market Portfolio (4)
4.840%(5) $ 1,779,861
Total Money Market Funds (cost $1,779,861) $ 1,779,861
Total Investments Purchased with Collateral from Securities Lending (cost $1,779,861) 1,779,861
Total Investments (cost $ 1,580,472,842 ) - 99 .9% 1,532,869,572
Other Assets & Liabilities, Net - 0.1% 823,503
Net Assets - 100% $ 1,533,693,075
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(3) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $1,750,599.
(4) The Fund may loan securities representing up to one third of the market value of its total assets (which includes collateral for securities on loan)
to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a market value, at the inception of each loan, equal to not less than 100% of the market value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.
(5) The rate shown is the one-day yield as of the end of the reporting period.
See Notes to Financial Statements

Nuveen ESG Mid-Cap Growth ETF (NUMG)
Portfolio of Investments April 30, 2023
(Unaudited)
Shares Description (1) Value
LONG-TERM INVESTMENTS - 99.9%
X 328,300,925 COMMON STOCKS - 99.9%
X 328,300,925
Communication Services - 9.6%
162,768 Liberty Global PLC, Class A (2) $ 3,175,604
144,954 Match Group Inc (2) 5,348,803
156,094 ROBLOX Corp, Class A (2) 5,556,946
84,324 Roku Inc (2) 4,739,852
625,767 Snap Inc, Class A (2) 5,450,430
24,190 Take-Two Interactive Software Inc (2) 3,006,575
200,345 ZoomInfo Technologies Inc (2) 4,389,559
Total Communication Services 31,667,769
Consumer Discretionary - 9.3%
8,579 Lucid Group Inc (2),(3) 68,117
18,369 Pool Corp 6,453,397
108,012 Rivian Automotive Inc, Class A (2),(3) 1,384,714
38,397 Tractor Supply Co 9,153,845
13,229 Ulta Beauty Inc (2) 7,294,867
25,148 Vail Resorts Inc 6,048,597
Total Consumer Discretionary 30,403,537
Consumer Staples - 2.3%
18,902 Church & Dwight Co Inc 1,835,762
93,304 Darling Ingredients Inc (2) 5,558,120
Total Consumer Staples 7,393,882
Financials - 5.3%
14,557 FactSet Research Systems Inc 5,992,971
28,349 LPL Financial Holdings Inc 5,920,405
13,815 MarketAxess Holdings Inc 4,398,282
21,707 Nasdaq Inc 1,201,917
Total Financials 17,513,575
Health Care - 19.1%
43,606 Alnylam Pharmaceuticals Inc (2) 8,686,315
200,001 Avantor Inc (2) 3,896,019
21,488 Cooper Cos Inc/The 8,196,598
59,574 DaVita Inc (2) 5,383,107
54,854 Hologic Inc (2) 4,717,993
26,827 Insulet Corp (2) 8,532,059
3,874 Molina Healthcare Inc (2) 1,154,026
34,710 Repligen Corp (2) 5,263,077
23,458 Waters Corp (2) 7,045,845
27,394 West Pharmaceutical Services Inc 9,895,809
Total Health Care 62,770,848
Industrials - 20.1%
24,068 AECOM 1,998,847
36,766 Allegion plc 4,061,908
34,385 Axon Enterprise Inc (2) 7,245,263
44,785 Ferguson PLC 6,306,624
20,273 IDEX Corp 4,182,725
20,221 JB Hunt Transport Services Inc 3,544,539
5,192 Lennox International Inc 1,463,677
310,883 Plug Power Inc (2),(3) 2,807,273
53,190 Quanta Services Inc 9,023,152
72,902 Robert Half International Inc 5,321,846
Nuveen ESG Mid-Cap Growth ETF (NUMG)
(continued)
Portfolio of Investments
April 30, 2023
(Unaudited)

Shares Description (1) Value
Industrials (continued)
57,162 Toro Co/The $ 5,959,710
22,243 United Rentals Inc 8,032,170
1,736 WW Grainger Inc 1,207,510
47,630 Xylem Inc/NY 4,945,899
Total Industrials 66,101,143
Information Technology - 27.6%
67,485 Akamai Technologies Inc (2) 5,531,745
23,130 ANSYS Inc (2) 7,260,970
72,303 Black Knight Inc (2) 3,950,636
82,473 Ceridian HCM Holding Inc (2) 5,235,386
66,387 DocuSign Inc (2) 3,282,173
41,243 Dropbox Inc, Class A (2) 838,883
3,330 Fair Isaac Corp (2) 2,424,073
41,773 First Solar Inc (2) 7,626,914
27,134 Gartner Inc (2) 8,206,950
12,346 HubSpot Inc (2) 5,197,049
55,455 Keysight Technologies Inc (2) 8,021,011
11,757 MongoDB Inc (2) 2,821,210
71,306 ON Semiconductor Corp (2) 5,131,180
16,872 Paycom Software Inc (2) 4,899,123
53,538 PTC Inc (2) 6,734,545
61,038 Splunk Inc (2) 5,263,917
109,890 Trimble Inc (2) 5,175,819
6,362 Twilio Inc, Class A (2) 334,705
59,419 Wolfspeed Inc (2),(3) 2,765,954
Total Information Technology 90,702,243
Materials - 3.3%
23,130 Avery Dennison Corp 4,035,722
130,677 Ball Corp 6,949,403
Total Materials 10,985,125
Real Estate - 2.5%
107,094 CBRE Group Inc, Class A (2) 8,209,826
Total Real Estate 8,209,826
Utilities - 0.8%
74,714 NRG Energy Inc 2,552,977
Total Utilities 2,552,977
Total Common Stocks (cost $343,512,113) 328,300,925
Total Long-Term Investments (cost $343,512,113) 328,300,925
Shares Description (1) Coupon Value
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING -   1.5%
X 5,085,662 MONEY MARKET FUNDS - 1.5%
X 5,085,662
5,085,662 State Street Navigator Securities Lending Government
Money Market Portfolio (4)
4.840%(5) $ 5,085,662
Total Money Market Funds (cost $5,085,662) $ 5,085,662
Total Investments Purchased with Collateral from Securities Lending (cost $5,085,662) 5,085,662
Total Investments (cost $ 348,597,775 ) - 101 .4% 333,386,587
Other Assets & Liabilities, Net - (1.4)% (4,731,935)
Net Assets - 100% $ 328,654,652

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(3) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $4,992,264.
(4) The Fund may loan securities representing up to one third of the market value of its total assets (which includes collateral for securities on loan)
to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a market value, at the inception of each loan, equal to not less than 100% of the market value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.
(5) The rate shown is the one-day yield as of the end of the reporting period.
See Notes to Financial Statements

Nuveen ESG Mid-Cap Value ETF (NUMV)
Portfolio of Investments April 30, 2023
(Unaudited)
Shares Description (1) Value
LONG-TERM INVESTMENTS - 99.8%
X 316,465,670 COMMON STOCKS - 99.8%
X 316,465,670
Communication Services - 4.0%
1,406 Fox Corp, Class A $ 46,763
1,396 Fox Corp, Class B 42,634
163,119 Interpublic Group of Cos Inc/The 5,828,242
193,021 Liberty Global PLC, Class C (2) 3,926,047
125,705 Paramount Global, Class B 2,932,698
Total Communication Services 12,776,384
Consumer Discretionary - 11.7%
141,572 Aramark 4,912,548
43,435 Bath & Body Works Inc 1,524,569
826 Best Buy Co Inc 61,554
16,466 CarMax Inc (2) 1,153,114
41,369 Genuine Parts Co 6,962,816
85,537 Hasbro Inc 5,065,501
4,622 Lear Corp 590,045
105,630 LKQ Corp 6,098,020
281,201 Newell Brands Inc 3,416,592
107,582 PulteGroup Inc 7,224,131
Total Consumer Discretionary 37,008,890
Consumer Staples - 7.8%
61,450 Bunge Ltd 5,751,720
35,220 Clorox Co/The 5,833,137
174,846 Conagra Brands Inc 6,637,154
93,095 Kellogg Co 6,495,238
Total Consumer Staples 24,717,249
Energy - 4.8%
261,477 Baker Hughes Co 7,645,587
117,604 ONEOK Inc 7,692,478
Total Energy 15,338,065
Financials - 17.2%
109,783 Ally Financial Inc 2,896,076
256,629 Annaly Capital Management Inc 5,127,447
39,049 Assurant Inc 4,808,103
45,967 Cboe Global Markets Inc 6,421,590
129,175 Citizens Financial Group Inc 3,996,675
26,725 Discover Financial Services 2,765,236
180,624 Equitable Holdings Inc 4,694,418
115,242 Fifth Third Bancorp 3,019,340
93,160 Hartford Financial Services Group Inc/The 6,613,428
142,031 Huntington Bancshares Inc/OH 1,590,747
174,086 Invesco Ltd 2,982,093
78,379 Nasdaq Inc 4,339,845
294,356 Regions Financial Corp 5,374,941
Total Financials 54,629,939
Health Care - 6.1%
35,392 DENTSPLY SIRONA Inc 1,483,986
4,239 Henry Schein Inc (2) 342,554
36,901 Jazz Pharmaceuticals PLC (2) 5,183,483
2,921 Laboratory Corp of America Holdings 662,220
43,291 Quest Diagnostics Inc 6,009,224

Shares Description (1) Value
Health Care (continued)
29,920 STERIS PLC $ 5,641,416
Total Health Care 19,322,883
Industrials - 13.1%
654 Allegion plc 72,254
32,147 CH Robinson Worldwide Inc 3,242,668
23,203 Dover Corp 3,391,350
1,634 Expeditors International of Washington Inc 186,014
951 Fastenal Co 51,202
22,137 IDEX Corp 4,567,306
122,610 Ingersoll Rand Inc 6,991,222
17,413 Lennox International Inc 4,908,899
54,974 Owens Corning 5,871,773
154,177 Plug Power Inc (2) 1,392,218
72,117 TransUnion 4,962,371
55,420 Xylem Inc/NY 5,754,813
Total Industrials 41,392,090
Information Technology - 7.0%
52,817 Akamai Technologies Inc (2) 4,329,410
52,672 Black Knight Inc (2) 2,877,998
28,636 Gen Digital Inc 505,998
424,514 Hewlett Packard Enterprise Co 6,079,041
25,315 Juniper Networks Inc 763,247
40,071 ON Semiconductor Corp (2) 2,883,509
770 Seagate Technology Holdings PLC 45,253
56,153 Trimble Inc (2) 2,644,806
42,577 Wolfspeed Inc (2),(3) 1,981,959
Total Information Technology 22,111,221
Materials - 6.4%
5,952 Avery Dennison Corp 1,038,505
19,083 Martin Marietta Materials Inc 6,930,946
125,786 Mosaic Co/The 5,389,930
5,078 Reliance Steel & Aluminum Co 1,258,328
47,134 Steel Dynamics Inc 4,899,579
23,150 Westrock Co 692,880
Total Materials 20,210,168
Real Estate - 12.7%
45,978 Alexandria Real Estate Equities Inc 5,709,548
58,708 Boston Properties Inc 3,132,659
18,906 Camden Property Trust 2,080,605
147,088 Healthpeak Properties Inc 3,231,523
317,318 Host Hotels & Resorts Inc 5,131,032
118,799 Iron Mountain Inc 6,562,457
1,134 Regency Centers Corp 69,662
126,500 Ventas Inc 6,078,325
242,350 VICI Properties Inc 8,225,359
1,112 WP Carey Inc 82,510
Total Real Estate 40,303,680
Utilities - 9.0%
53,753 Atmos Energy Corp 6,135,367
223,131 CenterPoint Energy Inc 6,798,802
123,755 Essential Utilities Inc 5,284,339
203,156 NiSource Inc 5,781,820
Nuveen ESG Mid-Cap Value ETF (NUMV)
(continued)
Portfolio of Investments
April 30, 2023
(Unaudited)

Shares Description (1) Value
Utilities (continued)
137,390 UGI Corp $ 4,654,773
Total Utilities 28,655,101
Total Common Stocks (cost $318,918,193) 316,465,670
Total Long-Term Investments (cost $318,918,193) 316,465,670
Shares Description (1) Coupon Value
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING -   0.5%
X 1,524,206 MONEY MARKET FUNDS - 0.5%
X 1,524,206
1,524,206 State Street Navigator Securities Lending Government
Money Market Portfolio (4)
4.840%(5) $ 1,524,206
Total Money Market Funds (cost $1,524,206) $ 1,524,206
Total Investments Purchased with Collateral from Securities Lending (cost $1,524,206) 1,524,206
Total Investments (cost $ 320,442,399 ) - 100 .3% 317,989,876
Other Assets & Liabilities, Net - (0.3)%(6) (858,914)
Net Assets - 100% $ 317,130,962
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(3) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $1,493,958.
(4) The Fund may loan securities representing up to one third of the market value of its total assets (which includes collateral for securities on loan)
to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a market value, at the inception of each loan, equal to not less than 100% of the market value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.
(5) The rate shown is the one-day yield as of the end of the reporting period.
(6) Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter ("OTC") derivatives as well as the
OTC cleared and exchange-traded derivatives, when applicable.
See Notes to Financial Statements

Nuveen ESG Small-Cap ETF (NUSC)
Portfolio of Investments April 30, 2023
(Unaudited)
Shares Description (1) Value
LONG-TERM INVESTMENTS - 99.7%
X 961,515,254 COMMON STOCKS - 99.7%
X 961,515,254
Communication Services - 2.1%
175,054 AMC Entertainment Holdings Inc, Class A (2),(3) $ 962,797
643,009 AMC Entertainment Holdings Inc (3) 964,513
29,882 Bandwidth Inc, Class A (3) 363,664
1,114 Cable One Inc 844,869
59,498 Cinemark Holdings Inc (3) 1,004,326
427,252 Clear Channel Outdoor Holdings Inc (3) 542,610
101,053 Eventbrite Inc, Class A (3) 734,655
60,621 Gogo Inc (3) 812,928
31,307 iHeartMedia Inc, Class A (3) 108,635
50,550 Iridium Communications Inc 3,208,409
55,138 John Wiley & Sons Inc, Class A 2,126,673
28,675 MediaAlpha Inc, Class A (3) 212,195
3,671 Nexstar Media Group Inc 636,735
100,219 Radius Global Infrastructure Inc, Class A (3) 1,472,217
36,476 Scholastic Corp 1,403,232
98,652 TEGNA Inc 1,686,949
61,863 WideOpenWest Inc (3) 707,094
30,268 Ziff Davis Inc (3) 2,213,802
Total Communication Services 20,006,303
Consumer Discretionary - 15.1%
36,401 Aaron's Co Inc/The 485,953
214,410 ADT Inc 1,436,547
120,058 Allbirds Inc, Class A (2),(3) 150,073
6,811 America's Car-Mart Inc/TX (3) 547,536
61,954 Arko Corp 517,935
45,659 Bright Horizons Family Solutions Inc (3) 3,475,563
21,560 Brinker International Inc (3) 860,675
16,035 Carriage Services Inc 460,365
46,545 Carter's Inc 3,247,445
157,447 Chegg Inc (3) 2,830,897
72,673 Chico's FAS Inc (3) 366,272
9,783 Columbia Sportswear Co 817,272
71,531 Coursera Inc (3) 889,846
40,512 Crocs Inc (3) 5,010,119
13,675 Deckers Outdoor Corp (3) 6,554,975
28,160 Ethan Allen Interiors Inc 786,509
35,809 European Wax Center Inc (3) 674,642
222,498 Fisker Inc (2),(3) 1,432,887
799 Five Below Inc (3) 157,691
78,245 Foot Locker Inc 3,285,508
33,714 Franchise Group Inc 986,135
89,651 Frontdoor Inc (3) 2,452,851
127,588 GameStop Corp, Class A (3) 2,461,173
55,576 Gap Inc/The 533,530
17,164 Group 1 Automotive Inc 3,852,975
114,313 Hanesbrands Inc 599,000
99,751 Harley-Davidson Inc 3,700,762
24,595 Helen of Troy Ltd (3) 2,467,862
107,413 Hilton Grand Vacations Inc (3) 4,597,276
33,941 iRobot Corp (3) 1,334,900
6,518 Johnson Outdoors Inc, Class A 378,044
13,046 Kohl's Corp 287,403
60,685 Kontoor Brands Inc 2,741,141
59,439 Latham Group Inc (3) 143,248
Nuveen ESG Small-Cap ETF (NUSC)
(continued)
Portfolio of Investments
April 30, 2023
(Unaudited)

Shares Description (1) Value
Consumer Discretionary (continued)
17,124 LCI Industries $ 1,934,327
67,839 Leggett & Platt Inc 2,191,878
190,985 Leslie's Inc (3) 2,072,187
9,227 Levi Strauss & Co, Class A 133,422
21,025 Lithia Motors Inc 4,644,212
248,766 Luminar Technologies Inc (2),(3) 1,497,571
33,168 Macy's Inc 541,965
25,115 Malibu Boats Inc, Class A (3) 1,425,276
24,607 MarineMax Inc (3) 716,556
35,484 Marriott Vacations Worldwide Corp 4,774,727
396,605 Mattel Inc (3) 7,138,890
27,533 Monro Inc 1,345,813
19,109 Movado Group Inc 489,573
26,867 Murphy USA Inc 7,394,604
46,294 National Vision Holdings Inc (3) 974,026
99,138 Nordstrom Inc 1,532,673
51,080 ODP Corp/The (3) 2,207,167
77,894 Petco Health & Wellness Co Inc, Class A (3) 775,824
35,811 Planet Fitness Inc (3) 2,977,327
4,504 PVH Corp 386,488
89,335 Rover Group Inc (3) 404,688
51,744 SeaWorld Entertainment Inc (3) 2,776,583
9,525 Signet Jewelers Ltd 700,850
27,456 Sleep Number Corp (3) 619,133
157,723 Sonos Inc (3) 3,334,264
10,110 Steven Madden Ltd 354,254
15,289 Tapestry Inc 623,944
37,497 Target Hospitality Corp (2),(3) 472,837
16,162 Taylor Morrison Home Corp (3) 696,421
66,466 Thor Industries Inc 5,252,143
8,820 TopBuild Corp (3) 1,988,734
103,426 Topgolf Callaway Brands Corp (3) 2,292,954
70,747 Traeger Inc (3) 215,071
84,857 Travel + Leisure Co 3,247,477
16,672 TravelCenters of America Inc (3) 1,435,959
56,114 Victoria's Secret & Co (3) 1,740,095
119,913 Wendy's Co/The 2,650,077
10,282 Williams-Sonoma Inc 1,244,533
3,504 Winmark Corp 1,170,056
35,923 Winnebago Industries Inc 2,088,563
184,191 Workhorse Group Inc (2),(3) 173,545
48,946 Wyndham Hotels & Resorts Inc 3,339,096
7,717 XPEL Inc (3) 563,804
27,849 Xponential Fitness Inc, Class A (3) 921,245
47,193 YETI Holdings Inc (3) 1,861,764
Total Consumer Discretionary 145,847,606
Consumer Staples - 3.6%
38,964 Andersons Inc/The 1,741,691
147,531 Benson Hill Inc (2),(3) 156,383
13,811 Casey's General Stores Inc 3,160,233
41,249 Chefs' Warehouse Inc/The (3) 1,371,942
60,512 Edgewell Personal Care Co 2,642,559
27,252 Energizer Holdings Inc 911,034
183,649 Flowers Foods Inc 5,052,184
55,398 Freshpet Inc (3) 3,820,800
51,470 Mission Produce Inc (3) 586,243
35,785 Nu Skin Enterprises Inc, Class A 1,412,076
33,151 Performance Food Group Co (3) 2,078,236
6,354 Seneca Foods Corp (3) 302,450
61,847 TreeHouse Foods Inc (3) 3,293,353

Shares Description (1) Value
Consumer Staples (continued)
201,001 US Foods Holding Corp (3) $ 7,718,438
77,532 Veru Inc (2),(3) 98,466
24,882 Vital Farms Inc (3) 320,480
Total Consumer Staples 34,666,568
Energy - 3.9%
174,850 Archrock Inc 1,799,206
4,462 Cactus Inc, Class A 180,622
234,258 ChampionX Corp 6,343,707
225,072 Clean Energy Fuels Corp (3) 961,057
78,219 Delek US Holdings Inc 1,701,263
19,431 DMC Global Inc (3) 368,023
26,479 Dril-Quip Inc (3) 722,347
121,343 DT Midstream Inc 5,978,570
42,061 Enviva Inc 904,311
22,619 Excelerate Energy Inc, Class A 486,309
87,429 Expro Group Holdings NV (3) 1,738,963
282,896 NOV Inc 4,738,508
35,735 Oceaneering International Inc (3) 633,582
410,234 TechnipFMC PLC (3) 5,616,103
59,741 Weatherford International PLC (3) 3,861,061
77,133 World Fuel Services Corp 1,823,424
Total Energy 37,857,056
Financials - 14.5%
344,147 AGNC Investment Corp 3,410,497
18,376 Amalgamated Financial Corp 299,161
23,847 A-Mark Precious Metals Inc 853,723
30,880 Amerant Bancorp Inc 574,368
8,404 Ameris Bancorp 281,534
42,684 Argo Group International Holdings Ltd 1,255,336
4,376 Axis Capital Holdings Ltd 247,419
34,608 Bancorp Inc/The (3) 1,104,341
27,793 Bank OZK 992,766
39,505 Banner Corp 1,972,090
18,519 Bar Harbor Bankshares 459,271
51,732 Berkshire Hills Bancorp Inc 1,100,340
37,557 BOK Financial Corp 3,149,906
62,906 Bread Financial Holdings Inc 1,736,206
26,832 Byline Bancorp Inc 519,199
79,860 Compass Diversified Holdings 1,522,132
3,654 Diamond Hill Investment Group Inc 592,387
32,714 Donnelley Financial Solutions Inc (3) 1,414,881
65,595 East West Bancorp Inc 3,390,606
5,177 Employers Holdings Inc 204,957
17,515 Enterprise Financial Services Corp 748,941
66,509 EVERTEC Inc 2,307,197
8,549 Federal Agricultural Mortgage Corp, Class C 1,139,496
129,604 First American Financial Corp 7,466,486
73,441 First BanCorp/Puerto Rico 862,932
7,933 First Financial Bancorp 164,213
10,258 First Interstate BancSystem Inc, Class A 262,502
400,381 FNB Corp/PA 4,596,374
83,008 Glacier Bancorp Inc 2,758,356
104,677 Hancock Whitney Corp 3,822,804
33,958 Hanmi Financial Corp 548,761
102,198 Hannon Armstrong Sustainable Infrastructure Capital Inc 2,900,379
8,302 Hanover Insurance Group Inc/The 992,587
5,340 HomeStreet Inc 52,118
29,328 Independent Bank Corp 1,642,368
23,161 Independent Bank Corp/MI 412,729
Nuveen ESG Small-Cap ETF (NUSC)
(continued)
Portfolio of Investments
April 30, 2023
(Unaudited)

Shares Description (1) Value
Financials (continued)
67,210 International Bancshares Corp $ 2,867,851
22,339 Invesco Mortgage Capital Inc 237,017
51,374 Jackson Financial Inc, Class A 1,849,978
40,407 Lincoln National Corp 878,044
13,994 Morningstar Inc 2,495,270
81,835 Mr Cooper Group Inc (3) 3,788,961
17,371 National Bank Holdings Corp, Class A 552,398
52,395 Old National Bancorp/IN 702,617
131,741 Open Lending Corp (3) 926,139
59,043 PacWest Bancorp 599,286
52,987 PennyMac Financial Services Inc 3,311,158
51,320 Perella Weinberg Partners 405,428
2,605 Pinnacle Financial Partners Inc 141,269
28,726 PJT Partners Inc, Class A 1,975,487
45,302 Primerica Inc 8,268,068
61,884 PROG Holdings Inc (3) 1,870,753
51,696 Reinsurance Group of America Inc 7,357,375
150,945 Rocket Cos Inc, Class A (3) 1,344,920
104,490 Ryan Specialty Holdings Inc (3) 4,269,461
3,143 Selective Insurance Group Inc 302,765
28,801 ServisFirst Bancshares Inc 1,454,451
148,953 SLM Corp 2,237,274
3,620 Southside Bancshares Inc 114,863
54,691 SouthState Corp 3,772,585
220,354 Starwood Property Trust Inc 3,942,133
21,300 StoneX Group Inc (3) 2,088,891
163,399 Synovus Financial Corp 5,032,689
43,761 Trupanion Inc (2),(3) 1,536,449
27,542 United Bankshares Inc/WV 912,467
312,600 Valley National Bancorp 2,932,188
19,415 Victory Capital Holdings Inc, Class A 592,934
79,286 Virtu Financial Inc, Class A 1,589,684
3,589 Walker & Dunlop Inc 241,576
68,309 Western Alliance Bancorp 2,535,630
197,140 Western Union Co/The 2,154,740
38,947 WEX Inc (3) 6,907,250
69,876 Zions Bancorp NA 1,946,745
Total Financials 139,896,157
Health Care - 13.0%
3,205 Acadia Healthcare Co Inc (3) 231,690
74,467 Accolade Inc (3) 1,007,539
30,683 Aclaris Therapeutics Inc (3) 272,772
78,424 AdaptHealth Corp (3) 931,677
24,094 Adicet Bio Inc (2),(3) 140,709
39,394 Agiliti Inc (2),(3) 658,668
47,796 Alector Inc (3) 315,454
26,685 Allakos Inc (3) 113,411
37,956 Alphatec Holdings Inc (3) 548,085
47,486 AMN Healthcare Services Inc (3) 4,100,416
18,765 AnaptysBio Inc (3) 390,687
42,438 Anavex Life Sciences Corp (3) 345,445
18,264 Apollo Medical Holdings Inc (3) 648,189
19,594 Arcellx Inc (3) 836,272
136,221 ATAI Life Sciences NV (2),(3) 260,182
66,874 Atara Biotherapeutics Inc (3) 181,229
1,751 Atrion Corp 1,077,390
39,967 Axogen Inc (3) 360,502
14,924 Axsome Therapeutics Inc (2),(3) 1,067,514
26,248 Azenta Inc (3) 1,141,526
38,992 Beam Therapeutics Inc (3) 1,197,444

Shares Description (1) Value
Health Care (continued)
157,705 Brookdale Senior Living Inc (3) $ 676,554
61,856 CareMax Inc (2),(3) 155,877
59,360 Caribou Biosciences Inc (3) 255,248
46,992 Cassava Sciences Inc (2),(3) 1,091,154
27,302 Castle Biosciences Inc (3) 617,844
38,424 Cerus Corp (3) 88,759
1,571 Chemed Corp 866,014
42,160 Cogent Biosciences Inc (3) 453,642
23,196 Community Health Systems Inc (3) 147,063
11,380 CorVel Corp (3) 2,299,101
44,450 Cross Country Healthcare Inc (3) 977,011
60,480 CryoPort Inc (3) 1,272,499
17,722 Cullinan Oncology Inc (3) 172,435
17,098 Cutera Inc (3) 389,834
58,916 Denali Therapeutics Inc (3) 1,463,473
32,049 DICE Therapeutics Inc (3) 1,041,593
103,414 DocGo Inc (3) 879,019
51,552 Embecta Corp 1,430,568
4,714 Encompass Health Corp 302,403
59,757 Enhabit Inc (3) 732,023
25,807 Ensign Group Inc/The 2,505,602
13,299 Entrada Therapeutics Inc (3) 155,731
72,127 Envista Holdings Corp (3) 2,776,168
76,557 Erasca Inc (3) 211,297
14,305 Establishment Labs Holdings Inc (3) 996,915
39,179 Fulcrum Therapeutics Inc (3) 97,948
5,123 Fulgent Genetics Inc (3) 151,487
3,892 Glaukos Corp (3) 184,909
40,379 Haemonetics Corp (3) 3,380,126
99,918 Halozyme Therapeutics Inc (3) 3,210,365
10,458 IGM Biosciences Inc (2),(3) 113,260
49,105 Immunovant Inc (3) 792,555
18,117 Inari Medical Inc (3) 1,203,331
5,197 Inhibrx Inc (3) 109,137
135,656 Inovio Pharmaceuticals Inc (3) 104,794
20,957 Intellia Therapeutics Inc (3) 791,127
128,946 Iovance Biotherapeutics Inc (3) 727,255
20,528 iRhythm Technologies Inc (3) 2,697,379
23,790 iTeos Therapeutics Inc (3) 326,875
99,236 IVERIC bio Inc (3) 3,263,872
30,757 Karuna Therapeutics Inc (3) 6,103,419
20,482 Keros Therapeutics Inc (3) 908,479
29,822 Kezar Life Sciences Inc (3) 72,468
19,752 Kymera Therapeutics Inc (3) 622,978
36,918 Lantheus Holdings Inc (3) 3,154,643
37,949 Merit Medical Systems Inc (3) 3,084,874
94,413 Mersana Therapeutics Inc (3) 413,529
34,066 Merus NV (3) 653,386
6,472 Mesa Laboratories Inc 1,077,653
27,955 Mirati Therapeutics Inc (3) 1,238,686
2,808 ModivCare Inc (3) 178,589
23,179 Monte Rosa Therapeutics Inc (3) 105,233
26,060 Morphic Holding Inc (3) 1,231,596
18,039 National Research Corp 785,238
102,349 NeoGenomics Inc (3) 1,496,342
33,689 NGM Biopharmaceuticals Inc (3) 151,937
36,490 Nurix Therapeutics Inc (3) 351,399
27,932 Option Care Health Inc (3) 898,014
66,304 Owens & Minor Inc (3) 1,030,364
34,405 Paragon 28 Inc (3) 633,740
32,145 Patterson Cos Inc 871,451
Nuveen ESG Small-Cap ETF (NUSC)
(continued)
Portfolio of Investments
April 30, 2023
(Unaudited)

Shares Description (1) Value
Health Care (continued)
12,029 Pennant Group Inc/The (3) $ 166,842
3,977 Penumbra Inc (3) 1,129,945
73,360 Perrigo Co PLC 2,728,258
22,454 Phathom Pharmaceuticals Inc (2),(3) 240,258
49,330 Pliant Therapeutics Inc (3) 1,393,573
81,348 Point Biopharma Global Inc (3) 629,634
27,583 Progyny Inc (3) 916,859
182,818 Project Roadrunner Parent Inc (3) 2,850,133
39,275 ProKidney Corp (3) 370,756
46,010 Protagonist Therapeutics Inc (3) 1,039,826
28,855 Prothena Corp PLC (3) 1,518,350
36,913 QuidelOrtho Corp (3) 3,320,324
33,906 RAPT Therapeutics Inc (3) 617,089
26,256 Reata Pharmaceuticals Inc, Class A (3) 2,595,668
66,379 Recursion Pharmaceuticals Inc, Class A (3) 316,628
24,418 Repare Therapeutics Inc (3) 218,785
78,445 Revance Therapeutics Inc (3) 2,496,904
50,600 Rhythm Pharmaceuticals Inc (3) 1,020,602
74,313 Sana Biotechnology Inc (2),(3) 393,116
15,718 Shockwave Medical Inc (3) 4,560,735
20,344 SI-BONE Inc (3) 449,602
15,237 Sight Sciences Inc (3) 147,342
2,399 STAAR Surgical Co (3) 169,058
5,117 Surgery Partners Inc (3) 202,940
62,887 Tango Therapeutics Inc (3) 213,816
120,051 Teladoc Health Inc (3) 3,184,953
19,503 Treace Medical Concepts Inc (3) 477,629
8,875 UFP Technologies Inc (3) 1,223,330
17,531 Ultragenyx Pharmaceutical Inc (3) 765,579
52,684 uniQure NV (3) 1,022,596
30,217 Varex Imaging Corp (3) 536,050
57,283 Vaxcyte Inc (3) 2,453,431
21,271 Ventyx Biosciences Inc (3) 799,790
41,357 Verve Therapeutics Inc (3) 658,817
13,260 Viking Therapeutics Inc (3) 282,571
37,757 Viridian Therapeutics Inc (3) 1,058,329
31,948 Xencor Inc (3) 844,705
54,594 Xenon Pharmaceuticals Inc (3) 2,199,046
Total Health Care 125,216,935
Industrials - 19.7%
33,661 AAON Inc 3,298,778
117,391 ACCO Brands Corp 537,651
18,452 Acuity Brands Inc 2,903,976
32,504 Advanced Drainage Systems Inc 2,786,243
13,295 AGCO Corp 1,647,782
26,964 Allison Transmission Holdings Inc 1,315,574
4,924 ArcBest Corp 464,826
1,573 Armstrong World Industries Inc 108,002
12,388 ASGN Inc (3) 886,857
15,243 Atkore Inc (3) 1,925,648
111,621 AZEK Co Inc/The (3) 3,029,394
28,717 AZZ Inc 1,083,492
64,005 Beacon Roofing Supply Inc (3) 3,851,821
11,371 BlueLinx Holdings Inc (3) 796,652
49,166 Boise Cascade Co 3,358,529
37,277 Chart Industries Inc (3) 4,961,569
8,168 Comfort Systems USA Inc 1,221,034
54,125 Concentrix Corp 5,223,604
37,063 CSG Systems International Inc 1,952,479
17,123 Curtiss-Wright Corp 2,907,999

Shares Description (1) Value
Industrials (continued)
4,702 Donaldson Co Inc $ 298,812
27,430 Dycom Industries Inc (3) 2,540,566
47,631 EMCOR Group Inc 8,144,901
17,482 Energy Recovery Inc (3) 393,869
143,705 Evoqua Water Technologies Corp (3) 7,106,212
41,389 ExlService Holdings Inc (3) 7,382,970
66,789 First Advantage Corp (3) 858,907
5,618 Flowserve Corp 187,585
128,858 FREYR Battery SA (2),(3) 911,026
42,266 FTI Consulting Inc (3) 7,629,013
36,577 GATX Corp 4,166,486
46,502 GMS Inc (3) 2,699,906
17,248 Great Lakes Dredge & Dock Corp (3) 98,831
62,526 GXO Logistics Inc (3) 3,322,006
82,585 Healthcare Services Group Inc 1,289,152
24,053 Heidrick & Struggles International Inc 603,971
9,470 Herc Holdings Inc 947,189
5,212 Hexcel Corp 375,681
43,097 Hillenbrand Inc 1,966,085
31,203 HireRight Holdings Corp (3) 330,752
49,642 HNI Corp 1,289,699
142,287 Hyliion Holdings Corp (2),(3) 194,933
6,431 ICF International Inc 733,134
17,156 John Bean Technologies Corp 1,865,029
103,388 KAR Auction Services Inc (3) 1,399,874
38,713 Kelly Services Inc, Class A 635,280
50,633 Korn Ferry 2,431,397
5,727 Landstar System Inc 1,008,124
65,612 Leonardo DRS Inc (3) 987,461
34,612 Liquidity Services Inc (3) 452,379
28,765 Luxfer Holdings PLC 438,666
54,280 ManpowerGroup Inc 4,109,539
29,789 MasTec Inc (3) 2,645,561
34,101 Matthews International Corp, Class A 1,291,405
71,782 MAXAR TECHNOLOGIES INC 3,784,347
30,421 McGrath RentCorp 2,703,818
49,908 Mercury Systems Inc (3) 2,379,114
93,762 MillerKnoll Inc 1,594,892
29,918 Montrose Environmental Group Inc (3) 911,302
19,194 Moog Inc, Class A 1,729,571
103,793 MRC Global Inc (3) 1,010,944
179,457 Mueller Water Products Inc, Class A 2,404,724
19,315 MYR Group Inc (3) 2,472,127
204,466 Pitney Bowes Inc 717,676
63,940 Primoris Services Corp 1,617,682
33,007 Proto Labs Inc (3) 949,611
13,887 Regal Rexnord Corp 1,807,532
87,656 Resideo Technologies Inc (3) 1,560,277
5,721 Rush Enterprises Inc 335,136
17,429 RXO Inc (3) 315,291
51,610 Ryder System Inc 4,085,448
9,305 Saia Inc (3) 2,770,750
46,197 SiteOne Landscape Supply Inc (3) 6,825,145
75,827 Stem Inc (2),(3) 320,748
103,018 Sterling Check Corp (3) 1,157,922
108,525 SunPower Corp (2),(3) 1,434,701
173,805 Sunrun Inc (3) 3,656,857
18,268 Titan Machinery Inc (3) 572,702
45,652 TriNet Group Inc (3) 4,235,593
72,450 Triton International Ltd 5,989,441
38,453 TrueBlue Inc (3) 582,563
Nuveen ESG Small-Cap ETF (NUSC)
(continued)
Portfolio of Investments
April 30, 2023
(Unaudited)

Shares Description (1) Value
Industrials (continued)
23,338 TTEC Holdings Inc $ 795,126
171,777 TuSimple Holdings Inc, Class A (3) 207,850
145,760 Upwork Inc (3) 1,394,923
14,790 V2X Inc (3) 638,928
67,804 Velo3D Inc (2),(3) 158,661
15,987 Veritiv Corp 1,836,427
11,349 VSE Corp 479,949
12,908 WESCO International Inc 1,858,752
209,440 WillScot Mobile Mini Holdings Corp (3) 9,508,576
Total Industrials 189,803,417
Information Technology - 12.6%
77,264 A10 Networks Inc 1,092,513
132,327 ACI Worldwide Inc (3) 3,351,843
131,516 Adeia Inc 1,004,782
63,643 Altair Engineering Inc, Class A (3) 4,394,549
19,343 Asana Inc (3) 312,970
43,815 Avid Technology Inc (3) 1,292,981
29,623 Badger Meter Inc 3,920,012
17,461 Blackbaud Inc (3) 1,211,008
38,909 Box Inc, Class A (3) 1,029,532
68,975 Calix Inc (3) 3,152,157
13,863 Cerence Inc (3) 354,200
4,027 Ciena Corp (3) 185,403
69,042 Cirrus Logic Inc (3) 5,923,113
57,173 CommScope Holding Co Inc (3) 281,863
8,893 CommVault Systems Inc (3) 518,195
37,776 CTS Corp 1,481,197
66,386 Dolby Laboratories Inc, Class A 5,555,844
50,948 DoubleVerify Holdings Inc (3) 1,498,890
286,194 DXC Technology Co (3) 6,825,727
226,028 E2open Parent Holdings Inc (3) 1,421,716
58,324 Envestnet Inc (3) 3,696,575
3,461 Five9 Inc (3) 224,411
192,035 Flex Ltd (3) 3,950,160
37,035 Gitlab Inc, Class A (3) 1,124,383
129,994 Harmonic Inc (3) 1,831,615
13,787 Ichor Holdings Ltd (3) 383,968
69,900 Infinera Corp (3) 442,467
43,065 Informatica Inc, Class A (3) 665,785
41,038 Insight Enterprises Inc (3) 4,963,546
15,894 Intapp Inc (3) 640,846
37,058 InterDigital Inc 2,510,309
54,416 Itron Inc (3) 2,905,814
20,922 Kimball Electronics Inc (3) 421,160
58,919 Kulicke & Soffa Industries Inc 2,808,079
43,868 LivePerson Inc (3) 203,109
46,745 Matterport Inc (3) 108,916
42,129 Methode Electronics Inc 1,726,868
198,434 MicroVision Inc (2),(3) 396,868
161,793 Mirion Technologies Inc (3) 1,310,523
37,148 Model N Inc (3) 1,144,158
56,185 N-able Inc (3) 716,359
99,991 National Instruments Corp 5,822,476
171,848 NCR Corp (3) 3,830,492
44,681 Novanta Inc (3) 6,829,044
144,092 Nutanix Inc, Class A (3) 3,455,326
36,176 Olo Inc, Class A (3) 247,806
23,109 Onto Innovation Inc (3) 1,871,367
10,146 OSI Systems Inc (3) 1,146,092
33,501 PAR Technology Corp (2),(3) 1,024,796

Shares Description (1) Value
Information Technology (continued)
36,152 PDF Solutions Inc (3) $ 1,303,280
7,132 Plexus Corp (3) 623,836
9,208 Progress Software Corp 505,335
25,319 PROS Holdings Inc (3) 718,300
50,907 Rackspace Technology Inc (2),(3) 74,324
90,868 Ribbon Communications Inc (3) 232,622
13,970 Rogers Corp (3) 2,248,471
38,420 Samsara Inc, Class A (3) 693,481
11,117 SoundThinking Inc (3) 330,731
16,173 Sprout Social Inc, Class A (3) 796,682
17,708 SPS Commerce Inc (3) 2,608,388
18,077 Teradata Corp (3) 699,761
82,755 Unisys Corp (3) 265,644
56,209 Universal Display Corp 7,501,653
54,577 Veeco Instruments Inc (3) 1,005,308
4,816 Vishay Precision Group Inc (3) 180,793
2,093 Workiva Inc (3) 195,528
51,376 Xperi Inc (3) 487,558
Total Information Technology 121,683,508
Materials - 5.5%
126,212 Arconic Corp (3) 3,123,747
102,186 ATI Inc (3) 3,946,423
110,056 Avient Corp 4,238,257
170,436 Axalta Coating Systems Ltd (3) 5,380,664
6,027 Balchem Corp 791,948
54,199 Commercial Metals Co 2,530,551
28,552 Compass Minerals International Inc 934,507
100,103 Diversey Holdings Ltd (3) 813,837
24,620 Graphic Packaging Holding Co 607,129
6,959 Greif Inc, Class B 547,952
23,228 Hawkins Inc 937,017
38,880 HB Fuller Co 2,572,690
28,716 Innospec Inc 2,918,407
24,428 Koppers Holdings Inc 801,483
89,361 Louisiana-Pacific Corp 5,338,426
25,633 Materion Corp 2,776,310
8,545 Myers Industries Inc 161,928
29,835 Ranpak Holdings Corp (3) 121,727
13,059 Royal Gold Inc 1,729,534
7,479 Ryerson Holding Corp 282,482
39,513 Sensient Technologies Corp 2,942,138
50,946 TriMas Corp 1,294,538
34,110 Trinseo PLC 618,073
218,083 Valvoline Inc 7,534,768
Total Materials 52,944,536
Real Estate - 7.5%
77,950 Alexander & Baldwin Inc 1,498,978
137,566 Anywhere Real Estate Inc (3) 876,295
43,339 Brixmor Property Group Inc 924,421
9,302 Centerspace 524,447
48,441 City Office REIT Inc 281,927
107,670 Cousins Properties Inc 2,348,283
119,234 CubeSmart 5,423,955
27,502 Cushman & Wakefield PLC (3) 270,895
62,250 DiamondRock Hospitality Co 504,847
83,429 Douglas Emmett Inc 1,074,565
104,090 Easterly Government Properties Inc 1,464,546
102,267 Elme Communities 1,762,060
166,286 Empire State Realty Trust Inc, Class A 1,016,007
Nuveen ESG Small-Cap ETF (NUSC)
(continued)
Portfolio of Investments
April 30, 2023
(Unaudited)

Shares Description (1) Value
Real Estate (continued)
136,770 Equity Commonwealth $ 2,833,874
11,345 Essential Properties Realty Trust Inc 280,789
24,120 Federal Realty Investment Trust 2,385,227
37,755 First Industrial Realty Trust Inc 1,981,005
1,827 Howard Hughes Corp/The (3) 141,355
26,133 Hudson Pacific Properties Inc 145,299
5,166 Indus Realty Trust Inc 343,901
122,138 JBG SMITH Properties 1,742,909
9,065 Jones Lang LaSalle Inc (3) 1,260,398
153,667 Kennedy-Wilson Holdings Inc 2,578,532
125,832 Kilroy Realty Corp 3,679,328
47,344 Life Storage Inc 6,362,087
208,499 Macerich Co/The 2,082,905
30,958 Marcus & Millichap Inc 974,248
155,677 Omega Healthcare Investors Inc 4,165,917
150,067 Outfront Media Inc 2,500,116
237,907 Park Hotels & Resorts Inc 2,866,779
12,469 Piedmont Office Realty Trust Inc, Class A 81,173
100,963 PotlatchDeltic Corp 4,667,519
19,429 RMR Group Inc/The, Class A 461,439
37,601 Ryman Hospitality Properties Inc 3,371,306
30,994 Safehold Inc 859,154
60,077 SL Green Realty Corp 1,422,023
40,010 St Joe Co/The 1,644,411
35,689 Summit Hotel Properties Inc 229,837
263,156 Sunstone Hotel Investors Inc 2,507,877
26,499 Tejon Ranch Co (3) 457,903
295,942 Uniti Group Inc 1,012,122
140,745 Xenia Hotels & Resorts Inc 1,781,832
Total Real Estate 72,792,491
Utilities - 2.2%
30,561 American States Water Co 2,712,289
102,398 Clearway Energy Inc, Class C 3,109,827
43,129 Clearway Energy Inc, Class A 1,249,878
120,092 New Jersey Resources Corp 6,201,551
16,745 ONE Gas Inc 1,288,528
45,485 Ormat Technologies Inc 3,903,068
130,041 Sunnova Energy International Inc (2),(3) 2,335,536
Total Utilities 20,800,677
Total Common Stocks (cost $1,038,952,162) 961,515,254
Shares Description (1) Value
X 81,959 COMMON STOCK RIGHTS - 0.0%
X 81,959
Health Care - 0.0%
18,959 Achillion Pharmaceuticals Inc (4) $ 8,721
23,934 CinCor Pharma Inc (3),(4) 73,238
Total Health Care 81,959
Total Common Stock Rights (cost $0) 81,959
Total Long-Term Investments (cost $1,038,952,162) 961,597,213

Shares Description (1) Coupon Value
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING -   1.0%
X 9,382,515 MONEY MARKET FUNDS - 1.0%
X 9,382,515
9,382,515 State Street Navigator Securities Lending Government
Money Market Portfolio (5)
4.840%(6) $ 9,382,515
Total Money Market Funds (cost $9,382,515) $ 9,382,515
Total Investments Purchased with Collateral from Securities Lending (cost $9,382,515) 9,382,515
Total Investments (cost $ 1,048,334,677 ) - 100 .7% 970,979,728
Other Assets & Liabilities, Net - (0.7)% (6,937,904)
Net Assets - 100% $ 964,041,824
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $9,073,031.
(3) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(4) For fair value measurement disclosure purposes, investment classified as Level 3.
(5) The Fund may loan securities representing up to one third of the market value of its total assets (which includes collateral for securities on loan)
to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a market value, at the inception of each loan, equal to not less than 100% of the market value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.
(6) The rate shown is the one-day yield as of the end of the reporting period.
REIT Real Estate Investment Trust
See Notes to Financial Statements
Statement of Assets and Liabilities
See Notes to Financial Statements.

April 30, 2023 (Unaudited) NUDV NUEM NUDM NULC NULG
ASSETS
Long-term investments, at value
†‡
$ 9,500,553 $ 222,713,426 $ 350,187,391 $ 23,886,589 $ 953,129,645
Investments purchased with collateral from securities lending, at value
(cost approximates value) — 30,794 — — 3,386,489
Cash 5,994 358,738 770,447 33,799 878,275
Cash denominated in foreign currencies
^
— 27,438 126,687 — —
Receivables:
Dividends 17,067 265,598 1,506,681 27,484 339,395
Interest — 19 — — —
Investments sold — — — 904 —
Reclaims 288 1,535 518,625 769 16,317
Securities lending income — 52 — — 656
Shares sold — — — — 5,485,160
Other assets 69 1,594 1,280 220 11,851
Total assets 9,523,971 223,399,194 353,111,111 23,949,765 963,247,788
LIABILITIES
Payables:
Capital gains tax — 108,897 — — —
Collateral from securities lending — 30,794 — — 3,386,489
Investments purchased - regular settlement — — 41,365 — 5,481,246
Accrued expenses:
Management fees 2,260 60,725 80,216 3,656 180,033
Professional fees 94 2,116 3,066 239 8,334
Trustees fees 95 1,827 2,712 191 7,577
Other 68 1,397 2,365 221 11,851
Total liabilities 2,517 205,756 129,724 4,307 9,075,530
Net assets $ 9,521,454 $ 223,193,438 $ 352,981,387 $ 23,945,458 $ 954,172,258
Shares outstanding 400,000 8,500,000 12,200,000 700,000 17,200,000
Net asset value ("NAV") per share $ 23 .80 $ 26 .26 $ 28 .93 $ 34 .21 $ 55 .48
NET ASSETS CONSIST OF:
Paid-in capital 9,643,305 253,160,756 338,290,943 21,383,864 942,986,298
Total distributable earnings (loss) (121,851) (29,967,318) 14,690,444 2,561,594 11,185,960
Net assets $ 9,521,454 $ 223,193,438 $ 352,981,387 $ 23,945,458 $ 954,172,258
Authorized shares Unlimited Unlimited Unlimited Unlimited Unlimited
Par value per share $ 0 .01 $ 0 .01 $ 0 .01 $ 0 .01 $ 0 .01
†
Long-term investments, cost $ 10,048,296 $ 222,457,558 $ 317,130,902 $ 22,280,266 $ 920,509,036
‡   Includes securities loaned of $ — $ 28,617 $ — $ — $ 3,323,922
^  Cash denominated in foreign currencies, cost $ — $ 27,454 $ 126,661 $ — $ —
Statement of Assets and Liabilities
(continued)
See Notes to Financial Statements.

April 30, 2023 (Unaudited) NULV NUMG NUMV NUSC
ASSETS
Long-term investments, at value
†‡
$ 1,531,089,711 $ 328,300,925 $ 316,465,670 $ 961,597,213
Investments purchased with collateral from securities lending, at value (cost approximates value) 1,779,861 5,085,662 1,524,206 9,382,515
Cash 2,115,328 369,141 320,544 2,328,712
Receivables:
Dividends 2,794,155 68,019 355,154 291,638
Investments sold — — 67,340 5,182,498
Reclaims 25,519 — — 1,170
Securities lending income 793 — — 84,786
Other assets 19,549 5,196 4,338 14,697
Total assets 1,537,824,916 333,828,943 318,737,252 978,883,229
LIABILITIES
Payables:
Collateral from securities lending 1,779,861 5,085,662 1,524,206 9,382,515
Investments purchased - regular settlement 2,009,851 — — 1,632
Shares redeemed — — — 5,207,220
Accrued expenses:
Management fees 294,270 77,884 72,967 218,615
Professional fees 15,438 3,446 3,316 9,491
Trustees fees 12,873 2,830 2,650 7,938
Other 19,548 4,469 3,151 13,994
Total liabilities 4,131,841 5,174,291 1,606,290 14,841,405
Net assets $ 1,533,693,075 $ 328,654,652 $ 317,130,962 $ 964,041,824
Shares outstanding 44,700,000 9,000,000 11,000,000 27,500,000
Net asset value ("NAV") per share $ 34 .31 $ 36 .52 $ 28 .83 $ 35 .06
NET ASSETS CONSIST OF:
Paid-in capital 1,574,813,936 387,791,983 341,641,355 1,044,482,349
Total distributable earnings (loss) (41,120,861) (59,137,331) (24,510,393) (80,440,525)
Net assets $ 1,533,693,075 $ 328,654,652 $ 317,130,962 $ 964,041,824
Authorized shares Unlimited Unlimited Unlimited Unlimited
Par value per share $ 0 .01 $ 0 .01 $ 0 .01 $ 0 .01
†
Long-term investments, cost $ 1,578,692,981 $ 343,512,113 $ 318,918,193 $ 1,038,952,162
‡   Includes securities loaned of $ 1,750,599 $ 4,992,264 $ 1,493,958 $ 9,073,031
Statement of Operations
See Notes to Financial Statements.

Six Months Ended April 30, 2023
(Unaudited) NUDV NUEM NUDM NULC NULG
INVESTMENT INCOME
Dividends $ 147,331 $ 2,675,646 $ 5,164,700 $ 215,589 $ 3,053,694
Interest 467 4,887 8,797 663 22,663
Securities lending income, net — 60 — 19 4,154
Foreign tax withheld on dividend income (401) (338,827) (484,450) (137) —
Total investment income 147,397 2,341,766 4,689,047 216,134 3,080,511
EXPENSES
Management fees 12,743 374,761 477,909 24,541 1,075,902
Professional fees 149 3,443 4,952 420 14,187
Trustees fees 204 4,025 5,921 439 16,224
Other — 1,775 — — —
Total expenses 13,096 384,004 488,782 25,400 1,106,313
Net investment income (loss) 134,301 1,957,762 4,200,265 190,734 1,974,198
REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss):
Investments and foreign currency* 64,206 (9,879,563) (6,270,108) (636,939) (28,068,592)
In-kind redemptions 362,249 — — 1,534,792 31,225,255
Net realized gain (loss) 426,455 (9,879,563) (6,270,108) 897,853 3,156,663
Change in unrealized appreciation (depreciation) on:
Investments and foreign currency** (256,907) 39,296,347 71,523,500 621,064 101,543,283
Change in net unrealized appreciation (depreciation) (256,907) 39,296,347 71,523,500 621,064 101,543,283
Net realized and unrealized gain (loss) 169,548 29,416,784 65,253,392 1,518,917 104,699,946
Net increase (decrease) in net assets from
operations $ 303,849 $ 31,374,546 $ 69,453,657 $ 1,709,651 $ 106,674,144
*
Net of foreign capital gains tax $ — $ — $ — $ — $ —
**
Net of change in foreign capital gains tax $ — $ 309,762 $ — $ — $ —
Statement of Operations
(continued)
See Notes to Financial Statements.

Six Months Ended April 30, 2023 (Unaudited) NULV NUMG NUMV NUSC
INVESTMENT INCOME
Dividends $ 21,575,151 $ 875,505 $ 3,986,984 $ 5,775,426
Interest 38,225 10,949 7,160 31,157
Securities lending income, net 3,865 62,486 1,998 406,689
Foreign tax withheld on dividend income (37,806) — — (1,491)
Total investment income 21,579,435 948,940 3,996,142 6,211,781
EXPENSES
Management fees 1,965,256 513,437 494,013 1,418,821
Professional fees 26,700 6,052 5,637 16,557
Trustees fees 29,996 6,350 6,014 17,878
Total expenses 2,021,952 525,839 505,664 1,453,256
Net investment income (loss) 19,557,483 423,101 3,490,478 4,758,525
REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss):
Investments (38,310,643) (20,099,012) (24,645,474) (68,016,272)
In-kind redemptions 82,293,037 4,743,126 1,761,580 84,436,575
Net realized gain (loss) 43,982,394 (15,355,886) (22,883,894) 16,420,303
Change in unrealized appreciation (depreciation) on:
Investments (26,438,661) 36,705,916 12,490,931 (19,734,224)
Change in net unrealized appreciation (depreciation) (26,438,661) 36,705,916 12,490,931 (19,734,224)
Net realized and unrealized gain (loss) 17,543,733 21,350,030 (10,392,963) (3,313,921)
Net increase (decrease) in net assets from operations $ 37,101,216 $ 21,773,131 $ (6,902,485) $ 1,444,604
*
Net of foreign capital gains tax $ — $ — $ — $ —
Statement of Changes in Net Assets
See Notes to Financial Statements.

NUDV NUEM
Unaudited
Six Months
Ended
4/30/23
Year Ended
10/31/22
Unaudited
Six Months
Ended
4/30/23
Year Ended
10/31/22
OPERATIONS
Net investment income (loss) $ 134,301 $ 156,574 $ 1,957,762 $ 3,870,048
Net realized gain (loss) 426,455 37,968 (9,879,563) (15,593,661)
Change in net unrealized appreciation (depreciation) (256,907) (418,823) 39,296,347 (51,263,329)
Net increase (decrease) in net assets from operations 303,849 (224,281) 31,374,546 (62,986,942)
DISTRIBUTIONS TO SHAREHOLDERS
Dividends (187,325) (151,160) (3,969,620) (3,002,760)
Decrease in net assets from distributions to shareholders (187,325) (151,160) (3,969,620) (3,002,760)
FUND SHARE TRANSACTIONS
Proceeds from sale of shares 4,771,105 3,470,370 18,174,781 120,707,881
Cost of shares redeemed (3,598,170) – – –
Net increase (decrease) in net assets from Fund share transactions 1,172,935 3,470,370 18,174,781 120,707,881
Net increase (decrease) in net assets 1,289,459 3,094,929 45,579,707 54,718,179
Net assets at the beginning of period 8,231,995 5,137,066 177,613,731 122,895,552
Net assets at the end of period $ 9,521,454 $ 8,231,995 $ 223,193,438 $ 177,613,731
See Notes to Financial Statements.

NUDM NULC
Unaudited
Six Months
Ended
4/30/23
Year Ended
10/31/22
Unaudited
Six Months
Ended
4/30/23
Year Ended
10/31/22
OPERATIONS
Net investment income (loss) $ 4,200,265 $ 6,333,100 $ 190,734 $ 375,641
Net realized gain (loss) (6,270,108) (13,243,494) 897,853 229,868
Change in net unrealized appreciation (depreciation) 71,523,500 (52,796,445) 621,064 (6,605,084)
Net increase (decrease) in net assets from operations 69,453,657 (59,706,839) 1,709,651 (5,999,575)
DISTRIBUTIONS TO SHAREHOLDERS
Dividends (5,913,680) (7,207,380) (648,635) (1,900,650)
Decrease in net assets from distributions to shareholders (5,913,680) (7,207,380) (648,635) (1,900,650)
FUND SHARE TRANSACTIONS
Proceeds from sale of shares 21,685,485 173,167,233 4,918,970 2,154,555
Cost of shares redeemed – – (6,623,785) –
Net increase (decrease) in net assets from Fund share transactions 21,685,485 173,167,233 (1,704,815) 2,154,555
Net increase (decrease) in net assets 85,225,462 106,253,014 (643,799) (5,745,670)
Net assets at the beginning of period 267,755,925 161,502,911 24,589,257 30,334,927
Net assets at the end of period $ 352,981,387 $ 267,755,925 $ 23,945,458 $ 24,589,257
See Notes to Financial Statements.

NULG NULV
Unaudited
Six Months
Ended
4/30/23
Year Ended
10/31/22
Unaudited
Six Months
Ended
4/30/23
Year Ended
10/31/22
OPERATIONS
Net investment income (loss) $ 1,974,198 $ 3,669,183 $ 19,557,483 $ 29,800,109
Net realized gain (loss) 3,156,663 (8,499,258) 43,982,394 21,678,649
Change in net unrealized appreciation (depreciation) 101,543,283 (275,556,909) (26,438,661) (182,958,927)
Net increase (decrease) in net assets from operations 106,674,144 (280,386,984) 37,101,216 (131,480,169)
DISTRIBUTIONS TO SHAREHOLDERS
Dividends (3,194,800) (47,021,850) (32,805,740) (56,331,080)
Decrease in net assets from distributions to shareholders (3,194,800) (47,021,850) (32,805,740) (56,331,080)
FUND SHARE TRANSACTIONS
Proceeds from sale of shares 211,428,865 236,696,565 429,845,425 970,444,575
Cost of shares redeemed (154,489,905) (58,409,625) (431,761,475) (427,932,540)
Net increase (decrease) in net assets from Fund share transactions 56,938,960 178,286,940 (1,916,050) 542,512,035
Net increase (decrease) in net assets 160,418,304 (149,121,894) 2,379,426 354,700,786
Net assets at the beginning of period 793,753,954 942,875,848 1,531,313,649 1,176,612,863
Net assets at the end of period $ 954,172,258 $ 793,753,954 $ 1,533,693,075 $ 1,531,313,649
See Notes to Financial Statements.

NUMG NUMV
Unaudited
Six Months
Ended
4/30/23
Year Ended
10/31/22
Unaudited
Six Months
Ended
4/30/23
Year Ended
10/31/22
OPERATIONS
Net investment income (loss) $ 423,101 $ 462,327 $ 3,490,478 $ 6,193,280
Net realized gain (loss) (15,355,886) (23,721,600) (22,883,894) 14,382,388
Change in net unrealized appreciation (depreciation) 36,705,916 (120,677,264) 12,490,931 (67,182,054)
Net increase (decrease) in net assets from operations 21,773,131 (143,936,537) (6,902,485) (46,606,386)
DISTRIBUTIONS TO SHAREHOLDERS
Dividends (626,285) (46,745,770) (18,324,390) (18,456,730)
Decrease in net assets from distributions to shareholders (626,285) (46,745,770) (18,324,390) (18,456,730)
FUND SHARE TRANSACTIONS
Proceeds from sale of shares 26,211,385 144,225,4 25 41,822,815 112,559,015
Cost of shares redeemed (31,646,985) (41,476,430) (10,129,105) (13,583,080)
Net increase (decrease) in net assets from Fund share transactions (5,435,600) 102,748,995 31,693,710 98,975,935
Net increase (decrease) in net assets 15,711,246 (87,933,312) 6,466,835 33,912,819
Net assets at the beginning of period 312,943,406 400,876,718 310,664,127 276,751,308
Net assets at the end of period $ 328,654,652 $ 312,943,406 $ 317,130,962 $ 310,664,127
See Notes to Financial Statements.

NUSC
Unaudited
Six Months
Ended
4/30/23
Year Ended
10/31/22
OPERATIONS
Net investment income (loss) $ 4,758,525 $ 10,086,932
Net realized gain (loss) 16,420,303 18,267,752
Change in net unrealized appreciation (depreciation) (19,734,224) (224,243,139)
Net increase (decrease) in net assets from operations 1,444,604 (195,888,455)
DISTRIBUTIONS TO SHAREHOLDERS
Dividends (10,372,580) (77,261,695)
Decrease in net assets from distributions to shareholders (10,372,580) (77,261,695)
FUND SHARE TRANSACTIONS
Proceeds from sale of shares 317,323,420 250,807,675
Cost of shares redeemed (254,181,305) (174,195,465)
Net increase (decrease) in net assets from Fund share transactions 63,142,115 76,612,210
Net increase (decrease) in net assets 54,214,139 (196,537,940)
Net assets at the beginning of period 909,827,685 1,106,365,625
Net assets at the end of period $ 964,041,824 $ 909,827,685
Financial Highlights

The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)(a)
Net Realized
/Unrealized
Gain (Loss) Total
From
Net
Investment
Income
From
Net Realized
Gains Total
Net Asset
Value,
End of
Period
Ending
Market
Price
NUDV
4/30/23(d)
$ 23.52 $ 0.32 $ 0.38 $ 0.70 $ (0.28) $ (0.14) $ (0.42) $ 23.80 $ 23.78
10/31/22
25.69 0.62 (2.21) (1.59) (0.58) — (0.58) 23.52 23.52
10/31/21(f)
25.00 0.05 0.64 0.69 — — — 25.69 25.71
NUEM
4/30/23(d)
22.77 0.24 3.73 3.97 (0.48) — (0.48) 26.26 26.48
10/31/22
34.14 0.69 (11.27) (10.58) (0.38) (0.41) (0.79) 22.77 22.71
10/31/21
29.18 0.52 4.86 5.38 (0.42) — (0.42) 34.14 34.15
10/31/20
25.57 0.40 3.75 4.15 (0.54) — (0.54) 29.18 29.37
10/31/19
23.78 0.58 1.70 2.28 (0.49) — (0.49) 25.57 25.71
10/31/18
27.69 0.59 (4.31) (3.72) (0.18) (0.01) (0.19) 23.78 23.92
NUDM
4/30/23(d)
23.49 0.35 5.60 5.95 (0.51) — (0.51) 28.93 28.94
10/31/22
32.30 0.78 (8.26) (7.48) (0.88) (0.45) (1.33) 23.49 23.51
10/31/21
24.33 0.98 7.42 8.40 (0.43) — (0.43) 32.30 32.53
10/31/20
26.74 0.54 (2.03) (1.49) (0.92) — (0.92) 24.33 24.50
10/31/19
24.10 0.75 2.44 3.19 (0.55) — (0.55) 26.74 26.86
10/31/18
26.39 0.71 (2.87) (2.16) (0.12) (0.01) (0.13) 24.10 24.12
NULC
4/30/23(d)
32.79 0.26 1.92 2.18 (0.44) (0.32) (0.76) 34.21 34.17
10/31/22
43.34 0.51 (8.52) (8.01) (0.43) (2.11) (2.54) 32.79 32.82
10/31/21
31.05 0.46 13.25 13.71 (0.48) (0.94) (1.42) 43.34 43.39
10/31/20
28.01 0.53 2.74 3.27 (0.21) (0.02) (0.23) 31.05 30.95
10/31/19(g)
24.96 0.19 2.86 3.05 — — — 28.01 27.99
NULG
4/30/23(d)
49.30 0.12 6.26 6.38 (0.20) — (0.20) 55.48 55.51
10/31/22
71.98 0.25 (19.45) (19.20) (0.14) (3.34) (3.48) 49.30 49.30
10/31/21
49.60 0.07 23.82 23.89 (0.11) (1.40) (1.51) 71.98 72.01
10/31/20
38.97 0.18 10.91 11.09 (0.20) (0.26) (0.46) 49.60 49.54
10/31/19
33.84 0.29 5.96 6.25 (0.24) (0.88) (1.12) 38.97 39.00
10/31/18
30.47 0.25 3.31 3.56 (0.09) (0.10) (0.19) 33.84 33.87
(a)
Based on average shares outstanding.
(b)
Percentage is not annualized.
(c)
Does not include in-kind transactions.
(d)
Unaudited
(e)
Annualized.
(f)
For the period September 27, 2021 (commencement of operations) through October 31, 2021.
(g)
For the period June 3, 2019 (commencement of operations) through October 31, 2019.
See accompanying notes to financial statements.

Ratios and Supplemental Data
Total Return Ratios to Average Net Assets
Based
on
Net Asset
Value(b)
Based
on
Market
Price(b)
Net Assets,
End of Period
(000) Expenses
Net Investment
Income (Loss)
Portfolio
Turnover
Rate(c)
2 .99% 2 .89% $ 9,521 0 .26% (e) 2 .63% (e) 29%
( 6 .22 ) ( 6 .31 ) 8,232 0 .26 2 .52 76
2 .74 2 .85 5,137 0 .25 (e) 2 .04 (e) 0
17 .50 18 .87 223,193 0 .36 (e) 1 .83 (e) 37
( 31 .62 ) ( 31 .88 ) 177,614 0 .36 2 .45 63
18 .45 17 .77 122,896 0 .44 1 .49 61
16 .41 16 .47 46,695 0 .45 1 .56 81
9 .68 9 .70 56,255 0 .45 2 .30 53
( 13 .55 ) ( 14 .18 ) 35,676 0 .45 2 .12 65
25 .60 25 .50 352,981 0 .31 (e) 2 .64 (e) 36
( 24 .17 ) ( 24 .57 ) 267,756 0 .31 2 .93 62
34 .83 34 .73 161,503 0 .39 3 .16 64
( 5 .91 ) ( 5 .67 ) 53,520 0 .40 2 .17 66
13 .71 14 .10 66,853 0 .40 3 .03 57
( 8 .25 ) ( 8 .79 ) 43,384 0 .40 2 .71 56
6 .77 6 .54 23,945 0 .21 (e) 1 .55 (e) 40
( 19 .57 ) ( 19 .59 ) 24,589 0 .21 1 .39 57
45 .28 45 .91 30,335 0 .20 1 .20 49
11 .71 11 .43 17,079 0 .20 1 .81 61
12 .22 12 .14 8,403 0 .20 (e) 1 .75 (e) 9
12 .96 13 .04 954,172 0 .26 (e) 0 .46 (e) 38
( 27 .90 ) ( 27 .94 ) 793,754 0 .26 0 .44 80
49 .04 49 .29 942,876 0 .34 0 .11 66
28 .66 28 .42 344,703 0 .35 0 .39 86
19 .57 19 .53 83,789 0 .35 0 .82 61
11 .70 11 .61 59,212 0 .35 0 .73 65

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)(a)
Net Realized
/Unrealized
Gain (Loss) Total
From
Net
Investment
Income
From
Net Realized
Gains Total
Net Asset
Value,
End of
Period
Ending
Market
Price
NULV
4/30/23(d)
$ 34.26 $ 0.43 $ 0.35 $ 0.78 $ (0.73) $ — $ (0.73) $ 34.31 $ 34.33
10/31/22
39.42 0.77 (4.17) (3.40) (0.63) (1.13) (1.76) 34.26 34.30
10/31/21
28.62 0.77 10.50 11.27 (0.47) — (0.47) 39.42 39.44
10/31/20
31.52 0.77 (3.19) (2.42) (0.48) — (0.48) 28.62 28.65
10/31/19
28.75 0.74 3.00 3.74 (0.57) (0.40) (0.97) 31.52 31.52
10/31/18
27.83 0.71 0.56 1.27 (0.27) (0.08) (0.35) 28.75 28.80
NUMG
4/30/23(d)
34.39 0.05 2.14 2.19 (0.06) — (0.06) 36.52 36.49
10/31/22
57.68 0.05 (17.07) (17.02) (0.01) (6.26) (6.27) 34.39 34.42
10/31/21
42.94 (0.03) 16.66 16.63 (0.02) (1.87) (1.89) 57.68 57.71
10/31/20
33.26 0.03 9.75 9.78 (0.10) — (0.10) 42.94 42.83
10/31/19
29.93 0.06 4.62 4.68 (0.06) (1.29) (1.35) 33.26 33.32
10/31/18
28.44 0.07 1.58 1.65 (0.04) (0.12) (0.16) 29.93 30.12
NUMV
4/30/23(d)
31.07 0.32 (0.84) (0.52) (0.64) (1.08) (1.72) 28.83 28.82
10/31/22
38.44 0.68 (5.61) (4.93) (0.48) (1.96) (2.44) 31.07 31.10
10/31/21
25.64 0.54 12.68 13.22 (0.42) — (0.42) 38.44 38.50
10/31/20
29.50 0.57 (3.71) (3.14) (0.72) — (0.72) 25.64 25.67
10/31/19
27.04 0.64 2.78 3.42 (0.62) (0.34) (0.96) 29.50 29.57
10/31/18
27.00 0.65 (0.38) 0.27 (0.19) (0.04) (0.23) 27.04 27.09
NUSC
4/30/23(d)
35.54 0.18 (0.26) (0.08) (0.40) — (0.40) 35.06 35.06
10/31/22
45.25 0.37 (7.12) (6.75) (0.32) (2.64) (2.96) 35.54 35.58
10/31/21
30.68 0.36 14.41 14.77 (0.20) — (0.20) 45.25 45.27
10/31/20
29.65 0.28 1.03 1.31 (0.28) — (0.28) 30.68 30.74
10/31/19
28.23 0.34 2.06 2.40 (0.27) (0.71) (0.98) 29.65 29.70
10/31/18
27.84 0.35 0.30 0.65 (0.18) (0.08) (0.26) 28.23 28.27
(a)
Based on average shares outstanding.
(b)
Percentage is not annualized.
(c)
Does not include in-kind transactions.
(d)
Unaudited
(e)
Annualized.
See accompanying notes to financial statements.

Ratios and Supplemental Data
Total Return Ratios to Average Net Assets
Based
on
Net Asset
Value(b)
Based
on
Market
Price(b)
Net Assets,
End of Period
(000) Expenses
Net Investment
Income (Loss)
Portfolio
Turnover
Rate(c)
2 .27% 2 .20% $ 1,533,693 0 .26% (e) 2 .49% (e) 34%
( 9 .09 ) ( 9 .03 ) 1,531,314 0 .26 2 .15 68
39 .68 39 .63 1,176,613 0 .34 2 .13 59
( 7 .87 ) ( 7 .78 ) 535,228 0 .35 2 .63 38
13 .80 13 .59 94,569 0 .35 2 .51 66
4 .57 4 .56 45,995 0 .35 2 .46 59
6 .38 6 .21 328,655 0 .31 (e) 0 .25 (e) 59
( 32 .50 ) ( 32 .48 ) 312,943 0 .31 0 .13 84
39 .51 39 .92 400,877 0 .39 ( 0 .06 ) 83
29 .43 28 .90 193,216 0 .40 0 .08 94
16 .93 16 .41 53,222 0 .40 0 .19 67
5 .84 6 .41 49,388 0 .40 0 .23 60
( 1 .88 ) ( 2 .03 ) 317,131 0 .31 (e) 2 .12 (e) 38
( 13 .71 ) ( 13 .76 ) 310,664 0 .31 2 .02 77
51 .97 52 .06 276,751 0 .39 1 .57 67
( 10 .98 ) ( 11 .11 ) 119,241 0 .40 2 .25 72
13 .51 13 .57 54,573 0 .40 2 .31 70
0 .97 1 .13 47,318 0 .40 2 .30 69
( 0 .23 ) ( 0 .33 ) 964,042 0 .31 (e) 1 .01 (e) 22
( 15 .68 ) ( 15 .63 ) 909,828 0 .31 0 .99 71
48 .28 48 .03 1,106,366 0 .39 0 .85 60
4 .40 4 .44 369,634 0 .40 0 .98 54
9 .24 9 .26 167,515 0 .40 1 .17 32
2 .32 2 .30 80,447 0 .40 1 .17 54
Notes to Financial Statements
(Unaudited)

1. General Information
Trust and Fund Information:
Nushares ETF Trust (the “Trust”) is an open-end management investment company registered under the Investment
Company Act of 1940, as amended (the “1940 Act”). The Trust is comprised of Nuveen ESG Dividend ETF (NUDV), Nuveen ESG Emerging Markets
Equity ETF (NUEM), Nuveen ESG International Developed Markets Equity ETF (NUDM), Nuveen ESG Large-Cap ETF (NULC), Nuveen ESG Large-
Cap Growth ETF (NULG), Nuveen ESG Large-Cap Value ETF (NULV), Nuveen ESG Mid-Cap Growth ETF (NUMG), Nuveen ESG Mid-Cap Value ETF
(NUMV) and Nuveen ESG Small-Cap ETF (NUSC) (each a “Fund” and collectively, the “Funds”), as diversified funds, among others. The Trust was organized as a Massachusetts business trust on February 20, 2015. Shares of the Funds are listed and traded on the Cboe BZX Exchange, Inc. (the
“Exchange”).
Current Fiscal Period:
 The end of the reporting period for the Funds is April 30, 2023, and the period covered by these Notes to Financial
Statements is the six months ended April 30, 2023 (the "current fiscal period").
Investment Adviser and Sub-Adviser:
The Funds’ investment adviser is Nuveen Fund Advisors, LLC (the “Adviser”), a subsidiary of Nuveen, LLC
(“Nuveen”). Nuveen is the investment management arm of Teachers Insurance and Annuity Association of America (“TIAA”). The Adviser has overall responsibility for management of the Funds, oversees the management of the Funds’ portfolios, manages the Funds’ business affairs and provides certain clerical, bookkeeping and other administrative services. The Adviser has entered into a sub-advisory agreement with Teachers Advisors, LLC
(the “Sub-Adviser”), an affiliate of the Adviser, under which the Sub-Adviser manages the investment portfolios of the Funds.
2. Significant Accounting Policies
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. Each Fund is an investment company and follows accounting guidance in the Financial Accounting Standards Board (“FASB”)
Accounting Standards Codification 946, Financial Services – Investment Companies. The net asset value (“NAV”) for financial reporting purposes may differ from the NAV for processing security and shareholder transactions. The NAV for financial reporting purposes includes security and shareholder transactions through the date of the report. Total return is computed based on the NAV used for processing security and shareholder transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.
Compensation:
The Trust pays no compensation directly to those of its trustees or to its officers, all of whom receive remuneration for their services to the Trust from the Adviser or its affiliates. The Funds' Board of Trustees (the "Board") has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain
Nuveen-advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-
advised funds.
Distributions to Shareholders:
Distributions to shareholders are recorded on the ex-dividend date. The amount, character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.
Foreign Currency Transactions and Translation:
The books and records of the Funds are maintained in U.S. dollars. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollars at the end of each day. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
Net realized foreign currency gains and losses resulting from changes in exchange rates associated with (i) foreign currency, (ii) investments and (iii)
derivatives include foreign currency gains and losses between trade date and settlement date of the transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Funds and the amounts actually received are recognized as a component of “Net realized gain (loss) from investments and foreign currency” on the Statement of Operations, when applicable.
The unrealized gains and losses resulting from changes in foreign currency exchange rates and changes in foreign exchange rates associated with (i) investments and (ii) other assets and liabilities are recognized as a component of “Change in net unrealized appreciation (depreciation) of investments and foreign currency” on the Statement of Operations, when applicable. The unrealized gains and losses resulting from changes in foreign exchange rates associated with investments in derivatives are recognized as a component of the respective derivative’s related “Change in net unrealized appreciation (depreciation)” on the Statement of Operations, when applicable.
As of the end of the reporting period, the following Funds' investments in non-U.S. securities were as follows:

Notes to Financial Statements
(Unaudited) (continued)
Foreign Taxes:
The Funds may be subject to foreign taxes on income, gains, on investments or foreign currency repatriation, a portion of which may be recoverable.  The Funds will accrue such taxes and recoveries as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which the Funds invest.
Indemnifications:
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
Investments and Investment Income:
Securities transactions are accounted for as of the end of trade date for financial reporting purposes.
Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after the
Funds determine the existence of a dividend declaration. Non-cash dividends received in the form of stock, if any, are recognized on the ex-dividend date and recorded at fair value. Interest income is recorded on an accrual basis. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. The Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions. Securities lending income is comprised of fees earned from borrowers and income earned on cash collateral investments.
New Accounting Pronouncements
New Accounting Pronouncement:
 In March 2020, FASB issued Accounting Standards Update (“ASU”) 2020-04, Reference Rate Reform: Facilitation
of the Effects of Reference Rate Reform on Financial Reporting. The main objective of the new guidance is to provide relief to companies that will be impacted by the expected change in benchmark interest rates, when participating banks will no longer be required to submit London Interbank
Offered Rate (LIBOR) quotes by the UK Financial Conduct Authority (FCA). The new guidance allows companies to, provided the only change to existing contracts are a change to an approved benchmark interest rate, account for modifications as a continuance of the existing contract without additional analysis. For new and existing contracts, the Funds may elect to apply the amendments as of March 12, 2020 through December 31,
2022. In December 2022, FASB deferred ASU 2022-04 and issued ASU 2022-06, Reference Rate Reform: Deferral of the Sunset Date of Topic 848,
which extends the application of the amendments through December 31, 2024. Management has not yet elected to apply the amendments, is continuously evaluating the potential effect a discontinuation of LIBOR could have on the Funds’ investments and has currently determined that it is unlikely the ASU’s adoption will have a significant impact on the Funds’ financial statements and various filings.
NUEM Value
% of
Net Assets
Country:
China $ 67,689,274 30.3%
Taiwan 34,107,532 15.3
India 30,629,975 13.7
South Korea 25,448,381 11.4
Brazil 11,847,944 5.3
Saudi Arabia 10,892,443 4.9
South Africa 7,800,671 3.5
Mexico 6,431,381 2.9
Indonesia 5,075,686 2.3
Thailand 4,383,538 2.0
Other 18,406,601 8.2
Total non-U.S. Securities $222,713,426 99.8%
NUDM Value
% of
Net Assets
Country:
Japan $ 77,458,782 21.9%
United Kingdom 55,401,859 15.7
France 40,779,892 11.6
Switzerland 35,771,683 10.1
Australia 25,943,559 7.4
Germany 23,478,010 6.7
Spain 13,776,403 3.9
Denmark 11,021,578 3.1
Netherlands 10,733,384 3.0
Hong Kong 10,255,758 2.9
Other 44,454,911 12.6
Total non-U.S. Securities $349,075,819 98.9%

New Accounting Pronouncement:
In June 2022, the FASB issued ASU 2022-03 to clarify the guidance in Topic 820, Fair Value Measurement
("Topic 820"). The amendments in ASU 2022-03 affect all entities that have investments in equity securities measured at fair value that are subject to a contractual sale restriction. ASU 2022-03 (1) clarifies the guidance in Topic 820, when measuring the fair value of an equity security subject to contractual restrictions that prohibit the sale of equity security, (2) amends a related illustrative example, and (3) introduces new disclosure requirements for equity securities subject to contractual sale restrictions that are measured at fair value in accordance with Topic 820. For public business entities, the amendments in ASU 2022-03 are effective for fiscal years beginning after December 15, 2023, and interim periods within those fiscal years. For all other entities, the amendments are effective for fiscal years beginning after December 15, 2024, and interim periods within those fiscal years. Early adoption is permitted for both interim and annual financial statements that have not yet been issued or made available for issuance. Management is currently assessing the impact of these provisions on the Funds' financial statements.
3. Investment Valuation and Fair Value Measurements
The Funds’ investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability.
Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Funds’ major classifications of assets and liabilities measured at fair value follows:
Equity securities and exchange-traded funds listed or traded on a national market or exchange are valued based on their last reported sales price or official closing price of such market or exchange on the valuation date. Foreign equity securities and registered investment companies that trade on a foreign exchange are valued at the last reported sales price or official closing price on the principal exchange where traded, and converted to U.S.
dollars at the prevailing rates of exchange on the valuation date. To the extent these securities are actively traded and no valuation adjustments are applied, they are generally classified as Level 1. When valuation adjustments are applied to the most recent last sales price or official closing price, these securities are generally classified as Level 2.
Prices of certain American Depositary Receipts (“ADR”) held by the Fund that trade in the United States are valued based on the last traded price, official closing price, or an evaluated price provided by the pricing services and are generally classified as Level 1 or 2.
Prices of fixed-income securities are generally provided by pricing services approved by the Adviser, which is subject to review by the Adviser and oversight of the Board. Pricing services establish a security’s fair value using methods that may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. In pricing certain securities, particularly less liquid and lower quality securities, pricing services may consider information about a security, its issuer or market activity provided by the Adviser. These securities are generally classified as Level 2.
Investments in investment companies are valued at their respective NAVs or share price on the valuation date and are generally classified as Level 1.
For any portfolio security or derivative for which market quotations are not readily available or for which the Adviser deems the valuations derived using the valuation procedures described above not to reflect fair value, the Adviser will determine a fair value in good faith using alternative procedures approved by the Adviser, subject to the oversight of the Board. As a general principle, the fair value of a security is the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. To the extent the inputs are observable and timely, the values would be classified as Level 2; otherwise they would be classified as Level 3.
The following table summarizes tile market value of the Funds’ investments as of the end of the reporting period, based on the inputs used to value them:

Notes to Financial Statements
(Unaudited) (continued)
NUDV
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 9,500,553 $ – $ – $ 9,500,553
Total $ 9,500,553 $ – $ – $ 9,500,553
a
NUEM
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 220,075,830 $ 2,636,953 $ 5* $ 222,712,788
Common Stock Rights 340 – – 340
Corporate Bonds – 298 – 298
Investments Purchased with Collateral from Securities
Lending 30,794 – – 30,794
Total $ 220,106,964 $ 2,637,251 $ 5 $ 222,744,220
a
NUDM
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 350,187,391 $ – $ –** $ 350,187,391
Total $ 350,187,391 $ – $ – $ 350,187,391
a
NULC
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 23,886,589 $ – $ – $ 23,886,589
Total $ 23,886,589 $ – $ – $ 23,886,589
a
NULG
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 953,129,645 $ – $ – $ 953,129,645
Investments Purchased with Collateral from Securities
Lending 3,386,489 – – 3,386,489
Total $ 956,516,134 $ – $ – $ 956,516,134
a
NULV
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 1,531,089,711 $ – $ – $ 1,531,089,711
Investments Purchased with Collateral from Securities
Lending 1,779,861 – – 1,779,861
Total $ 1,532,869,572 $ – $ – $ 1,532,869,572
a
NUMG
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 328,300,925 $ – $ – $ 328,300,925
Investments Purchased with Collateral from Securities
Lending 5,085,662 – – 5,085,662
Total $ 333,386,587 $ – $ – $ 333,386,587
a
NUMV
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 316,465,670 $ – $ – $ 316,465,670
Investments Purchased with Collateral from Securities
Lending 1,524,206 – – 1,524,206
Total $ 317,989,876 $ – $ – $ 317,989,876
a

4. Portfolio Securities and Investments in Derivatives
Portfolio Securities
Securities Lending:
Each Fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions in order to generate additional income. When loaning securities, the Fund retains the benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. The loans are continuous, can be recalled at any time, and have no set maturity. State Street Bank and Trust Company, serves as the securities lending agent (the “Agent”).
When a Fund loans its portfolio securities, it will receive, at the inception of each loan, cash collateral equal to an amount not less than 100% of the market value of the loaned securities. The actual percentage of the cash collateral will vary depending upon the asset type of the loaned securities.
Collateral for the loaned securities is invested in a government money market vehicle maintained by the Agent, which is subject to the requirements of Rule 2a-7 under the 1940 Act. The value of the loaned securities and the liability to return the cash collateral received are recognized on the
Statement of Assets and Liabilities. If the market value of the loaned securities increases, the borrower must furnish additional collateral to the Fund, which is also recognized on the Statement of Assets and Liabilities. Securities out on loan are subject to termination at any time at the option of the borrower or the Fund. Upon termination, the borrower is required to return to the Fund securities identical to the securities loaned. During the term of the loan, the Fund bears the market risk with respect to the investment of collateral and the risk that the Agent may default on its contractual obligations to the Fund. The Agent bears the risk that the borrower may default on its obligation to return the loaned securities as the Agent is contractually obligated to indemnify the Fund if at the time of a default by a borrower some or all of the loan securities have not been returned.
Securities lending income recognized by a Fund consists of earnings on invested collateral and lending fees, net of any rebates to the borrower and compensation to the Agent. Such income is recognized on the Statement of Operations.
As of the end of the reporting period, the total value of the loaned securities and the total value of collateral received were as follows:
Purchases and sales:
Long-term purchases and sales (excluding in-kind transactions), during the current fiscal period were as follows:
NUSC
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 961,515,254 $ – $ – $ 961,515,254
Common Stock Rights – – 81,959* 81,959
Investments Purchased with Collateral from Securities
Lending 9,382,515 – – 9,382,515
Total $ 970,897,769 $ – $ 81,959 $ 970,979,728
a
* Refer to the Fund’s Portfolio of Investments for securities classified as Level 3.
** Refer to the Fund's Portfolio of Investments for securities classified as Level 3. Value equals zero as of the end of the reporting period.
Fund Asset Class out on Loan
Long-Term
Investments, at
Value
Total Collateral
Received
NUEM Common Stocks $28,617 $30,794
NULG Common Stocks $3,323,922 $3,386,489
NULV Common Stocks $1,750,599 $1,779,861
NUMG Common Stocks $4,992,264 $5,085,662
NUMV Common Stocks $1,493,958 $1,524,206
NUSC Common Stocks $9,073,031 $9,382,515
Fund Purchases Sales
NUDV $ 2,883,911 $ 2,921,105
NUEM 92,511,595 79,401,479
NUDM 115,229,682 117,436,658
NULC 9,941,963 10,076,249
NULG 350,687,688 335,233,911
NULV 533,559,192 539,200,364
NUMG 206,803,659 200,645,282
NUMV 125,365,227 139,704,415
NUSC 329,472,116 316,291,556

Notes to Financial Statements
(Unaudited) (continued)
In-kind transactions during the current fiscal period were as follows:
The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased on a when-issued or delayed-delivery basis may have extended settlement periods; interest income is not accrued until settlement date. Any securities so purchased are subject to market fluctuation during this period. The Funds have earmarked securities in their portfolios with a current value at least equal to the amount of the when-issued/
delayed delivery purchase commitments. If a Fund has outstanding when-issued/delayed-delivery purchases commitments as of the end of the reporting period, such amounts are recognized on the Statement of Assets and Liabilities.
Investments in Derivatives
Each Fund is authorized to invest in certain derivative instruments. The Funds record derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Funds’ investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes.
Although the Funds are authorized to invest in derivative instruments, and may do so in the future, they did not make any such investments during the current fiscal period.
Market and Counterparty Credit Risk:
In the normal course of business each Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform
(counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose each Fund to counterparty credit risk, consist principally of cash due from counterparties on forward, option and swap transactions, when applicable. The extent of each Fund’s exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and Liabilities.
Each Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when each Fund has an unrealized loss, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the pre-determined threshold amount.
5. Fund Shares
Each Fund issues and redeems its shares on a continuous basis at NAV only in aggregations of a specified number of shares or multiples thereof
(“Creation Units”). Only certain institutional investors (referred to as “Authorized Participants”) who have entered into agreements with Nuveen
Securities, LLC, the Funds' distributor, may purchase and redeem Creation Units. Once created, shares of the Funds trade on the Exchange at market prices and are only available to individual investors through their brokers.
Creation Units are purchased and redeemed in-kind for a designated portfolio of securities included in each Fund’s respective Index and/or a specified amount of cash. Authorized Participants are charged fixed transaction fees in connection with purchasing and redeeming Creation Units.
Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant Fund for certain transaction costs (i.e., taxes on currency or other financial transactions, and brokerage costs) and market impact expenses it incurs in purchasing or selling portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” on the Statements of Changes in Net Assets.
Transactions in Fund shares during the current and prior period were as follows:
Fund
In-Kind
Purchases
In-Kind
Sales
NUDV $ 4,753,795 $ 3,588,104
NUEM 2,763,107 —
NUDM 20,688,061 —
NULC 4,936,903 6,710,277
NULG 211,123,991 154,699,227
NULV 450,991,594 459,722,309
NUMG 26,144,479 31,615,985
NUMV 41,731,255 10,106,019
NUSC 315,654,443 254,664,809

6. Income Tax Information
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.
Each Fund files income tax returns in U.S. federal and applicable state and local jurisdictions. A Fund's federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed each Fund's tax positions taken for all open tax years and has concluded that no provision for income tax is required in the Fund's financial statements.
NUDV NUEM
Six Months Ended
4/30/23
Year Ended
10/31/22
Six Months Ended
4/30/23
Year Ended
10/31/22
Shares Amount Shares Amount Shares Amount Shares Amount
Shares sold 200,000 $4,771,105 150,000 $3,470,370 700,000 $18,174,781 4,200,000 $120,707,881
Shares redeemed (150,000) (3,598,170) – – – – – –
Net increase (decrease) 50,000 $1,172,935 150,000 $3,470,370 700,000 $18,174,781 4,200,000 $120,707,881
NUDM NULC
Six Months Ended
4/30/23
Year Ended
10/31/22
Six Months Ended
4/30/23
Year Ended
10/31/22
Shares Amount Shares Amount Shares Amount Shares Amount
Shares sold 800,000 $21,685,485 6,400,000 $173,167,233 150,000 $4,918,970 50,000 $2,154,555
Shares redeemed – – – – (200,000) (6,623,785) – –
Net increase (decrease) 800,000 $21,685,485 6,400,000 $173,167,233 (50,000) $(1,704,815) 50,000 $2,154,555
NULG NULV
Six Months Ended
4/30/23
Year Ended
10/31/22
Six Months Ended
4/30/23
Year Ended
10/31/22
Shares Amount Shares Amount Shares Amount Shares Amount
Shares sold 4,050,000 $211,428,865 3,950,000 $236,696,565 12,150,000 $429,845,425 26,850,000 $970,444,575
Shares redeemed (2,950,000) (154,489,905) (950,000) (58,409,625) (12,150,000) (431,761,475) (12,000,000) (427,932,540)
Net increase (decrease) 1,100,000 $56,938,960 3,000,000 $178,286,940 – $(1,916,050) 14,850,000 $542,512,035
NUMG NUMV
Six Months Ended
4/30/23
Year Ended
10/31/22
Six Months Ended
4/30/23
Year Ended
10/31/22
Shares Amount Shares Amount Shares Amount Shares Amount
Shares sold 750,000 $26,211,385 3,250,000 $144,225,425 1,350,000 $41,822,815 3,200,000 $112,559,015
Shares redeemed (850,000) (31,646,985) (1,100,000) (41,476,430) (350,000) (10,129,105) (400,000) (13,583,080)
Net increase (decrease) (100,000) $(5,435,600) 2,150,000 $102,748,995 1,000,000 $31,693,710 2,800,000 $98,975,935
NUSC
Six Months Ended
4/30/23
Year Ended
10/31/22
Shares Amount Shares Amount
Shares sold 8,750,000 $317,323,420 6,100,000 $250,807,675
Shares redeemed (6,850,000) (254,181,305) (4,950,000) (174,195,465)
Net increase (decrease) 1,900,000 $63,142,115 1,150,000 $76,612,210

Notes to Financial Statements
(Unaudited) (continued)
As of the end of the reporting period, the aggregate cost and the net unrealized appreciation/(depreciation) of all investments for federal income tax purposes were as follows:
For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized income and/or capital gains for tax reporting, if applicable.
As of prior fiscal period end, the components of accumulated earnings on a tax basis were as follows:
As of prior fiscal period end, the Funds had capital loss carryforwards, which will not expire:
Fund Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
(Depreciation)
Net
Unrealized
Appreciation
(Depreciation)
NUDV $ 10,065,676 $ 221,579 $ (786,702) $ (565,123)
NUEM 224,523,603 14,195,900 (15,975,283) (1,779,383)
NUDM 318,044,463 40,941,787 (8,798,859) 32,142,928
NULC 22,336,286 3,055,690 (1,505,387) 1,550,303
NULG 924,769,626 96,155,652 (64,409,144) 31,746,508
NULV 1,593,835,443 58,542,832 (119,508,703) (60,965,871)
NUMG 350,837,948 23,530,207 (40,981,568) (17,451,361)
NUMV 321,245,767 27,654,574 (30,910,465) (3,255,891)
NUSC 1,056,488,356 61,136,663 (146,645,291) (85,508,628)
Fund
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Unrealized
Appreciation
(Depreciation)
Capital Loss
Carryforwards
Late-Year Loss
Deferrals
Other
Book-to-Tax
Differences Total
NUDV
$ 69,267 $ — $ (307,642) $ — $ — $ — $ (238,375)
NUEM
3,168,977 — (41,360,691) (19,420,701) — — (57,612,415)
NUDM
5,199,944 — (39,396,952) (14,652,525) — — (48,849,533)
NULC
297,677 273,106 929,795 — — — 1,500,578
NULG
2,352,538 — (69,796,775) (24,849,147) — — (92,293,384)
NULV
25,717,735 — (34,392,297) (36,741,775) — — (45,416,337)
NUMG
380,085 — (54,157,277) (26,506,985) — — (80,284,177)
NUMV
4,750,175 11,488,027 (15,521,720) — — — 716,482
NUSC
7,272,239 — (65,453,406) (13,331,382) — — (71,512,549)
Fund
Short-Term Long-Term Total
NUDV
$ — $ — $ —
NUEM
1
13,429,235 5,991,466 19,420,701
NUDM
1
11,464,240 3,188,285 14,652,525
NULC
— — —
NULG
24,849,147 — 24,849,147
NULV
36,741,775 — 36,741,775
NUMG
26,506,985 — 26,506,985
NUMV
— — —
NUSC
13,331,382 — 13,331,382
1
A portion of NUEM's and NUDM's capital loss carryforwards is subject to limitation under the Internal Revenue Code and related regulations.

7. Management Fees and Other Transactions with Affiliates
Management Fees:
Each Fund’s management fee compensates the Adviser for its investment advisory services to the Funds. The Sub-Adviser is
compensated for its services to the Funds from the management fees paid to the Adviser.   The Adviser is responsible for substantially all other
expenses of the Funds, except any future distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities, fees and expenses of the independent trustees (including any trustees’ counsel fees), certain compensation expenses of the Funds’ chief compliance officer, litigation expenses and extraordinary expenses.
The annual management fee, payable monthly, for each Fund is based on a percentage of average daily net assets according to the following rates:
Other Transactions with Affiliates
Each Fund is permitted to purchase or sell securities from or to certain other funds or accounts managed by the Sub-Adviser (“Affiliated Entity”)
under specified conditions outlined in procedures adopted by the Board ("cross-trade"). These procedures have been designed to ensure that any cross-trade of securities by the Fund from or to an Affiliated Entity by virtue of having a common investment adviser (or affiliated investment adviser), common officer and/or common trustee complies with Rule 17a-7 under the 1940 Act. These transactions are effected at the current market price (as provided by an independent pricing service) without incurring broker commissions.
During the current fiscal period, the Funds engaged in cross-trades pursuant to these procedures as follows:
Fund Management Fee
NUDV 0.25%
NUEM 0.35
NUDM 0.30
NULC 0.20
NULG 0.25
NULV 0.25
NUMG 0.30
NUMV 0.30
NUSC 0.30
Fund Purchases Sales
Realized Gain
(Loss)
NUDV $ — $ — $ —
NUEM — — —
NUDM — — —
NULC — — —
NULG 11,652,816 — —
NULV — 669,820 (100,238)
NUMG 1,602,064 — —
NUMV — — —
NUSC — — —

Additional Fund Information
(Unaudited)
The tables below show the number and percentage of days during the current fiscal period that each Fund’s market price was greater than its NAV per share (i.e., at premium) and less than its NAV per share (i.e., at a discount). The market price is determined using the midpoint between the highest bid and the lowest offer on the applicable Fund’s listing exchange, as of the time that the Fund’s NAV is calculated (normally 4:00 p.m. Eastern Time).
Investment Adviser
Nuveen Fund Advisors, LLC
333 West Wacker Drive
Chicago, IL 60606
Sub-Adviser
Teachers Advisors, LLC
730 Third Avenue
New York, NY 10017-3206
Independent Registered
Public Accounting Firm
KPMG LLP
200 East Randolph Street
Chicago, IL 60601
Administrator, Custodian
and Transfer Agent
Brown Brothers Harriman
50 Post Office Square
Boston, MA 02110
Legal Counsel
Chapman and Cutler LLP
Chicago, IL 60603
Morgan Lewis & Bockius LLP
111 Pennsylvania Avenue, NW
Washington, D.C. 20004
NUDV NUEM
Year Ended April 30, 2023 Number of Days % of Total Days Number of Days % of Total Days
Premium/Discount Range:
Greater than 3.00% - - 1 0.8%
1.01% to 3.00% - - 33 26.8%
0.51% to 1.00% - - 24 19.5%
0.26% to 0.50% - - 23 18.8%
0.00% to 0.25% 52 42.3% 15 12.2%
(0.01)% to (0.25)% 71 57.7% 10 8.1%
(0.26)% to (0.50)% - - 5 4.1%
(0.51)% to (1.00)% - - 9 7.3%
(1.01)% to (3.00)% - - 3 2.4%
123 100% 123 100%
NUDM NULC
Year Ended April 30, 2023 Number of Days % of Total Days Number of Days % of Total Days
Premium/Discount Range:
1.01% to 3.00% 7 5.7% - -
0.51% to 1.00% 31 25.2% - -
0.26% to 0.50% 22 17.9% - -
0.00% to 0.25% 24 19.5% 39 31.7%
(0.01)% to (0.25)% 18 14.6% 84 68.3%
(0.26)% to (0.50)% 12 9.8% - -
(0.51)% to (1.00)% 7 5.7% - -
(1.01)% to (3.00)% 2 1.6% - -
123 100% 123 100%

The tables below show the number and percentage of days during the current fiscal period that each Fund’s market price was greater than its NAV per share (i.e., at premium) and less than its NAV per share (i.e., at a discount). The market price is determined using the midpoint between the highest bid and the lowest offer on the applicable Fund’s listing exchange, as of the time that the Fund’s NAV is calculated (normally 4:00 p.m. Eastern Time).
Investment Adviser
Nuveen Fund Advisors, LLC
333 West Wacker Drive
Chicago, IL 60606
Sub-Adviser
Teachers Advisors, LLC
730 Third Avenue
New York, NY 10017-3206
Independent Registered
Public Accounting Firm
KPMG LLP
200 East Randolph Street
Chicago, IL 60601
Administrator, Custodian
and Transfer Agent
Brown Brothers Harriman
50 Post Office Square
Boston, MA 02110
Legal Counsel
Chapman and Cutler LLP
Chicago, IL 60603
Morgan Lewis & Bockius LLP
111 Pennsylvania Avenue, NW
Washington, D.C. 20004
NUDV NUEM
Year Ended April 30, 2023 Number of Days % of Total Days Number of Days % of Total Days
Premium/Discount Range:
Greater than 3.00% - - 1 0.8%
1.01% to 3.00% - - 33 26.8%
0.51% to 1.00% - - 24 19.5%
0.26% to 0.50% - - 23 18.8%
0.00% to 0.25% 52 42.3% 15 12.2%
(0.01)% to (0.25)% 71 57.7% 10 8.1%
(0.26)% to (0.50)% - - 5 4.1%
(0.51)% to (1.00)% - - 9 7.3%
(1.01)% to (3.00)% - - 3 2.4%
123 100% 123 100%
NUDM NULC
Year Ended April 30, 2023 Number of Days % of Total Days Number of Days % of Total Days
Premium/Discount Range:
1.01% to 3.00% 7 5.7% - -
0.51% to 1.00% 31 25.2% - -
0.26% to 0.50% 22 17.9% - -
0.00% to 0.25% 24 19.5% 39 31.7%
(0.01)% to (0.25)% 18 14.6% 84 68.3%
(0.26)% to (0.50)% 12 9.8% - -
(0.51)% to (1.00)% 7 5.7% - -
(1.01)% to (3.00)% 2 1.6% - -
123 100% 123 100%
NULG NULV
Year Ended April 30, 2023 Number of Days % of Total Days Number of Days % of Total Days
Premium/Discount Range:
0.00% to 0.25% 96 78.0% 78 63.4%
(0.01)% to (0.25)% 27 22.0% 45 36.6%
123 100% 123 100%
NUMG NUMV
Year Ended April 30, 2023 Number of Days % of Total Days Number of Days % of Total Days
Premium/Discount Range:
0.00% to 0.25% 32 26.0% 79 64.2%
(0.01)% to (0.25)% 91 74.0% 44 35.8%
123 100% 123 100%
NUSC
Year Ended April 30, 2023 Number of Days % of Total Days
Premium/Discount Range:
0.00% to 0.25% 67 54.5%
(0.01)% to (0.25)% 56 45.5%
123 100%
Portfolio of Investments Information
Each Fund is required to file its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT. You may obtain this information on the SEC’s website at http://www.sec.gov.
Nuveen Funds’ Proxy Voting Information
You may obtain (i) information regarding how each fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, without charge, upon request, by calling Nuveen toll-free at (800) 257-8787 or on Nuveen’s website at www.nuveen.com and (ii) a description of the policies and procedures that each fund used to determine how to vote proxies relating to portfolio securities without charge, upon request, by calling Nuveen toll-free at (800) 257-8787. You may also obtain this information directly from the SEC. Visit the SEC on-line at http://www.sec.gov.
FINRA BrokerCheck :
The Financial Industry Regulatory Authority (FINRA) provides information regarding the disciplinary history of FINRA member firms and associated investment professionals. This information as well as an investor brochure describing FINRA BrokerCheck is available to the public by calling the FINRA BrokerCheck Hotline number at (800) 289-9999 or by visiting www.FINRA.org.

Glossary of Terms Used in this Report
(Unaudited)
Average Annual Total Return:
This is a commonly used method to express an investment’s performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment’s actual cumulative performance (including change in NAV or offer price and reinvested dividends and capital gains distributions, if any) over the time period being considered.
Net Assets Value (NAV) Per Share:
A fund’s Net Assets is equal to its total assets (securities, cash and accrued earnings) less its total liabilities. NAV per share is equal to the fund’s Net Assets divided by its number of shares outstanding.
Liquidity Risk Management Program
(Unaudited)

Discussion of the operation and effectiveness of the Funds’ liquidity risk management program
In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), each Fund covered in this Report the
“Funds”) has adopted and implemented a liquidity risk management program (the “Program”), which is designed to manage the Fund’s liquidity risk.
The Program consists of various protocols for assessing and managing each Fund’s liquidity risk. The Funds’ Board of Trustees previously designated
Nuveen Fund Advisors, LLC, the Funds’ investment adviser, as the Administrator of the Program. The adviser’s Liquidity Monitoring and Analysis
Team (“LMAT”) carries out day-to-day Program management with oversight by the adviser’s Liquidity Oversight Sub-Committee (the LOSC”). The
LOSC is composed of personnel from the adviser and Teachers Advisors, LLC, an affiliate of the adviser.
At a May 23-25, 2023 meeting of the Board, the Administrator provided the Board with a written report addressing the Program’s operation, adequacy and effectiveness of implementation for calendar year 2022 (the “Review Period”), as required under the Liquidity Rule. The report noted
that the Program has been and continues to be adequately and effectively implemented to monitor and (as applicable) respond to each Fund’s liquidity developments.
In accordance with the Program, the LMAT assesses each Fund’s liquidity risk no less frequently than annually based on various factors, such as (1)
the Fund’s investment strategy and the liquidity of portfolio investments, (ii) cash flow projections, and (ii) holdings of cash and cash equivalents, borrowing arrangements, and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.
Each Fund portfolio investment is classified into one of four liquidity categories (including the most liquid, “Highly Liquid”, and the least liquid,
“lliquid”, discussed below), The classification is based on a determination of how long it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment
Liquidity classification determinations take into account various market, trading, and investment-specific considerations, as well as market depth, and use third- party vendor data.
Any Fund that does not primarily hold highly liquid investments must, among other things, determine a minimum percentage of Fund assets that must be invested in highly liquid investments (a “Highly Liquid Investment Minimum”). During the Review Period, each Fund primarily held Highly
Liquid investments and therefore was exempt from the requirement to adopt a Highly Liquid Investment Minimum and to comply with the related requirements under the Liquidity Rule.
The Liquidity Rule also limits a Fund’s investments in Illiquid investments. Specifically, the Liquidity Rule prohibits a Fund from acquiring Illiquid investments if doing so would result in the Fund holding more than 15% of its net assets in illiquid investments, and requires certain reporting to the
Fund Board and the Securities and Exchange Commission any time a Fund’s holdings of Illiquid investments exceeds 15% of net assets. During the
Review Period, no Fund exceeded the 15% limit on Illiquid investments.
Nuveen Securities, LLC, member FINRA and SIPC 333 West Wacker Drive Chicago, IL 60606 www.nuveen.com
NSA-NSESG-0423P 2913667-INV-B-06/24
Nuveen:
Serving Investors for Generations
Since 1898, financial advisors and their clients have relied on Nuveen to provide dependable investment solutions through continued adherence to proven, long-term investing principles. Today, we offer a range of high quality solutions designed to be integral components of a well-diversified core portfolio.
Focused on meeting investor needs.
Nuveen is the investment manager of TIAA. We have grown into one of the world’s premier global asset managers, with specialist knowledge across all major asset classes and particular strength in solutions that provide income for investors and that draw on our expertise in alternatives and responsible investing. Nuveen is driven not only by the independent investment processes across the firm, but also the insights, risk management, analytics and other tools and resources that a truly world-class platform provides. As a global asset manager, our mission is to work in partnership with our clients to create solutions which help them secure their financial future.
Find out how we can help you.
To learn more about how the products and services of Nuveen may be able to help you meet your financial goals, talk to your financial advisor, or call us at (800) 257-8787. Please read the information provided carefully before you invest. Investors should consider the investment objective and policies, risk considerations, charges and expenses of any investment carefully. Where applicable, be sure to obtain a prospectus, which contains this and other relevant information. To obtain a prospectus, please contact your securities representative or Nuveen, 333 W. Wacker Dr., Chicago, IL 60606.
Please read the prospectus carefully before you invest or send money.
Learn more about Nuveen Funds at:
www.nuveen.c om/exchange-traded-funds
NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

Funds
Exchange-Traded
Funds
Nuveen Exchange-Traded
April 30, 2023
Semi-annual
Report
This semi-annual report contains the Funds' unaudited financial statements.
Fund Name
Listing Exchange
Ticker
Symbol
Nuveen Dividend Growth ETF
NYSE Arca NDVG
Nuveen Growth Opportunities ETF
NYSE Arca NUGO
Nuveen Small Cap Select ETF
NYSE Arca NSCS
Nuveen Winslow Large-Cap Growth ESG ETF
NYSE Arca NWLG

Table
of Contents
Chair’s Letter to Shareholders 3
Important Notices 4
Risk Considerations 5
About the Funds’ Benchmarks 6
Fund Performance, Expense Ratios and Holdings Summaries 7
Expense Examples 16
Portfolios of Investments 18
Statement of Assets and Liabilities 31
Statement of Operations 32
Statement of Changes in Net Assets 33
Financial Highlights 35
Notes to Financial Statements 37
Additional Fund Information 43
Glossary of Terms Used in this Report 45
Liquidity Risk Management Program 46

Chair’s Letter
to Shareholders

Dear Shareholders,
The significant measures taken by the U.S. Federal Reserve (Fed) and other global central banks over the past year to contain inflation have begun to take effect. From March 2022 to
May 2023, the Fed raised the target fed funds rate by 5.00% to a range of 5.00% to 5.25%, marking the fastest interest rate hiking cycle in its history. Across most of the world, inflation rates have fallen from their post-pandemic highs but currently remain well above the levels that central banks consider supportive of their economies’ long-term growth.
At the same time, the U.S. and other large economies have remained surprisingly resilient, even as financial conditions have tightened. Despite contracting in the first half of 2022, U.S.
gross domestic product grew 2.1% in the year overall compared to 2021 and expanded at a more moderate pace of 1.3% in the first quarter of 2023. A relatively strong jobs market has helped support consumer sentiment and spending despite historically high inflation. Markets are concerned that these conditions could keep upward pressure on prices and wages, although the recent collapse of three regional U.S. banks (Silicon Valley Bank, Signature
Bank and First Republic Bank) and major European bank Credit Suisse is likely to add further downward pressure to the economy as the banking system slows lending in response.
Fed officials are closely monitoring inflation data and other economic measures to modify their rate setting activity based upon these factors on a meeting-by-meeting basis, including pausing rate adjustments at the most recent meeting in June 2023 in order to assess the effects of monetary policy so far on the economy. While uncertainty has increased given the unpredictable outcome of tighter credit conditions on the economy, the Fed remains committed to acting until it sees sustainable progress toward its inflation goals. In the meantime, markets are likely to continue reacting in the short term to news about inflation data, economic indicators and central bank policy. The debt ceiling debate in Congress was also looming over the markets until the government passed an increase to the debt limit in early June 2023 and averted a default scenario. We encourage investors to keep a long-term perspective amid the short-term noise. Your financial professional can help you review how well your portfolio is aligned with your time horizon, risk tolerance and investment goals.
On behalf of the other members of the Nuveen Fund Board, we look forward to continuing to earn your trust in the months and years ahead.
Terence J. Toth
Chair of the Board
June 21, 2023

Important Notices
For Shareholders of
Nuveen Dividend Growth ETF (NDVG)
Nuveen Growth Opportunities ETF (NUGO)
Nuveen Small Cap Select ETF (NSCS)
Nuveen Winslow Large-Cap Growth ESG ETF (NWLG)
Portfolio Manager Commentaries in Semi-annual Reports
The Funds include portfolio manager commentary in their annual shareholder reports. For the Funds’ most recent annual portfolio manager discussion, please refer to the Portfolio Managers’ Comments section of each Fund’s October 31, 2022 annual shareholder report.
For current information on your Fund’s investment objectives, portfolio management team and average annual total returns please refer to the Fund’s website at www.nuveen.com.
For changes that occurred to your Fund both during and subsequent to this reporting period, please refer to the Notes to Financial
Statements section of this report.
For average annual total returns as of the end of this reporting period, please refer to the Performance Overview, Expense Ratios and Holdings Summaries section within this report.
Portfolio Manager Update for Nuveen Winslow Large-Cap Growth ESG ETF (NWLG)
Effective March 21, 2023, Steve M. Hamill, Senior Managing Director, Portfolio Manager and Analyst at Winslow Capital
Management, LLC, was added as a portfolio manager of the Fund. Justin H. Kelly, Patrick M. Burton and Stephan C. Petersen will continue to serve as portfolio managers for the Fund.

Risk Considerations

Nuveen Dividend Growth ETF (NDVG)
Investing involves risk; principal loss is possible. There is no guarantee the Fund’s investment objectives will be achieved. Dividend paying stocks, such as those held by the Fund, are subject to market risk, concentration or sector risk, preferred security risk, and common stock risk. Smaller company stocks are subject to greater volatility. Foreign investments involve additional risks including currency fluctuations, political and economic instability, and lack of liquidity. These and other risk considerations are described in detail in the Fund’s prospectus.
Nuveen Growth Opportunities ETF (NUGO)
Investing involves risk; principal loss is possible. There is no guarantee the Fund’s investment objectives will be achieved. Large companies are more mature and may grow more slowly than the overall market. Growth stocks tend to be more volatile than other equities and can experience sharp price declines. Non-U.S. investments involve risks such as currency fluctuation, political and economic instability, lack of liquidity and differing legal and accounting standards. These and other risk considerations, such as active management, issuer, mid-cap, and style risks of growth investing, are described in detail in the Fund’s prospectus.
Nuveen Small Cap Select ETF (NSCS)
Investing involves risk; principal loss is possible. There is no guarantee the Fund’s investment objectives will be achieved.
Investments in smaller companies are subject to greater volatility than those of larger companies. Non-U.S. investments involve risks such as currency fluctuation, political and economic instability, lack of liquidity and differing legal and accounting standards.
These risks are magnified in emerging markets. These and other risk considerations, such as derivatives and growth stock risks, are described in the Fund’s prospectus.
Nuveen Winslow Large-Cap Growth ESG ETF (NWLG)
Investing involves risk; principal loss is possible. There is no guarantee the Fund’s investment objectives will be achieved. Because the Fund’s Environmental Social Governance (ESG) investment strategy may exclude securities of certain issuers for non-financial reasons, the Fund may forgo some market opportunities available to funds that don’t use an ESG investment strategy. Prices of equity securities may decline significantly over short or extended periods of time. Growth stocks tend to be more volatile than certain other types of stocks and their prices usually fluctuate more dramatically than the overall stock market. Non-U.S. investments involve risks such as currency fluctuation, political and economic instability, lack of liquidity and differing legal and accounting standards. These and other risk considerations, such as active management and growth stock risks, are described in detail in the
Fund’s prospectus.

About the Funds’ Benchmarks
Russell 1000® Growth Index:
An index designed to measure the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000® companies higher price-to-book ratios and higher forecasted growth values. The index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
Russell 2000® Index:
An index designed to measure the performance of the small-cap segment of the U.S. equity universe. The index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
S&P 500® Index:
An index generally considered representative of the U.S. equity market. The index includes 500 leading companies and covers approximately 80% of available market capitalization. The index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.

Fund Performance, Expense Ratios and
Holdings Summaries

The Fund Performance, Expense Ratios and Holdings Summaries for each Fund are shown within this section of the report.
Fund Performance
Performance data shown represents past performance and does not predict or guarantee future results
. Investment returns
and principal value will fluctuate so that when shares are sold, they may be worth more or less than their original cost. Current performance may be higher or lower than the performance shown.
Returns quoted for the Funds reflect management fees and other expenses such as transaction costs incurred by the Funds during the reporting period while the Indexes are unmanaged and therefore returns do not reflect any such fees and expenses.
Total returns for a period of less than one year are not annualized (i.e. cumulative returns). Returns assume reinvestment of dividends and capital gains. Market price returns are based on the closing market price as of the end of the reporting period. For performance current to the most recent month-end visit nuveen.com or call (800) 257-8787.
Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.
Expense Ratios
The expense ratios shown are as of each Fund’s most recent prospectus. The expense ratios shown reflect total operating expenses including management fees and other fees and expenses but do not reflect expected transaction costs. Refer to the
Financial Highlights later in this report for each Fund’s expense ratios as of the end of the reporting period.
Holdings Summaries
The Holdings Summaries data relates to the securities held in each Fund’s portfolio of investments as of the end of this reporting period. It should not be construed as a measure of performance for the Fund itself. Holdings are subject to change. Refer to the
Fund’s Portfolio of Investments for individual security information.

Nuveen Dividend Growth ETF (NDVG)
(continued)
Fund Performance, Expense Ratios and Holdings Summaries
April 30, 2023
Refer to the first page of this Fund Performance, Expense Ratios and Holdings Summaries section for further expla-
nation of the information included within this section.  Refer to the Glossary of Terms Used in this Report for further definition of terms used in this section.
Fund Performance and Expense Ratios*
* For purposes of Fund performance, relative results are measured against the S&P 500® Index.
Total Returns as of
April 30, 2023
Cumulative Average Annual
Expense
Ratios
Inception
Date 6-Month 1-Year
Since
Inception
NDVG at NAV 8/04/21 6.07% 3.85% 2.61% 0.64%
NDVG at Market Price 8/04/21 5.98% 3.92% 2.58% —
S&P 500® Index — 8.63% 2.66% (1.53)% —

Holdings Summaries as of April 30, 2023
Fund Allocation
(% of net assets)
Common Stocks 99.6%
Other Assets & Liabilities, Net 0.4%
Net Assets 100%
Portfolio Composition
1
(% of net assets)
Technology Hardware, Storage
& Peripherals 7.2%
Software 6.3%
Semiconductors &
Semiconductor Equipment 5.8%
Health Care Providers & Services 5.8%
Oil, Gas & Consumable Fuels 5.7%
Specialty Retail 4.8%
Chemicals 4.5%
Consumer Staples Distribution
& Retail 4.3%
Insurance 4.2%
Financial Services 3.8%
Communications Equipment 3.4%
IT Services 2.9%
Industrial REITs 2.8%
Banks 2.8%
Media 2.5%
Biotechnology 2.5%
Electric Utilities 2.5%
Multi-Utilities 2.4%
Electrical Equipment 2.2%
Consumer Finance 2.2%
Health Care Equipment &
Supplies 2.2%
Building Products 2.2%
Food Products 2.1%
Beverages 2.1%
Tobacco 2.1%
Other 10.3%
Other Assets & Liabilities, Net 0.4%
Net Assets 100%
Top Five Common Stock Holdings
(% of net assets)
Apple Inc 7.2%
Microsoft Corp 6.3%
UnitedHealth Group Inc 3.5%
Motorola Solutions Inc 3.4%
Broadcom Inc 3.4%
1 See the Portfolio of Investments for the remaining industries/sectors comprising  “Other” and not listed in the table above.

Nuveen Growth Opportunities ETF (NUGO)
(continued)
Fund Performance, Expense Ratios and Holdings Summaries
April 30, 2023
Refer to the first page of this Fund Performance, Expense Ratios and Holdings Summaries section for further expla-
nation of the information included within this section.  Refer to the Glossary of Terms Used in this Report for further definition of terms used in this section.
Fund Performance and Expense Ratios*
* For purposes of Fund performance, relative results are measured against the Russell 1000® Growth Index.
Total Returns as of
April 30, 2023
Cumulative Average Annual
Expense
Ratios
Inception
Date 6-Month 1-Year
Since
Inception
NUGO at NAV 9/27/21 13.59% 0.72% (11.99)% 0.55%
NUGO at Market Price 9/27/21 13.95% 0.75% (11.92)% —
Russell 1000® Growth Index — 11.51% 2.34% (7.70)% —

Holdings Summaries as of April 30, 2023
Fund Allocation
(% of net assets)
Common Stocks 97.9%
Other Assets & Liabilities, Net 2.1%
Net Assets 100%
Portfolio Composition
1
(% of net assets)
Software 20.0%
Semiconductors &
Semiconductor Equipment 9.6%
Technology Hardware, Storage
& Peripherals 9.3%
Interactive Media & Services 8.3%
Pharmaceuticals 7.1%
Financial Services 6.3%
Broadline Retail 6.0%
Hotels, Restaurants & Leisure 3.9%
Health Care Providers & Services 3.4%
Oil, Gas & Consumable Fuels 3.1%
Health Care Equipment &
Supplies 3.1%
Chemicals 2.7%
Aerospace & Defense 2.4%
Consumer Staples Distribution
& Retail 2.3%
Automobiles 1.4%
Other 9.0%
Other Assets & Liabilities, Net 2.1%
Net Assets 100%
Top Five Common Stock Holdings
(% of net assets)
Microsoft Corp 13.6%
Apple Inc 9.3%
Mastercard Inc 5.4%
NVIDIA Corp 5.1%
Amazon.com Inc 5.0%
1 See the Portfolio of Investments for the remaining industries/sectors comprising  “Other” and not listed in the table above.

Nuveen Small Cap Select ETF (NSCS)
(continued)
Fund Performance, Expense Ratios and Holdings Summaries
April 30, 2023
Refer to the first page of this Fund Performance, Expense Ratios and Holdings Summaries section for further expla-
nation of the information included within this section.  Refer to the Glossary of Terms Used in this Report for further definition of terms used in this section.
Fund Performance and Expense Ratios*
* For purposes of Fund performance, relative results are measured against the Russell 2000® Index.
Total Returns as of
April 30, 2023
Cumulative Average Annual
Expense
Ratios
Inception
Date 6-Month 1-Year
Since
Inception
NSCS at NAV 8/04/21 (1.21)% (1.26)% (8.73)% 0.85%
NSCS at Market Price 8/04/21 (1.23)% (1.11)% (8.73)% —
Russell 2000® Index — (3.45)% (3.65)% (10.51)% —

Holdings Summaries as of April 30, 2023
Fund Allocation
(% of net assets)
Common Stocks 97.2%
Exchange-Traded Funds 1.4%
Investments Purchased with
Collateral from Securities
Lending 1.1%
Other Assets & Liabilities, Net 0.3%
Net Assets 100%
Portfolio Composition
1
(% of net assets)
Health Care Providers & Services 8.3%
Oil, Gas & Consumable Fuels 7.4%
Software 5.9%
Banks 5.9%
Construction & Engineering 4.6%
Semiconductors &
Semiconductor Equipment 4.3%
Machinery 4.2%
Health Care Equipment &
Supplies 4.0%
Hotels, Restaurants & Leisure 3.1%
Beverages 3.0%
Industrial REITs 2.9%
Capital Markets 2.8%
Biotechnology 2.7%
Personal Care Products 2.3%
Professional Services 2.3%
Pharmaceuticals 1.7%
Multi-Utilities 1.7%
Marine Transportation 1.7%
Broadline Retail 1.7%
Specialty Retail 1.7%
Building Products 1.6%
Containers & Packaging 1.6%
Aerospace & Defense 1.5%
Insurance 1.5%
Other 18.8%
Exchange-Traded Funds 1.4%
Investments Purchased with
Collateral from Securities
Lending 1.1%
Other Assets & Liabilities, Net 0.3%
Net Assets 100%
Top Five Common Stock Holdings
(% of net assets)
BellRing Brands Inc 2.3%
Northern Oil and Gas Inc 2.1%
Tenet Healthcare Corp 1.8%
Matador Resources Co 1.8%
Black Hills Corp 1.7%
1 See the Portfolio of Investments for the remaining industries/sectors comprising  “Other” and not listed in the table above.

Nuveen Winslow Large-Cap Growth ESG ETF (NWLG)
(continued)
Fund Performance, Expense Ratios and Holdings Summaries
April 30, 2023
Refer to the first page of this Fund Performance, Expense Ratios and Holdings Summaries section for further expla-
nation of the information included within this section.  Refer to the Glossary of Terms Used in this Report for further definition of terms used in this section.
Fund Performance and Expense Ratios*
* For purposes of Fund performance, relative results are measured against the Russell 1000® Growth Index.
Total Returns as of
April 30, 2023
Cumulative Average Annual
Expense
Ratios
Inception
Date 6-Month 1-Year
Since
Inception
NWLG at NAV 8/04/21 14.70% 2.07% (10.42)% 0.64%
NWLG at Market Price 8/04/21 14.64% 2.15% (10.45)% —
Russell 1000® Growth Index — 11.51% 2.34% (6.56)% —

Holdings Summaries as of April 30, 2023
Fund Allocation
(% of net assets)
Common Stocks 99.3%
Other Assets & Liabilities, Net 0.7%
Net Assets 100%
Portfolio Composition
1
(% of net assets)
Software 24.5%
Semiconductors &
Semiconductor Equipment 13.0%
Hotels, Restaurants & Leisure 7.9%
Financial Services 6.8%
Technology Hardware, Storage
& Peripherals 6.3%
Interactive Media & Services 4.7%
Health Care Equipment &
Supplies 4.7%
Consumer Staples Distribution
& Retail 4.7%
Health Care Providers & Services 4.6%
Capital Markets 4.0%
Life Sciences Tools & Services 3.2%
Other 14.9%
Other Assets & Liabilities, Net 0.7%
Net Assets 100%
Top Five Common Stock Holdings
(% of net assets)
Microsoft Corp 11.8%
Apple Inc 6.3%
NVIDIA Corp 4.8%
UnitedHealth Group Inc 4.6%
Mastercard Inc 3.7%
1 See the Portfolio of Investments for the remaining industries/sectors comprising  “Other” and not listed in the table above.

Expense
Examples
As a shareholder of one or more of the Funds, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other applicable Fund expenses. The
Examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.
The Examples below are based on an investment of $1,000 invested at the beginning of the period and held through the period ended April 30, 2023.
The beginning of the period is November 1, 2022.
The information under “Actual Performance,” together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by
$1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled “Expenses Incurred During Period”
to estimate the expenses incurred on your account during this period.
The information under “Hypothetical Performance,” provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the following tables are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds or share classes. In addition, if these transaction costs were included, your costs would have been higher.
Nuveen Dividend Growth ETF (NDVG)
Actual Performance
Beginning Account Value $1,000.00
Ending Account Value $1,060.74
Expenses Incurred During the Period $3.32
Hypothetical Performance
(5% annualized return before expenses)
Beginning Account Value $1,000.00
Ending Account Value $1,021.57
Expenses Incurred During the Period $3.26
Expenses are equal to the Fund’s annualized net expense ratio of 0.65% multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
Nuveen Growth Opportunities ETF (NUGO)
Actual Performance
Beginning Account Value $1,000.00
Ending Account Value $1,135.86
Expenses Incurred During the Period $2.97
Hypothetical Performance
(5% annualized return before expenses)
Beginning Account Value $1,000.00
Ending Account Value $1,022.02
Expenses Incurred During the Period $2.81
Expenses are equal to the Fund’s annualized net expense ratio of 0.56% multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Nuveen Small Cap Select ETF (NSCS)
Actual Performance
Beginning Account Value $1,000.00
Ending Account Value $987.85
Expenses Incurred During the Period $4.24
Hypothetical Performance
(5% annualized return before expenses)
Beginning Account Value $1,000.00
Ending Account Value $1,020.53
Expenses Incurred During the Period $4.31
Expenses are equal to the Fund’s annualized net expense ratio of 0.86% multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
Nuveen Winslow Large-Cap Growth ESG ETF (NWLG)
Actual Performance
Beginning Account Value $1,000.00
Ending Account Value $1,147.00
Expenses Incurred During the Period $3.46
Hypothetical Performance
(5% annualized return before expenses)
Beginning Account Value $1,000.00
Ending Account Value $1,021.57
Expenses Incurred During the Period $3.26
Expenses are equal to the Fund’s annualized net expense ratio of 0.65% multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Nuveen Dividend Growth ETF (NDVG)
Portfolio of Investments April 30, 2023
(Unaudited)
Shares Description (1) Value
LONG-TERM INVESTMENTS - 99.6%
X 8,143,947 COMMON STOCKS - 99.6%
X 8,143,947
Aerospace & Defense - 1.3%
235 Northrop Grumman Corp $ 108,398
Total Aerospace & Defense 108,398
Banks - 2.8%
1,631 JPMorgan Chase & Co 225,469
Total Banks 225,469
Beverages - 2.1%
902 PepsiCo Inc 172,183
Total Beverages 172,183
Biotechnology - 2.5%
1,358 AbbVie Inc 205,221
Total Biotechnology 205,221
Building Products - 2.2%
958 Trane Technologies PLC 178,006
Total Building Products 178,006
Capital Markets - 2.0%
3,111 Charles Schwab Corp 162,519
Total Capital Markets 162,519
Chemicals - 4.5%
1,146 International Flavors & Fragrances Inc 111,116
696 Linde PLC 257,137
Total Chemicals 368,253
Communications Equipment - 3.4%
966 Motorola Solutions Inc 281,492
Total Communications Equipment 281,492
Consumer Finance - 2.2%
1,114 American Express Co 179,733
Total Consumer Finance 179,733
Consumer Staples Distribution & Retail - 4.3%
850 Dollar General Corp 188,241
1,060 Walmart Inc 160,028
Total Consumer Staples Distribution & Retail 348,269
Containers & Packaging - 1.2%
732 Packaging Corp of America 99,010
Total Containers & Packaging 99,010
Electric Utilities - 2.5%
2,668 NextEra Energy Inc 204,449
Total Electric Utilities 204,449
Electrical Equipment - 2.2%
1,086 Eaton Corp PLC 181,492
Total Electrical Equipment 181,492

Shares Description (1) Value
Financial Services - 3.8%
1,769 Fidelity National Information Services Inc $ 103,876
552 Mastercard Inc 209,776
Total Financial Services 313,652
Food Products - 2.1%
2,272 Mondelez International Inc, Class A 174,308
Total Food Products 174,308
Ground Transportation - 2.0%
829 Union Pacific Corp 162,235
Total Ground Transportation 162,235
Health Care Equipment & Supplies - 2.2%
1,617 Abbott Laboratories 178,630
Total Health Care Equipment & Supplies 178,630
Health Care Providers & Services - 5.8%
396 Elevance Health Inc 185,585
587 UnitedHealth Group Inc 288,857
Total Health Care Providers & Services 474,442
Hotels, Restaurants & Leisure - 1.7%
460 McDonald's Corp 136,045
Total Hotels, Restaurants & Leisure 136,045
Industrial Conglomerates - 2.1%
839 Honeywell International Inc 167,666
Total Industrial Conglomerates 167,666
Industrial REITs - 2.8%
1,806 Prologis Inc 226,202
Total Industrial REITs 226,202
Insurance - 4.2%
759 Chubb Ltd 152,984
1,065 Marsh & McLennan Cos Inc 191,902
Total Insurance 344,886
IT Services - 2.9%
844 Accenture PLC, Class A 236,565
Total IT Services 236,565
Media - 2.5%
4,999 Comcast Corp, Class A 206,809
Total Media 206,809
Multi-Utilities - 2.4%
2,052 WEC Energy Group Inc 197,341
Total Multi-Utilities 197,341
Oil, Gas & Consumable Fuels - 5.7%
1,206 Chevron Corp 203,308
1,398 Exxon Mobil Corp 165,439
991 Phillips 66 98,109
Total Oil, Gas & Consumable Fuels 466,856

Nuveen Dividend Growth ETF (NDVG)
(continued)
Portfolio of Investments
April 30, 2023
(Unaudited)
20
Shares Description (1) Value
Semiconductors & Semiconductor Equipment - 5.8%
446 Broadcom Inc $ 279,419
1,185 Texas Instruments Inc 198,132
Total Semiconductors & Semiconductor Equipment 477,551
Software - 6.3%
1,687 Microsoft Corp 518,348
Total Software 518,348
Specialty Retail - 4.8%
977 Lowe's Cos Inc 203,050
2,378 TJX Cos Inc 187,434
Total Specialty Retail 390,484
Technology Hardware, Storage & Peripherals - 7.2%
3,457 Apple Inc 586,584
Total Technology Hardware, Storage & Peripherals 586,584
Tobacco - 2.1%
1,709 Philip Morris International Inc 170,849
Total Tobacco 170,849
Total Long-Term Investments (cost $7,941,702) 8,143,947
Other Assets & Liabilities, Net - 0.4% 31,172
Net Assets - 100% $ 8,175,119
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1) All percentages shown in the Portfolio of Investments are based on net assets.
REIT Real Estate Investment Trust
See Notes to Financial Statements

Nuveen Growth Opportunities ETF (NUGO)
Portfolio of Investments April 30, 2023
(Unaudited)
Shares Description (1) Value
LONG-TERM INVESTMENTS - 97.9%
X
2,462,056,899 COMMON STOCKS - 97.9%
X 2,462,056,899
Aerospace & Defense - 2.4%
100,164 Boeing Co (2) $ 20,711,912
401,072 Raytheon Technologies Corp 40,067,093
Total Aerospace & Defense 60,779,005
Automobiles - 1.4%
215,054 Tesla Inc (2) 35,335,523
Total Automobiles 35,335,523
Beverages - 1.3%
574,368 Monster Beverage Corp (2) 32,164,608
Total Beverages 32,164,608
Biotechnology - 0.7%
160,224 Horizon Therapeutics Plc (2) 17,810,500
Total Biotechnology 17,810,500
Broadline Retail - 6.0%
291,188 Alibaba Group Holding Ltd, Sponsored ADR (2) 24,660,712
1,191,016 Amazon.com Inc (2) 125,592,637
Total Broadline Retail 150,253,349
Building Products - 1.1%
648,030 Carrier Global Corp 27,100,614
Total Building Products 27,100,614
Chemicals - 2.7%
620,586 Corteva Inc 37,930,216
79,231 Linde PLC 29,271,893
Total Chemicals 67,202,109
Communications Equipment - 1.1%
174,368 Arista Networks Inc (2) 27,926,779
Total Communications Equipment 27,926,779
Consumer Staples Distribution & Retail - 2.3%
115,597 Costco Wholesale Corp 58,170,722
Total Consumer Staples Distribution & Retail 58,170,722
Financial Services - 6.3%
174,320 Fiserv Inc (2) 21,287,958
359,818 Mastercard Inc 136,741,635
Total Financial Services 158,029,593
Health Care Equipment & Supplies - 3.1%
404,922 Dexcom Inc (2) 49,133,236
91,997 Intuitive Surgical Inc (2) 27,711,336
Total Health Care Equipment & Supplies 76,844,572

Nuveen Growth Opportunities ETF (NUGO)
(continued)
Portfolio of Investments
April 30, 2023
(Unaudited)
22
Shares Description (1) Value
Health Care Providers & Services - 3.4%
84,016 Elevance Health Inc $ 39,374,098
96,272 UnitedHealth Group Inc 47,374,489
Total Health Care Providers & Services 86,748,587
Health Care Technology - 0.7%
92,959 Veeva Systems Inc, Class A (2) 16,647,098
Total Health Care Technology 16,647,098
Hotels, Restaurants & Leisure - 3.9%
11,081 Booking Holdings Inc (2) 29,767,001
8,408 Chipotle Mexican Grill Inc (2) 17,384,549
787,046 Las Vegas Sands Corp (2) 50,252,887
Total Hotels, Restaurants & Leisure 97,404,437
Interactive Media & Services - 8.3%
1,063,938 Alphabet Inc, Class A (2) 114,203,105
396,282 Meta Platforms Inc (2) 95,234,490
Total Interactive Media & Services 209,437,595
IT Services - 0.4%
33,711 EPAM Systems Inc (2) 9,521,335
Total IT Services 9,521,335
Machinery - 0.9%
57,132 Deere & Co 21,597,039
Total Machinery 21,597,039
Oil, Gas & Consumable Fuels - 3.1%
183,166 ConocoPhillips 18,845,950
498,464 EOG Resources Inc 59,551,494
Total Oil, Gas & Consumable Fuels 78,397,444
Personal Care Products - 0.8%
85,246 Estee Lauder Cos Inc, Class A 21,031,893
Total Personal Care Products 21,031,893
Pharmaceuticals - 7.1%
606,189 AstraZeneca PLC, Sponsored ADR 44,385,159
211,312 Eli Lilly & Co 83,649,968
135,868 Novo Nordisk A/S, Sponsored ADR 22,702,184
166,026 Zoetis Inc 29,184,050
Total Pharmaceuticals 179,921,361
Semiconductors & Semiconductor Equipment - 9.6%
173,136 Advanced Micro Devices Inc (2) 15,473,164
89,837 Broadcom Inc 56,282,881
28,326 Lam Research Corp 14,845,090
57,745 Monolithic Power Systems Inc 26,676,458
458,864 NVIDIA Corp 127,330,171
Total Semiconductors & Semiconductor Equipment 240,607,764
Software - 20.0%
56,401 Crowdstrike Holdings Inc, Class A (2) 6,770,940
64,273 Intuit Inc 28,533,998
1,115,810 Microsoft Corp 342,843,781
264,813 Palo Alto Networks Inc (2) 48,317,780
40,910 Salesforce Inc (2) 8,115,317
69,021 ServiceNow Inc (2) 31,709,628

Shares Description (1) Value
Software (continued)
98,248 Synopsys Inc (2) $ 36,481,447
Total Software 502,772,891
Specialized REITs - 0.5%
61,773 American Tower Corp 12,625,783
Total Specialized REITs 12,625,783
Specialty Retail - 0.8%
106,948 Burlington Stores Inc (2) 20,620,644
Total Specialty Retail 20,620,644
Technology Hardware, Storage & Peripherals - 9.3%
1,383,220 Apple Inc 234,704,770
Total Technology Hardware, Storage & Peripherals 234,704,770
Textiles, Apparel & Luxury Goods - 0.7%
145,209 NIKE Inc, Class B 18,400,884
Total Textiles, Apparel & Luxury Goods 18,400,884
Total Long-Term Investments (cost $2,496,061,542) 2,462,056,899
Other Assets & Liabilities, Net - 2.1% 52,450,818
Net Assets - 100% $ 2,514,507,717
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
ADR American Depositary Receipt
REIT Real Estate Investment Trust
See Notes to Financial Statements

Nuveen Small Cap Select ETF (NSCS)
Portfolio of Investments April 30, 2023
(Unaudited)
Shares Description (1) Value
LONG-TERM INVESTMENTS - 98.6%
X 5,364,430 COMMON STOCKS - 97.2%
X 5,364,430
Aerospace & Defense - 1.5%
6,251 Kratos Defense & Security Solutions Inc (2) $ 80,638
Total Aerospace & Defense 80,638
Automobile Components - 0.9%
3,413 Dana Inc 50,478
Total Automobile Components 50,478
Banks - 5.9%
1,374 Banner Corp 68,590
3,770 Home BancShares Inc/AR 82,073
846 Preferred Bank/Los Angeles CA 40,676
895 SouthState Corp 61,737
1,071 Wintrust Financial Corp 73,224
Total Banks 326,300
Beverages - 3.0%
805 MGP Ingredients Inc 79,437
5,476 Primo Water Corp 83,181
Total Beverages 162,618
Biotechnology - 2.7%
301 Apellis Pharmaceuticals Inc (2) 25,112
375 Cytokinetics Inc (2) 14,025
925 Halozyme Therapeutics Inc (2) 29,720
377 Intellia Therapeutics Inc (2) 14,232
751 IVERIC bio Inc (2) 24,700
91 Karuna Therapeutics Inc (2) 18,058
131 Prometheus Biosciences Inc (2) 25,408
Total Biotechnology 151,255
Broadline Retail - 1.7%
1,397 Ollie's Bargain Outlet Holdings Inc (2) 91,154
Total Broadline Retail 91,154
Building Products - 1.6%
991 Masonite International Corp (2) 90,587
Total Building Products 90,587
Capital Markets - 2.8%
699 Evercore Inc 79,735
557 Piper Sandler Cos 75,440
Total Capital Markets 155,175
Chemicals - 1.4%
1,934 Avient Corp 74,478
Total Chemicals 74,478
Construction & Engineering - 4.6%
1,368 Arcosa Inc 92,394
628 Comfort Systems USA Inc 93,880
521 MYR Group Inc (2) 66,683
Total Construction & Engineering 252,957

Shares Description (1) Value
Construction Materials - 1.3%
2,688 Summit Materials Inc, Class A (2) $ 73,678
Total Construction Materials 73,678
Consumer Finance - 1.2%
651 FirstCash Holdings Inc 67,073
Total Consumer Finance 67,073
Containers & Packaging - 1.6%
1,786 Silgan Holdings Inc 87,978
Total Containers & Packaging 87,978
Electrical Equipment - 1.2%
3,833 Bloom Energy Corp, Class A (2) 63,819
Total Electrical Equipment 63,819
Electronic Equipment, Instruments & Components - 1.3%
6,154 TTM Technologies Inc (2) 72,679
Total Electronic Equipment, Instruments & Components 72,679
Gas Utilities - 1.3%
1,069 Spire Inc 72,403
Total Gas Utilities 72,403
Health Care Equipment & Supplies - 4.0%
1,479 AtriCure Inc (2) 65,061
1,241 Axonics Inc (2) 71,308
778 Establishment Labs Holdings Inc (2) 54,219
820 Tandem Diabetes Care Inc (2) 32,455
Total Health Care Equipment & Supplies 223,043
Health Care Providers & Services - 8.3%
1,269 Encompass Health Corp 81,406
1,516 HealthEquity Inc (2) 81,030
2,547 Option Care Health Inc (2) 81,886
1,738 Progyny Inc (2) 57,771
1,920 Select Medical Holdings Corp 58,560
1,345 Tenet Healthcare Corp (2) 98,616
Total Health Care Providers & Services 459,269
Hotel & Resort REITs - 0.8%
6,891 Summit Hotel Properties Inc 44,378
Total Hotel & Resort REITs 44,378
Hotels, Restaurants & Leisure - 3.1%
3,738 Everi Holdings Inc (2) 56,818
808 Papa John's International Inc 60,430
482 Texas Roadhouse Inc 53,319
Total Hotels, Restaurants & Leisure 170,567
Industrial REITs - 2.9%
501 EastGroup Properties Inc 83,447
2,275 STAG Industrial Inc 77,054
Total Industrial REITs 160,501
Insurance - 1.5%
440 Primerica Inc 80,304
Total Insurance 80,304

Nuveen Small Cap Select ETF (NSCS)
(continued)
Portfolio of Investments
April 30, 2023
(Unaudited)
26
Shares Description (1) Value
Interactive Media & Services - 1.1%
826 Ziff Davis Inc (2) $ 60,414
Total Interactive Media & Services 60,414
IT Services - 1.2%
791 Maximus Inc 66,167
Total IT Services 66,167
Leisure Products - 1.3%
3,165 Topgolf Callaway Brands Corp (2) 70,168
Total Leisure Products 70,168
Machinery - 4.2%
712 EnPro Industries Inc 67,120
915 ESCO Technologies Inc 85,617
1,231 SPX Technologies Inc (2) 78,390
Total Machinery 231,127
Marine Transportation - 1.7%
1,308 Kirby Corp (2) 93,967
Total Marine Transportation 93,967
Media - 1.2%
7,294 Magnite Inc (2) 68,564
Total Media 68,564
Metals & Mining - 1.1%
2,894 Lithium Americas Corp (2),(3) 57,822
Total Metals & Mining 57,822
Mortgage Real Estate Investment Trusts (REITs) - 0.9%
5,505 Ladder Capital Corp 51,472
Total Mortgage Real Estate Investment Trusts (REITs) 51,472
Multi-Utilities - 1.7%
1,448 Black Hills Corp 94,540
Total Multi-Utilities 94,540
Oil, Gas & Consumable Fuels - 7.4%
2,534 Delek US Holdings Inc 55,115
1,969 Matador Resources Co 96,540
3,544 Northern Oil and Gas Inc 117,554
2,241 Peabody Energy Corp (2) 53,829
7,992 Permian Resources Corp 83,516
Total Oil, Gas & Consumable Fuels 406,554
Personal Care Products - 2.3%
3,590 BellRing Brands Inc (2) 129,205
Total Personal Care Products 129,205
Pharmaceuticals - 1.7%
507 Amylyx Pharmaceuticals Inc (2) 14,399
464 Intra-Cellular Therapies Inc (2) 28,838
378 Prestige Consumer Healthcare Inc (2) 23,258
780 Ventyx Biosciences Inc (2) 29,328
Total Pharmaceuticals 95,823

Shares Description (1) Value
Professional Services - 2.3%
734 ASGN Inc (2) $ 52,547
656 ICF International Inc 74,784
Total Professional Services 127,331
Semiconductors & Semiconductor Equipment - 4.3%
730 Impinj Inc (2) 64,539
731 Lattice Semiconductor Corp (2) 58,261
976 MACOM Technology Solutions Holdings Inc (2) 56,940
413 Silicon Laboratories Inc (2) 57,531
Total Semiconductors & Semiconductor Equipment 237,271
Software - 5.9%
1,143 CommVault Systems Inc (2) 66,603
399 CyberArk Software Ltd (2) 49,715
3,424 PowerSchool Holdings Inc, Class A (2) 71,493
1,271 Sprout Social Inc, Class A (2) 62,610
817 Workiva Inc (2) 76,324
Total Software 326,745
Specialty Retail - 1.7%
1,029 Academy Sports & Outdoors Inc 65,362
862 Children's Place Inc (2) 25,550
Total Specialty Retail 90,912
Textiles, Apparel & Luxury Goods - 1.3%
2,106 Steven Madden Ltd 73,794
Total Textiles, Apparel & Luxury Goods 73,794
Trading Companies & Distributors - 1.3%
525 Applied Industrial Technologies Inc 71,222
Total Trading Companies & Distributors 71,222
Total Common Stocks (cost $5,370,061) 5,364,430
Shares Description (1) Value
X 74,987 EXCHANGE-TRADED FUNDS - 1.4%
X 74,987
935 SPDR S&P Biotech ETF (2),(3) $ 74,987
Total Exchange-Traded Funds (cost $75,241) 74,987
Total Long-Term Investments (cost $5,445,302) 5,439,417
Shares Description (1) Coupon Value
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING -   1.1%
62,851 MONEY MARKET FUNDS - 1.1%
X 62,851
62,851 State Street Navigator Securities Lending Government
Money Market Portfolio (4)
4.840%(5) $ 62,851
Total Investments Purchased with Collateral from Securities Lending (cost $62,851) $ 62,851
Total Investments (cost $5,508,153 ) - 99.7% 5,502,268
Other Assets & Liabilities, Net - 0.3% 18,147
Net Assets - 100% $ 5,520,415
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(3) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $62,354.

Nuveen Small Cap Select ETF (NSCS)
(continued)
Portfolio of Investments
April 30, 2023
(Unaudited)
28
(4) The Fund may loan securities representing up to one third of the market value of its total assets (which includes collateral for securities on loan)
to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a market value, at the inception of each loan, equal to not less than 100% of the market value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.
(5) The rate shown is the one-day yield as of the end of the reporting period.
ETF Exchange-Traded Fund
REIT Real Estate Investment Trust
SPDR Standard & Poor's Depositary Receipt
See Notes to Financial Statements

Nuveen Winslow Large-Cap Growth ESG ETF
(NWLG)
Portfolio of Investments April 30, 2023
(Unaudited)
Shares Description (1) Value
LONG-TERM INVESTMENTS - 99.3%
X 5,127,710 COMMON STOCKS - 99.3%
X 5,127,710
Biotechnology - 1.1%
173 Vertex Pharmaceuticals Inc (2) $ 58,946
Total Biotechnology 58,946
Capital Markets - 4.0%
236 Moody's Corp 73,896
694 Morgan Stanley 62,439
143 MSCI Inc 68,991
Total Capital Markets 205,326
Chemicals - 2.3%
322 Linde PLC 118,963
Total Chemicals 118,963
Consumer Staples Distribution & Retail - 4.7%
282 Costco Wholesale Corp 141,908
649 Dollar Tree Inc (2) 99,758
Total Consumer Staples Distribution & Retail 241,666
Financial Services - 6.8%
505 Mastercard Inc 191,915
677 Visa Inc, Class A 157,558
Total Financial Services 349,473
Ground Transportation - 1.5%
2,480 Uber Technologies Inc (2) 77,004
Total Ground Transportation 77,004
Health Care Equipment & Supplies - 4.7%
124 IDEXX Laboratories Inc (2) 61,028
607 Intuitive Surgical Inc (2) 182,840
Total Health Care Equipment & Supplies 243,868
Health Care Providers & Services - 4.6%
479 UnitedHealth Group Inc 235,711
Total Health Care Providers & Services 235,711
Health Care Technology - 2.2%
638 Veeva Systems Inc, Class A (2) 114,253
Total Health Care Technology 114,253
Hotels, Restaurants & Leisure - 7.9%
86 Chipotle Mexican Grill Inc (2) 177,816
410 Hilton Worldwide Holdings Inc 59,048
351 McDonald's Corp 103,808
596 Starbucks Corp 68,117
Total Hotels, Restaurants & Leisure 408,789
Interactive Media & Services - 4.7%
1,159 Alphabet Inc, Class A (2) 124,407
1,115 Alphabet Inc, Class C (2) 120,665
Total Interactive Media & Services 245,072

Nuveen Winslow Large-Cap Growth ESG ETF (NWLG)
(continued)
Portfolio of Investments
April 30, 2023
(Unaudited)
30
Shares Description (1) Value
IT Services - 1.2%
208 Gartner Inc (2) $ 62,912
Total IT Services 62,912
Life Sciences Tools & Services - 3.2%
664 Agilent Technologies Inc 89,926
321 Danaher Corp 76,048
Total Life Sciences Tools & Services 165,974
Machinery - 2.1%
131 Deere & Co 49,521
182 Parker-Hannifin Corp 59,128
Total Machinery 108,649
Pharmaceuticals - 1.2%
831 AstraZeneca PLC, Sponsored ADR 60,846
Total Pharmaceuticals 60,846
Semiconductors & Semiconductor Equipment - 13.0%
713 Analog Devices Inc 128,254
287 ASML Holding NV 182,779
218 Lam Research Corp 114,249
897 NVIDIA Corp 248,909
Total Semiconductors & Semiconductor Equipment 674,191
Software - 24.5%
79 Adobe Inc (2) 29,827
287 Atlassian Corp Ltd, Class A (2) 42,378
382 Intuit Inc 169,589
1,987 Microsoft Corp 610,525
419 Palo Alto Networks Inc (2) 76,451
392 ServiceNow Inc (2) 180,093
165 Synopsys Inc (2) 61,268
507 Workday Inc, Class A (2) 94,373
Total Software 1,264,504
Specialty Retail - 1.4%
77 O'Reilly Automotive Inc (2) 70,633
Total Specialty Retail 70,633
Technology Hardware, Storage & Peripherals - 6.3%
1,912 Apple Inc 324,428
Total Technology Hardware, Storage & Peripherals 324,428
Textiles, Apparel & Luxury Goods - 1.9%
254 Lululemon Athletica Inc (2) 96,502
Total Textiles, Apparel & Luxury Goods 96,502
Total Long-Term Investments (cost $4,932,776) 5,127,710
Other Assets & Liabilities, Net - 0.7% 35,007
Net Assets - 100% $ 5,162,717
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
ADR American Depositary Receipt
See Notes to Financial Statements

Statement of Assets and Liabilities
See accompanying notes to financial statements.

April 30, 2023 (Unaudited) NDVG NUGO NSCS NWLG
ASSETS
Long-term investments, at value
†‡
$ 8,143,947 $ 2,462,056,899 $ 5,439,417 $ 5,127,710
Investments purchased with collateral from securities lending, at value (cost approximates value) — — 62,851 —
Cash 27,180 62,420,685 84,914 68,085
Receivables:
Dividends 7,849 338,279 279 1,077
Investments sold — — 11,104 94,341
Reclaims 236 19,142 — —
Securities lending income — — 93 —
Other assets 63 24,152 49 42
Total assets 8,179,275 2,524,859,157 5,598,707 5,291,255
LIABILITIES
Payables:
Collateral from securities lending — — 62,851 —
Investments purchased - regular settlement — 9,249,267 11,664 125,915
Accrued expenses:
Management fees 3,956 1,037,920 3,626 2,496
Professional fees 73 21,018 55 46
Trustees fees 64 19,083 46 40
Other 63 24,152 50 41
Total liabilities 4,156 10,351,440 78,292 128,538
Net assets $ 8,175,119 $ 2,514,507,717 $ 5,520,415 $ 5,162,717
Shares outstanding 320,000 123,520,000 260,000 250,000
Net asset value ("NAV") per share $ 25 .55 $ 20 .36 $ 21 .23 $ 20 .65
NET ASSETS CONSIST OF:
Paid-in capital 8,076,831 3,235,798,466 6,598,823 6,252,156
Total distributable earnings (loss) 98,288 (721,290,749) (1,078,408) (1,089,439)
Net assets $ 8,175,119 $ 2,514,507,717 $ 5,520,415 $ 5,162,717
Authorized shares Unlimited Unlimited Unlimited Unlimited
Par value per share $ 0 .01 $ 0 .01 $ 0 .01 $ 0 .01
†
Long-term investments, cost $ 7,941,702 $ 2,496,061,542 $ 5,445,302 $ 4,932,776
‡   Includes securities loaned of $ — $ — $ 62,354 $ —

Statement of Operations
See accompanying notes to financial statements.

Six Months Ended April 30, 2023 (Unaudited) NDVG NUGO NSCS NWLG
INVESTMENT INCOME
Dividends $ 79,905 $ 10,246,896 $ 22,079 $ 16,796
Interest 1,073 1,087,101 1,699 669
Securities lending income, net — — 315 —
Foreign tax withheld on dividend income — (25,265) (66) (121)
Total investment income 80,978 11,308,732 24,027 17,344
EXPENSES
Management fees 24,874 6,181,044 23,788 15,126
Professional fees 120 37,331 92 81
Trustees fees 147 41,048 104 87
Total expenses 25,141 6,259,423 23,984 15,294
Net investment income (loss) 55,837 5,049,309 43 2,050
REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss):
Investments (155,732) (157,966,526) (288,152) (384,956)
In-kind redemptions 79,273 (11,846,409) — 17,090
Net realized gain (loss) (76,459) (169,812,935) (288,152) (367,866)
Change in unrealized appreciation (depreciation) on:
Investments 463,747 460,404,663 219,908 1,031,235
Change in net unrealized appreciation (depreciation) 463,747 460,404,663 219,908 1,031,235
Net realized and unrealized gain (loss) 387,288 290,591,728 (68,244) 663,369
Net increase (decrease) in net assets from operations $ 443,125 $ 295,641,037 $ (68,201) $ 665,419

Statement of Changes in Net Assets
See accompanying notes to financial statements.

NDVG NUGO
Unaudited
Six Months
Ended
4/30/23
Year Ended
10/31/22
Unaudited
Six Months
Ended
4/30/23
Year Ended
10/31/22
OPERATIONS
Net investment income (loss) $ 55,837 $ 87,684 $ 5,049,309 $ 2,531,829
Net realized gain (loss) (76,459) 49,585 (169,812,935) (508,386,270)
Change in net unrealized appreciation (depreciation) 463,747 (488,661) 460,404,663 (540,604,068)
Net increase (decrease) in net assets from operations 443,125 (351,392) 295,641,037 (1,046,458,509)
DISTRIBUTIONS TO SHAREHOLDERS
Dividends (57,056) (88,816) (5,361,255) (151,404)
Decrease in net assets from distributions to shareholders (57,056) (88,816) (5,361,255) (151,404)
FUND SHARE TRANSACTIONS
Proceeds from sale of shares 763,417 3,373,099 126,351,849 1,952,646,865
Cost of shares redeemed (737,015) (1,179,509) (234,951,239) (260,633,066)
Net increase (decrease) in net assets from Fund share transactions 26,402 2,193,590 (108,599,390) 1,692,013,799
Net increase (decrease) in net assets 412,471 1,753,382 181,680,392 645,403,886
Net assets at the beginning of period 7,762,648 6,009,266 2,332,827,325 1,687,423,439
Net assets at the end of period $ 8,175,119 $ 7,762,648 $ 2,514,507,717 $ 2,332,827,325

See accompanying notes to financial statements.

NSCS NWLG
Unaudited
Six Months
Ended
4/30/23
Year Ended
10/31/22
Unaudited
Six Months
Ended
4/30/23
Year Ended
10/31/22
OPERATIONS
Net investment income (loss) $ 43 $ 15,771 $ 2,050 $ (4,116)
Net realized gain (loss) (288,152) (704,226) (367,866) (879,623)
Change in net unrealized appreciation (depreciation) 219,908 (544,725) 1,031,235 (1,174,720)
Net increase (decrease) in net assets from operations (68,201) (1,233,180) 665,419 (2,058,459)
DISTRIBUTIONS TO SHAREHOLDERS
Dividends (19,526) (7,748) – –
Decrease in net assets from distributions to shareholders (19,526) (7,748) – –
FUND SHARE TRANSACTIONS
Proceeds from sale of shares – 1,391,006 188,861 1,275,297
Cost of shares redeemed – (832,036) (192,596) (785,234)
Net increase (decrease) in net assets from Fund share transactions – 558,970 (3,735) 490,063
Net increase (decrease) in net assets (87,727) (681,958) 661,684 (1,568,396)
Net assets at the beginning of period 5,608,142 6,290,100 4,501,033 6,069,429
Net assets at the end of period $ 5,520,415 $ 5,608,142 $ 5,162,717 $ 4,501,033

Financial Highlights

The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)(a)
Net Realized
/Unrealized
Gain (Loss) Total
From
Net
Investment
Income
From
Net Realized
Gains Total
Net Asset
Value,
End of
Period
Ending
Market
Price
NDVG
4/30/23(d)
$ 24.26 $ 0.18 $ 1.29 $ 1.47 $ (0.18) $ — $ (0.18) $ 25.55 $ 25.53
10/31/22
26.13 0.34 (1.87) (1.53) (0.33) (0.01) (0.34) 24.26 24.27
10/31/21(f)
25.00 0.09 1.10 1.19 (0.06) — (0.06) 26.13 26.14
NUGO
4/30/23(d)
17.97 0.04 2.40 2.44 (0.05) — (0.05) 20.36 20.38
10/31/22
26.04 0.02 (8.09) (8.07) —(g) — — 17.97 17.93
10/31/21(h)
25.00 0.01 1.03 1.04 — — — 26.04 26.05
NSCS
4/30/23(d)
21.57 —(g) (0.26) (0.26) (0.08) — (0.08) 21.23 21.23
10/31/22
26.21 0.06 (4.67) (4.61) (0.03) — (0.03) 21.57 21.57
10/31/21(f)
25.00 0.01 1.20 1.21 — — — 26.21 26.22
NWLG
4/30/23(d)
18.00 0.01 2.64 2.65 — — — 20.65 20.64
10/31/22
26.39 (0.02) (8.37) (8.39) — — — 18.00 18.00
10/31/21(f)
25.00 (0.02) 1.41 1.39 — — — 26.39 26.37
(a)
Based on average shares outstanding.
(b)
Percentage is not annualized.
(c)
Does not include in-kind transactions.
(d)
Unaudited
(e)
Annualized.
(f)
For the period August 4, 2021 (commencement of operations) through October 31, 2021.
(g)
Value rounded to zero.
(h)
For the period September 27, 2021 (commencement of operations) through October 31, 2021.

See accompanying notes to financial statements.

Ratios and Supplemental Data
Total Return Ratios to Average Net Assets
Based
on
Net Asset
Value(b)
Based
on
Market
Price(b)
Net Assets,
End of Period
(000) Expenses
Net Investment
Income (Loss)
Portfolio
Turnover
Rate(c)
6.07% 5.98% $ 8,175 0.65% (e) 1.44% (e) 8%
(5.89) (5.91) 7,763 0.64 1.34 12
4.76 4.82 6,009 0.64 (e) 1.52 (e) 7
13.59 13.95 2,514,508 0.56 (e) 0.45 (e) 17
(31.01) (31.16) 2,332,827 0.55 0.09 39
4.18 4.18 1,687,423 0.55 (e) 0.39 (e) 2
(1.21) (1.23) 5,520 0.86 (e) — (e),(g) 20
(17.61) (17.62) 5,608 0.85 0.27 64
4.84 4.87 6,290 0.85 (e) 0.23 (e) 11
14.70 14.64 5,163 0.65 (e) 0.09 (e) 39
(31.77) (31.74) 4,501 0.64 (0.08) 58
5.56 5.50 6,069 0.64 (e) (0.24) (e) 15

Notes to Financial Statements
(Unaudited)

1. General Information
Trust and Fund Information:
The Nushares ETF Trust (the “Trust”) is an open-end management investment company registered under the
Investment Company Act of 1940, as amended (the “1940 Act”). The Trust is comprised of Nuveen Dividend Growth ETF (NDVG), Nuveen Growth
Opportunities ETF (NUGO), Nuveen Small Cap Select ETF (NSCS) and Nuveen Winslow Large-Cap Growth ESG ETF (NWLG) (each a “Fund” and collectively, the “Funds”), as diversified funds (non-diversified for NUGO and NWLG), among others. The Trust was organized as a Massachusetts business trust on February 20, 2015. Shares of the Funds are listed and traded on the NYSE Arca (the “Exchange”).
Current Fiscal Period:
 The end of the reporting period for the Funds is April 30, 2023, and the period covered by these Notes to Financial
Statements is the six months ended April 30, 2023 (the "current fiscal period").
Investment Adviser and Sub-Adviser:
The Funds’ investment adviser is Nuveen Fund Advisors, LLC (the “Adviser”), a subsidiary of Nuveen,
LLC (“Nuveen”). Nuveen is the investment management arm of Teachers Insurance and Annuity Association of America (“TIAA”). The Adviser
has overall responsibility for management of the Funds, oversees the management of the Funds’ portfolios, manages the Funds’ business affairs and provides certain clerical, bookkeeping and other administrative services. The Adviser has entered into sub-advisory agreements with Nuveen
Asset Management (“NAM”), a subsidiary of the Adviser and Winslow Capital Management, LLC (“Winslow Capital”), (each a “Sub-Adviser”
and collectively, the “Sub-Advisers”). NAM is responsible for managing the investment portfolio of NDVG, NUGO and NSCS. Winslow Capital is responsible for managing the investment portfolio of NWLG.
2. Significant Accounting Policies
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of
America (“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. Each Fund is an investment company and follows accounting guidance in the Financial Accounting Standards Board
(“FASB”) Accounting Standards Codification 946, Financial Services — Investment Companies. The Net Asset Value ("NAV") for financial reporting purposes may differ from the NAV for processing security and creation unit transactions. The NAV for financial reporting purposes includes security and creation unit transactions through the date of the report. Total return is computed based on the NAV used for processing security and creation unit transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.
Compensation:
The Trust pays no compensation directly to those of its trustees or to its officers, all of whom receive remuneration for their services to the Trust from the Adviser or its affiliates. The Funds' Board of Trustees (the "Board") has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain
Nuveen-advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-
advised funds.
Distributions to Shareholders:
Distributions to shareholders are recorded on the ex-dividend date. The amount, character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications:
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
Investments and Investment Income:
Securities transactions are accounted for as of the end of trade date for financial reporting purposes.
Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after the
Funds determine the existence of a dividend declaration. Non-cash dividends received in the form of stock, if any, are recognized on the ex-dividend date and recorded at fair value. Interest income is recorded on an accrual basis. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. The Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions. Securities lending income is comprised of fees earned from borrowers and income earned on cash collateral investments.
New Accounting Pronouncements
New Accounting Pronouncement:
 In March 2020, FASB issued Accounting Standards Update (“ASU”) 2020-04, Reference Rate Reform: Facilitation
of the Effects of Reference Rate Reform on Financial Reporting. The main objective of the new guidance is to provide relief to companies that will be impacted by the expected change in benchmark interest rates, when participating banks will no longer be required to submit London Interbank
Offered Rate (LIBOR) quotes by the UK Financial Conduct Authority (FCA). The new guidance allows companies to, provided the only change to existing contracts are a change to an approved benchmark interest rate, account for modifications as a continuance of the existing contract without additional analysis. For new and existing contracts, the Funds may elect to apply the amendments as of March 12, 2020 through December 31,
2022. In December 2022, FASB deferred ASU 2022-04 and issued ASU 2022-06, Reference Rate Reform: Deferral of the Sunset Date of Topic 848,
which extends the application of the amendments through December 31, 2024. Management has not yet elected to apply the amendments, is continuously evaluating the potential effect a discontinuation of LIBOR could have on the Funds’ investments and has currently determined that it is unlikely the ASU’s adoption will have a significant impact on the Funds’ financial statements and various filings.

Notes to Financial Statements
(Unaudited) (continued)
New Accounting Pronouncement:
In June 2022, the FASB issued ASU 2022-03 to clarify the guidance in Topic 820, Fair Value Measurement
("Topic 820"). The amendments in ASU 2022-03 affect all entities that have investments in equity securities measured at fair value that are subject to a contractual sale restriction. ASU 2022-03 (1) clarifies the guidance in Topic 820, when measuring the fair value of an equity security subject to contractual restrictions that prohibit the sale of equity security, (2) amends a related illustrative example, and (3) introduces new disclosure requirements for equity securities subject to contractual sale restrictions that are measured at fair value in accordance with Topic 820. For public business entities, the amendments in ASU 2022-03 are effective for fiscal years beginning after December 15, 2023, and interim periods within those fiscal years. For all other entities, the amendments are effective for fiscal years beginning after December 15, 2024, and interim periods within those fiscal years. Early adoption is permitted for both interim and annual financial statements that have not yet been issued or made available for issuance. Management is currently assessing the impact of these provisions on the Funds' financial statements.
3. Investment Valuation and Fair Value Measurements
The Funds’ investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability.
Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Funds’ major classifications of assets and liabilities measured at fair value follows:
Equity securities and exchange-traded funds listed or traded on a national market or exchange are valued based on their last reported sales price or official closing price of such market or exchange on the valuation date. Foreign equity securities and registered investment companies that trade on a foreign exchange are valued at the last reported sales price or official closing price on the principal exchange where traded, and converted to U.S.
dollars at the prevailing rates of exchange on the valuation date. To the extent these securities are actively traded and no valuation adjustments are applied, they are generally classified as Level 1. When valuation adjustments are applied to the most recent last sales price or official closing price, these securities are generally classified as Level 2.
Investments in investment companies are valued at their respective NAVs or share price on the valuation date and are generally classified as Level 1.
Prices of certain American Depositary Receipts (“ADR”) held by the Funds that trade in the United States are valued based on the last traded price, official closing price, or an evaluated price provided by the pricing services and are generally classified as Level 1 or 2.
For any portfolio security or derivative for which market quotations are not readily available or for which the Adviser deems the valuations derived using the valuation procedures described above not to reflect fair value, the Adviser will determine a fair value in good faith using alternative procedures approved by the Adviser, subject to the oversight of the Board. As a general principle, the fair value of a security is the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. To the extent the inputs are observable and timely, the values would be classified as Level 2; otherwise they would be classified as Level 3.
The following table summarizes the market value of the Funds’ investments as of the end of the reporting period, based on the inputs used to value them:
NDVG
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 8,143,947 $ – $ – $ 8,143,947
Total $ 8,143,947 $ – $ – $ 8,143,947
a

4. Portfolio Securities and Investments in Derivatives
Portfolio Securities
Securities Lending:
Each Fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions in order to generate additional income. When loaning securities, the Fund retains the benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. The loans are continuous, can be recalled at any time, and have no set maturity. State Street Bank and Trust Company, serves as the securities lending agent (the “Agent”).
When a Fund loans its portfolio securities, it will receive, at the inception of each loan, cash collateral equal to an amount not less than 100% of the market value of the loaned securities. The actual percentage of the cash collateral will vary depending upon the asset type of the loaned securities.
Collateral for the loaned securities is invested in a government money market vehicle maintained by the Agent, which is subject to the requirements of Rule 2a-7 under the 1940 Act. The value of the loaned securities and the liability to return the cash collateral received are recognized on the
Statement of Assets and Liabilities. If the market value of the loaned securities increases, the borrower must furnish additional collateral to the Fund, which is also recognized on the Statement of Assets and Liabilities. Securities out on loan are subject to termination at any time at the option of the borrower or the Fund. Upon termination, the borrower is required to return to the Fund securities identical to the securities loaned. During the term of the loan, the Fund bears the market risk with respect to the investment of collateral and the risk that the Agent may default on its contractual obligations to the Fund. The Agent bears the risk that the borrower may default on its obligation to return the loaned securities as the Agent is contractually obligated to indemnify the Fund if at the time of a default by a borrower some or all of the loan securities have not been returned.
Securities lending income recognized by a Fund consists of earnings on invested collateral and lending fees, net of any rebates to the borrower and compensation to the Agent. Such income is recognized on the Statement of Operations.
As of the end of the reporting period, the total value of the loaned securities and the total value of collateral received were as follows:
Purchases and sales:
Long-term purchases and sales (excluding in-kind transactions), during the current fiscal period were as follows:
In-kind transactions during the current fiscal period were as follows:
NUGO
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 2,462,056,899 $ – $ – $ 2,462,056,899
Total $ 2,462,056,899 $ – $ – $ 2,462,056,899
a
NSCS
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 5,364,430 $ – $ – $ 5,364,430
Exchange-Traded Funds 74,987 – – 74,987
Investments Purchased with Collateral from Securities
Lending 62,851 – – 62,851
Total $ 5,502,268 $ – $ – $ 5,502,268
a
NWLG
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 5,127,710 $ – $ – $ 5,127,710
Total $ 5,127,710 $ – $ – $ 5,127,710
a
Fund Asset Class out on Loan
Long-Term
Investments, at
Value
Total Collateral
Received
NSCS Exchange-Traded Funds $62,354 $62,851
Fund Purchases Sales
NDVG $ 662,706 $ 632,780
NUGO 379,502,468 376,725,043
NSCS 1,101,695 1,140,499
NWLG 1,857,323 1,837,184

Notes to Financial Statements
(Unaudited) (continued)
The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased on a when-issued or delayed-delivery basis may have extended settlement periods; interest income is not accrued until settlement date. Any securities so purchased are subject to market fluctuation during this period. The Funds have earmarked securities in their portfolios with a current value at least equal to the amount of the when-issued/
delayed delivery purchase commitments. If a Fund has outstanding when-issued/delayed-delivery purchases commitments as of the end of the reporting period, such amounts are recognized on the Statement of Assets and Liabilities.
Investments in Derivatives
Each Fund is authorized to invest in certain derivative instruments. The Funds record derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Funds’ investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes.
Although the Funds are authorized to invest in derivative instruments, and may do so in the future, they did not make any such investments during the current fiscal period.
Market and Counterparty Credit Risk:
In the normal course of business each Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform
(counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose each Fund to counterparty credit risk, consist principally of cash due from counterparties on forward, option and swap transactions, when applicable. The extent of each Fund’s exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and Liabilities.
Each Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when each Fund has an unrealized loss, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the predetermined threshold amount.
5. Fund Shares
Each Fund issues and redeems its shares on a continuous basis at NAV only in aggregations of a specified number of shares or multiples thereof
(“Creation Units”). Only certain institutional investors (referred to as “Authorized Participants”) who have entered into agreements with Nuveen
Securities, LLC, the Funds' distributor, may purchase and redeem Creation Units. Once created, shares of the Funds trade on the Exchange at market prices and are only available to individual investors through their brokers.
Creation Units are purchased and redeemed in-kind for a designated portfolio of securities included in each Fund’s respective Index and/or a specified amount of cash. Authorized Participants are charged fixed transaction fees in connection with purchasing and redeeming Creation Units.
Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant Fund for certain transaction costs (i.e., taxes on currency or other financial transactions, and brokerage costs) and market impact expenses it incurs in purchasing or selling portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” on the Statements of Changes in Net Assets.
Transactions in Fund shares during the current and prior period were as follows:
Fund
In-Kind
Purchases
In-Kind
Sales
NDVG $ 764,568 $ 737,927
NUGO 125,846,796 233,446,714
NSCS — —
NWLG 183,587 189,125
NDVG NUGO
Six Months Ended
4/30/23
Year Ended
10/31/22
Six Months Ended
4/30/23
Year Ended
10/31/22
Shares Amount Shares Amount Shares Amount Shares Amount
Shares sold 30,000 $763,417 140,000 $3,373,099 6,730,000 $126,351,849 77,150,000 $1,952,646,865
Shares redeemed (30,000) (737,015) (50,000) (1,179,509) (13,050,000) (234,951,239) (12,100,000) (260,633,066)
Net increase (decrease) – $26,402 90,000 $2,193,590 (6,320,000) $(108,599,390) 65,050,000 $1,692,013,799

6. Income Tax Information
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.
Each Fund files income tax returns in U.S. federal and applicable state and local jurisdictions. A Fund's federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed each Fund's tax positions taken for all open tax years and has concluded that no provision for income tax is required in the Fund's financial statements.
As of the end of the reporting period, the aggregate cost and the net unrealized appreciation/(depreciation) of all investments for federal income tax purposes were as follows:
For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized income and/or capital gains for tax reporting, if applicable.
As of prior fiscal period end, the components of accumulated earnings on a tax basis were as follows:
As of prior fiscal period end, the Funds had capital loss carryforwards, which will not expire:
NSCS NWLG
Six Months Ended
4/30/23
Year Ended
10/31/22
Six Months Ended
4/30/23
Year Ended
10/31/22
Shares Amount Shares Amount Shares Amount Shares Amount
Shares sold – $– 60,000 $1,391,006 10,000 $188,861 60,000 $1,275,297
Shares redeemed – – (40,000) (832,036) (10,000) (192,596) (40,000) (785,234)
Net increase (decrease) – $– 20,000 $558,970 – $(3,735) 20,000 $490,063
Fund Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
(Depreciation)
Net
Unrealized
Appreciation
(Depreciation)
NDVG $ 7,941,706 $ 622,678 $ (420,437) $ 202,241
NUGO 2,500,169,916 186,920,254 (225,033,271) (38,113,017)
NSCS 5,529,186 491,047 (517,965) (26,918)
NWLG 4,935,227 339,321 (146,838) 192,483
Fund
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Unrealized
Appreciation
(Depreciation)
Capital Loss
Carryforwards
Late-Year Loss
Deferrals
Other
Book-to-Tax
Differences Total
NDVG
$ 7,700 $ — $ (261,506) $ (33,975) $ — $ — $ (287,781)
NUGO
2,512,561 — (498,517,680) (515,565,412) — — (1,011,570,531)
NSCS
14,186 — (246,020) (758,847) — — (990,681)
NWLG
— — (838,752) (916,106) — — (1,754,858)
Fund
Short-Term Long-Term Total
NDVG
$ 33,975 $ — $ 33,975
NUGO
514,107,204 1,458,208 515,565,412
NSCS
640,795 118,052 758,847
NWLG
776,251 139,855 916,106

Notes to Financial Statements
(Unaudited) (continued)
7. Management Fees and Other Transactions with Affiliates
Management Fees:
Each Fund’s management fee compensates the Adviser for its investment advisory services to the Funds. The Sub-Adviser is
compensated for its services to the Funds from the management fees paid to the Adviser.   The Adviser is responsible for substantially all other
expenses of the Funds, except any future distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities, fees and expenses of the independent trustees (including any trustees’ counsel fees), certain compensation expenses of the Funds’ chief compliance officer, litigation expenses and extraordinary expenses.
The annual management fee, payable monthly, for each Fund is based on a percentage of average daily net assets according to the following rates:
Other Transactions with Affiliates
Each Fund is permitted to purchase or sell securities from or to certain other funds or accounts managed by the Sub-Adviser (“Affiliated Entity”)
under specified conditions outlined in procedures adopted by the Board ("cross-trade"). These procedures have been designed to ensure that any cross-trade of securities by the Fund from or to an Affiliated Entity by virtue of having a common investment adviser (or affiliated investment adviser), common officer and/or common trustee complies with Rule 17a-7 under the 1940 Act. These transactions are effected at the current market price (as provided by an independent pricing service) without incurring broker commissions.
During the current fiscal period, the Funds did not engage in cross-trades pursuant to these procedures.
As of the end of the reporting period, the percentage of Fund shares owned by TIAA are as follows:
Fund Management Fee
NDVG 0.64%
NUGO 0.55
NSCS 0.85
NWLG 0.64
Fund
TIAA
Owned Shares
NDVG
69%
NUGO
—
NSCS
85
NWLG
88

Additional Fund Information
(Unaudited)
The tables below show the number and percentage of days during the current fiscal period that each Fund’s market price was greater than its NAV per share (i.e., at premium) and less than its NAV per share (i.e., at a discount). The market price is determined using the midpoint between the highest bid and the lowest offer on the applicable Fund’s listing exchange, as of the time that the Fund’s NAV is calculated (normally 4:00 p.m. Eastern Time).
Investment Adviser
Nuveen Fund Advisors, LLC
333 West Wacker Drive
Chicago, IL 60606
Sub-Adviser
Nuveen Asset Management,
LLC
333 West Wacker Drive
Chicago, IL 60606
Winslow Capital
Management, LLC
80 South Eighth Street
Minneapolis, MN 55402
Independent Registered
Public Accounting Firm
KPMG LLP
200 East Randolph Street
Chicago, IL 60601
Administrator, Custodian
and Transfer Agent
Brown Brothers Harriman
50 Post Office Square
Boston, MA 02110
Legal Counsel
Chapman and Cutler LLP
Chicago, IL 60603
Morgan Lewis & Bockius LLP
111 Pennsylvania Avenue, NW
Washington, D.C. 20004
NDVG NUGO
Six Months Ended April 30, 2023 Number of Days % of Total Days Number of Days % of Total Days
Premium/Discount Range:
0.00% to 0.25% 75 61.0% 74 60.2%
(0.01)% to (0.25)% 48 39.0% 49 39.8%
123 100% 123 100%
NSCS NWLG
Six Months Ended April 30, 2023 Number of Days % of Total Days Number of Days % of Total Days
Premium/Discount Range:
0.00% to 0.25% 66 53.7% 63 51.2%
(0.01)% to (0.25)% 57 46.3% 60 48.8%
123 100% 123 100%

Additional Fund Information
(Unaudited) (continued)
Portfolio of Investments Information
Each Fund is required to file its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT. You may obtain this information on the SEC’s website at http://www.sec.gov.
Nuveen Funds’ Proxy Voting Information
You may obtain (i) information regarding how each fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, without charge, upon request, by calling Nuveen toll-free at (800) 257-8787 or on Nuveen’s website at www.nuveen.com and (ii) a description of the policies and procedures that each fund used to determine how to vote proxies relating to portfolio securities without charge, upon request, by calling Nuveen toll-free at (800) 257-8787. You may also obtain this information directly from the SEC. Visit the SEC on-line at http://www.sec.gov.
FINRA BrokerCheck:
The Financial Industry Regulatory Authority (FINRA) provides information regarding the disciplinary history of FINRA member firms and associated investment professionals. This information as well as an investor brochure describing FINRA BrokerCheck is available to the public by calling the FINRA BrokerCheck Hotline number at (800) 289-9999 or by visiting www.FINRA.org.

Glossary of Terms Used in this Report
(Unaudited)

Average Annual Total Return:
This is a commonly used method to express an investment’s performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment’s actual cumulative performance (including change in NAV or offer price and reinvested dividends and capital gains distributions, if any) over the time period being considered.
Net Assets Value (NAV) Per Share:
A fund’s Net Assets is equal to its total assets (securities, cash and accrued earnings) less its total liabilities. NAV per share is equal to the fund’s Net Assets divided by its number of shares outstanding.

Liquidity Risk Management Program
(Unaudited)
Discussion of the operation and effectiveness of the Funds’ liquidity risk management program
In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), each Fund covered in this Report (the
“Funds”) has adopted and implemented a liquidity risk management program (the “Program”), which is designed to manage the Fund’s liquidity risk.
The Program consists of various protocols for assessing and managing each Fund’s liquidity risk. The Funds’ Board of Trustees previously designated
Nuveen Fund Advisors, LLC, the Funds’ investment adviser, as the Administrator of the Program. The adviser’s Liquidity Monitoring and Analysis
Team (“LMAT”) carries out day-to-day Program management with oversight by the adviser’s Liquidity Oversight Sub-Committee (the “LOSC”). The
LOSC is composed of personnel from the adviser and Teachers Advisors, LLC, an affiliate of the adviser.
At a May 23-25, 2023 meeting of the Board, the Administrator provided the Board with a written report addressing the Program’s operation, adequacy and effectiveness of implementation for calendar year 2022 (the “Review Period”), as required under the Liquidity Rule. The report noted
that the Program has been and continues to be adequately and effectively implemented to monitor and (as applicable) respond to each Fund’s liquidity developments.
In accordance with the Program, the LMAT assesses each Fund’s liquidity risk no less frequently than annually based on various factors, such as (1)
the Fund’s investment strategy and the liquidity of portfolio investments, (ii) cash flow projections, and (ii) holdings of cash and cash equivalents, borrowing arrangements, and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.
Each Fund portfolio investment is classified into one of four liquidity categories (including the most liquid, “Highly Liquid”, and the least liquid,
“Illiquid”, discussed below), The classification is based on a determination of how long it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment
Liquidity classification determinations take into account various market, trading, and investment-specific considerations, as well as market depth, and use third- party vendor data.
Any Fund that does not primarily hold highly liquid investments must, among other things, determine a minimum percentage of Fund assets that must be invested in highly liquid investments (a “Highly Liquid Investment Minimum”). During the Review Period, each Fund primarily held Highly
Liquid investments and therefore was exempt from the requirement to adopt a Highly Liquid Investment Minimum and to comply with the related requirements under the Liquidity Rule.
The Liquidity Rule also limits a Fund’s investments in Illiquid investments. Specifically, the Liquidity Rule prohibits a Fund from acquiring Illiquid investments if doing so would result in the Fund holding more than 15% of its net assets in illiquid investments, and requires certain reporting to the
Fund Board and the Securities and Exchange Commission any time a Fund’s holdings of Illiquid investments exceeds 15% of net assets. During the
Review Period, no Fund exceeded the 15% limit on Illiquid investments.

Nuveen Securities, LLC, member FINRA and SIPC 333 West Wacker Drive Chicago, IL 60606 www.nuveen.com
NSA-ETF-0423P 2913680-INV-B-06/24
Nuveen:
Serving Investors for Generations
Since 1898, financial advisors and their clients have relied on Nuveen to provide dependable investment solutions through continued adherence to proven, long-term investing principles. Today, we offer a range of high quality solutions designed to be integral components of a well-diversified core portfolio.
Focused on meeting investor needs.
Nuveen is the investment manager of TIAA. We have grown into one of the world’s premier global asset managers, with specialist knowledge across all major asset classes and particular strength in solutions that provide income for investors and that draw on our expertise in alternatives and responsible investing. Nuveen is driven not only by the independent investment processes across the firm, but also the insights, risk management, analytics and other tools and resources that a truly world-class platform provides. As a global asset manager, our mission is to work in partnership with our clients to create solutions which help them secure their financial future.
Find out how we can help you.
To learn more about how the products and services of Nuveen may be able to help you meet your financial goals, talk to your financial advisor, or call us at (800) 257-8787. Please read the information provided carefully before you invest. Investors should consider the investment objective and policies, risk considerations, charges and expenses of any investment carefully. Where applicable, be sure to obtain a prospectus, which contains this and other relevant information. To obtain a prospectus, please contact your securities representative or Nuveen, 333 W. Wacker Dr., Chicago, IL 60606.
Please read the prospectus carefully before you invest or send money.
Learn more about Nuveen Funds at:
www.nuveen.com/exchange-trad ed-funds
NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

Item 2. Code of Ethics.

Not applicable to this filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable to this filing.

Item 6. Schedule of Investments.

(a) See Portfolio of Investments in Item 1.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to this registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to this registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board implemented after the registrant last provided disclosure in response to this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

File the exhibits listed below as part of this Form.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable to this filing.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: See EX-99.CERT attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable to this registrant.

(a)(4) Change in registrant’s independent public accountant. Not applicable.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an Exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registration specifically incorporates it by reference: See EX-99.906 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nushares ETF Trust

By	(Signature and Title)	/s/ Diana R. Gonzalez
Diana R. Gonzalez Vice President and Secretary

Date: July 6, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	(Signature and Title)	/s/ Jordan M. Farris
Jordan M. Farris Chief Administrative Officer (principal executive officer)

Date: July 6, 2023

By	(Signature and Title)	/s/ E. Scott Wickerham
E. Scott Wickerham Vice President and Funds Controller (principal financial officer)

Date: July 6, 2023